UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04986

Franklin Investors Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area Code: (650) 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/12

Item 1. Reports to Stockholders.

APRIL 30, 2012

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Balanced Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Limited Maturity U.S. Government Securities Fund

Franklin Real Return Fund

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at **franklintempleton.com/edelivery**

FRANKLIN INVESTORS SECURITIES TRUST

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

 1

Semiannual Report

Economic and Market Overview

The U.S. economy, as measured by gross domestic product growth, expanded during the six-month period ended April 30, 2012. The national unemployment rate for April 2012 stood at 8.1%, compared with 8.9% at the start of the period.1 Jobless claims touched a four-year low in February, and job creation was fairly robust. Consistent with employment trends, industrial production and manufacturing activity increased toward the end of the period. Automobile sales rose to their highest levels since February 2008, and consumer confidence climbed to pre-recession levels. Outside of the U.S., Greece secured bailout financing as bondholders agreed to concessions and the country enacted austerity measures. Although the long-term resolution of the European debt situation remained unclear, the European Central Bank’s plan to increase liquidity through loans was well received and seemed to improve investor sentiment.

At the end of the reporting period, however, significant challenges to the economy remained, including uncertainty surrounding deeply indebted European countries, soaring gas prices amid political turmoil in the Middle East, indications of reduced economic stimulus from the federal government, and continued malaise in the U.S. housing market. Signs of China’s economic growth slowdown contributed to pessimism as, despite a higher overall level of U.S. exports, the U.S. trade deficit widened following decreases in exports to China and the eurozone.

Amid the improved economic reports, U.S. stock markets reached multi-year highs in late March and early April 2012. The Dow Jones Industrial Average exceeded the 13,000 level for the first time since 2008, and the NASDAQ Composite Index hit an 11-year high. Leading market sectors included consumer discretionary, information technology and financials. Conversely, utilities and energy lagged the broader market. In this environment, investment-grade bonds posted modest returns and outperformed U.S. Treasuries.

The foregoing information reflects our analysis and opinions as of April 30, 2012. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

Semiannual Report | 3

Franklin Balanced Fund

Your Fund’s Goal and Main Investments: Franklin Balanced Fund seeks income and capital appreciation by investing in a combination of stocks, convertible securities and debt securities. The Fund will normally invest at least 25% of its total assets in equity securities (primarily common and preferred stock) and at least 25% of its total assets in debt securities, including bonds, notes, debentures and money market securities.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Balanced Fund covers the period ended April 30, 2012.

Performance Overview

For the six months under review, Franklin Balanced Fund – Class A delivered a +7.52% cumulative total return. The Fund underperformed the +12.77% total return of its equity benchmark, the Standard & Poor’s® 500 Index (S&P 500®), which is a broad measure of U.S. stock performance.1 However, the Fund outperformed the +2.44% of its fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which tracks the U.S. investment-grade, taxable bond market.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Investment Strategy

We apply a bottom-up approach to investing in individual securities. We will assess the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We also consider a company’s price/earnings ratio, profit margins and liquidation value. In determining an optimal mix of equity and fixed income investments for the Fund, we assess changing economic, market and industry conditions. We may sell securities for a number of possible reasons, including the achievement of certain stock prices or credit spreads, changes in the fundamental outlook or risk/reward profile of a security, less attractive values relative to market peers, or broad economic conditions affecting certain fixed income sectors.

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 50.

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*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager’s Discussion

During the six months under review, as equity markets rallied, the Fund’s equity securities delivered the bulk of returns. Our equity sectors were well diversified, with our largest weightings in industrials, materials, financials and information technology (IT) at period-end. Within fixed income markets, we remained focused on opportunities in investment-grade corporate bonds and select high yield corporate bonds. Our largest sector weightings in corporate bonds were energy, banking and consumer non-cyclical companies at period-end.

Among the Fund’s equity holdings, the industrials, financials and IT sectors were stand-out performers. General Electric in the industrials sector benefited from renewed investor confidence during a sustained period of modest global economic growth. Within financials, JPMorgan Chase & Co. shares performed well following the Federal Reserve Board’s stress test, which resulted in the company’s approval for a higher dividend and share buybacks. Shortly after this reporting period ended, JPMorgan announced a massive hedging loss that meaningfully pressured its stock price. Our U.S. Bancorp holding aided Fund performance largely due to good expense control and continued credit improvement following a decrease in the amount of uncollected loans. Intel was a top contributor among IT holdings, benefiting from solid enterprise and emerging market demand for PCs that offset weak consumer demand. Our shares of Comcast in consumer discretionary also positively impacted performance, due in part to the company’s strong digital video and high-speed Internet services. Energy was the Fund’s only equity sector detractor, reflecting losses from Chesapeake Energy, BP and Canadian Oil Sands.

Semiannual Report | 5

Within our fixed income holdings, the Fund’s corporate bond positions generally aided performance amid the backdrop of continued low and range-bound long-term U.S. interest rates. The 10-year U.S. Treasury note averaged around 2.00% yield for the period, while corporate credit yield spreads over Treasuries declined from 202 basis points (bps; 100 basis points equal one percentage point) on October 31, 2011, to 185 bps on April 30, 2012. Our banking, insurance, communications and consumer non-cyclical holdings generally contributed to results. Individual positions that bolstered Fund performance included JPMorgan Chase & Co. in banking, American International Group in insurance, Prudential Financial in finance, and Sprint Nextel and Charter Communications2 in communications. In contrast, among brokerage companies, our position in MF Global Holdings, which used to be a major global financial derivatives broker, was a major detractor. The company filed for bankruptcy protection on October 31, 2011, and near period-end was investigated by lawmakers due to liquidity problems arising from investments in European sovereign bonds. The company, which we sold before period-end, is considered to be the first major American victim of the European sovereign debt crisis. Petroplus Finance, another detractor, is an independent oil refiner in Europe that faced liquidity strains amid weak demand.

2. Sold by period-end.

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Thank you for your continued participation in Franklin Balanced Fund.

We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 4/30/12

Franklin Balanced Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Semiannual Report | 9

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.71% (other than certain nonroutine expenses) until 2/28/13.

Endnotes

All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have a higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s distribution rates and total returns would have been lower, and yields for the period would have been 2.07%, 1.51%, 2.01%, and 2.49% for Classes A, C, R and Advisor, respectively.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Classes C, R and Advisor) per share on 4/30/12.

7. The 30-day standardized yield for the 30 days ended 4/30/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

8. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

Franklin Balanced Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.01%; C: 1.71%; R: 1.21%; and Advisor: 0.71%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

12 | Semiannual Report

Franklin Convertible Securities Fund

Your Fund’s Goal and Main Investments: Franklin Convertible Securities Fund seeks to maximize total return, consistent with reasonable risk, by seeking to optimize capital appreciation and high current income under varying market conditions and investing at least 80% of its net assets in convertible securities.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Performance Overview

For the six months under review, Franklin Convertible Securities Fund – Class A delivered a +5.67% cumulative total return. The Fund underperformed the +6.44% total return of its benchmark, the BofA Merrill Lynch (BofAML) All Total Return Alternatives U.S. Convertibles Index, which tracks the domestic convertible securities market.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 16.

1. Source: Bank of America Corp. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 60.

Semiannual Report | 13

Investment Strategy

We follow a strategy of maintaining a balance in the portfolio between the equity and debt characteristics of convertible securities with an emphasis on the equity features. Convertible securities are attractive for two reasons: the opportunity to participate in common stocks’ potential growth with relatively reduced volatility, and the potential for current income with potential downside protection from bonds. Typically we sell securities whose equity sensitivity becomes too high and no longer offers appropriate downside protection. Likewise, as securities become too bond-like — reducing their ability to appreciate with increases in the underlying common stock — we attempt to redeploy those assets into more balanced convertible securities and maintain the potential for the Fund’s upside participation. Our experienced team of analysts searches for investment opportunities among all economic sectors and considers a company’s long-term earnings, asset value and cash flow potential, to create a broadly diversified portfolio.

Manager’s Discussion

Nearly every sector the Fund invested in rose in value, as did most of the portfolio’s individual securities, supporting overall performance during the six-month reporting period. The Fund’s economically sensitive (or cyclical) sectors such as information technology (IT), health care, industrials, financials and materials fared particularly well and accounted for the bulk of the Fund’s total return.

Within IT, the Fund’s holdings of semiconductor and IT services-related convertible bonds enjoyed some of the largest gains as many technology companies continued to post strong corporate earnings. An acquisition agreement announced in December led holdings of semiconductor equipment manufacturer Novellus Systems to be a top contributor. Alliance Data Systems, which provides data-driven loyalty marketing solutions was also a strong performer as the company signed multi-year renewal agreements with key customers and raised its fiscal year 2012 earnings guidance.

The Fund’s top performers in the health care sector included Salix Pharmaceuticals, which develops and markets gastroenterology medicines, and biotechnology firm Gilead Sciences, which specializes in developing antiviral and pulmonary drugs. Strong contributors among industrials included WESCO International, an electrical products distributor, and commercial products manufacturer Ingersoll-Rand (sold by period-end). Other standout holdings included real estate firm Forest City Enterprises and Mexican cement giant Cemex.

Despite the Fund’s positive results this reporting period, there were a few disappointments in the portfolio. Our consumer discretionary and energy holdings

14 | Semiannual Report

detracted from performance as these sectors fell largely out of favor among investors. On an individual security basis, key detractors included Goodyear Tire & Rubber, James River Coal, and Chesapeake Energy. Goodyear reported lower-than-expected second quarter sales and management warned that tire sales would be lower in 2012 as the company focuses on higher-margin products, leading shares to decline. Falling coal prices weighed on James River Coal, and low natural gas prices hurt Chesapeake Energy.

Thank you for your continued participation in Franklin Convertible Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 15

Performance Summary as of 4/30/12

Franklin Convertible Securities Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

16 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 17

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. The Fund may invest in high yielding, fixed income securities. High yields reflect the higher credit risk associated with these lower rated securities and, in some cases, the lower market prices for these instruments. Interest rate movements may affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may also invest in foreign securities, which involve special risks, including political uncertainty and currency volatility. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on the sum of the respective class’s last four quarterly dividends and the maximum offering price (NAV for Classes C and Advisor) per share on 4/30/12.

6. The 30-day standardized yield for the 30 days ended 4/30/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 5/15/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/15/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 5/15/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/15/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +16.40% and +3.91%.

18 | Semiannual Report

Your Fund’s Expenses

Franklin Convertible Securities Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 19

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.89%; C: 1.64%; and Advisor: 0.64%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

20 | Semiannual Report

Franklin Equity Income Fund

Your Fund’s Goal and Main Investments: Franklin Equity Income Fund seeks to maximize total return, emphasizing high current income and long-term capital appreciation, consistent with reasonable risk, by investing at least 80% of its net assets in equity securities including securities convertible into common stocks.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Equity Income Fund covers the period ended April 30, 2012.

Performance Overview

For the six months under review, Franklin Equity Income Fund – Class A delivered a +9.32% cumulative total return. The Fund underperformed the +12.77% total return of its benchmark, the Standard & Poor’s 500 Index (S&P 500), which tracks the broad U.S. stock market.1 The Fund also under-performed the +10.34% total return of its peers in the Lipper Equity Income Funds Classification Average, which consists of funds chosen by Lipper that seek relatively high current income and growth of income by investing at least 60% of their portfolios in stocks.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 24.

Investment Strategy

We seek to invest in a broadly diversified portfolio of equity securities that we consider to be financially strong, with a focus on “blue chip” companies. We apply a bottom-up approach to investing in individual securities. We will assess the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We also consider a company’s price/earnings ratio, profit margins, balance sheet and liquidation value. We consider dividend yield in selecting stocks for the Fund because we believe that, over time, dividend income can contribute significantly to total return and can be a more consistent source of investment return than capital

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

2. Source: Lipper Inc. For the six-month period ended 4/30/12, this category consisted of 314 funds. Lipper calculations do not include sales charges, or expense subsidization by a fund’s manager. The Fund’s performance relative to the average may have differed if these and other factors had been considered.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 68.

Semiannual Report | 21

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

** Includes an additional 2.20 cent per share distribution to meet excise tax requirements.

appreciation. We seek to take advantage of price dislocations that result from the market’s short-term focus and choose to invest in those companies that, in our opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.

Manager’s Discussion

During the six months under review, broad-based strength in equity markets led most of our holdings to appreciate, and Fund performance benefited from positive results in several sectors, including industrials, financials, consumer discretionary, and information technology (IT). Among industrials, top performers included conglomerate General Electric and our off-benchmark position in trucking company J.B. Hunt Transport Services, where growth in the intermodal transportation division led the company to post strong earnings and increase its dividend. Within the financials sector, top performers included investment management firm BlackRock and financial services company Wells Fargo. Home improvement retailer Lowe’s and sports equipment and apparel maker NIKE were top performers in the consumer discretionary sector. As corporate earnings improved, businesses continued to engage in long-awaited equipment and productivity upgrades that had been delayed by the recession. This shift in business sentiment had a positive impact on many of the Fund’s technology-related holdings, including microchip manufacturer Intel and International Business Machines, which benefited as many companies increased spending to upgrade their technology infrastructure.

22 | Semiannual Report

There were, however, some notable detractors from Fund performance. QBE Insurance Group declined as the firm reduced its dividend, announced a planned acquisition and issued shares. Low natural gas prices led our Chesapeake Energy convertible preferred shares to hurt performance. Similarly, convertible preferred shares of gold mining company AngloGold Ashanti Holdings also detracted from performance.

Thank you for your continued participation in Franklin Equity Income Fund.

We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 23

Performance Summary as of 4/30/12

Franklin Equity Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

24 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Class A	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[1]	+9.32%	+2.32%	-4.96%	+39.53%
Average Annual Total Return[2]	+3.04%	-3.54%	-2.18%	+2.77%
Value of $10,000 Investment[3]	$10,304	$9,646	$8,957	$13,148
Avg. Ann. Total Return (3/31/12)[4]		+0.50%	-1.15%	+2.55%
Distribution Rate[5]	2.21%			
30-Day Standardized Yield[6]	2.04%			
Total Annual Operating Expenses[7]	0.98%			
Class B	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+8.97%	+1.59%	-8.45%	+31.38%
Average Annual Total Return[2]	+4.97%	-2.39%	-2.09%	+2.77%
Value of $10,000 Investment[3]	$10,497	$9,761	$8,999	$13,138
Avg. Ann. Total Return (3/31/12)[4]		+1.88%	-1.05%	+2.54%
Distribution Rate[5]	1.63%			
30-Day Standardized Yield[6]	1.43%			
Total Annual Operating Expenses[7]	1.72%			
Class C	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+8.92%	+1.57%	-8.45%	+29.46%
Average Annual Total Return[2]	+7.92%	+0.58%	-1.75%	+2.62%
Value of $10,000 Investment[3]	$10,792	$10,058	$9,155	$12,946
Avg. Ann. Total Return (3/31/12)[4]		+4.80%	-0.71%	+2.39%
Distribution Rate[5]	1.67%			
30-Day Standardized Yield[6]	1.43%			
Total Annual Operating Expenses[7]	1.73%			
Class R	**6-Month**	**1-Year**	**5-Year**	**Inception (8/1/02)**
Cumulative Total Return[1]	+9.19%	+2.06%	-6.24%	+59.64%
Average Annual Total Return[2]	+9.19%	+2.06%	-1.28%	+4.92%
Value of $10,000 Investment[3]	$10,919	$10,206	$9,376	$15,964
Avg. Ann. Total Return (3/31/12)[4]		+6.35%	-0.24%	+5.06%
Distribution Rate[5]	2.11%			
30-Day Standardized Yield[6]	1.92%			
Total Annual Operating Expenses[7]	1.23%			
Advisor Class[8]	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+9.44%	+2.58%	-3.99%	+40.95%
Average Annual Total Return[2]	+9.44%	+2.58%	-0.81%	+3.49%
Value of $10,000 Investment[3]	$10,944	$10,258	$9,601	$14,095
Avg. Ann. Total Return (3/31/12)[4]		+6.89%	+0.23%	+3.26%
Distribution Rate[5]	2.58%			
30-Day Standardized Yield[6]	2.41%			
Total Annual Operating Expenses[7]	0.73%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 25

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment in foreign securities also involves special risks, including currency fluctuations and economic as well as political uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 4/30/12.

6. The 30-day standardized yield for the 30 days ended 4/30/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 5/15/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/15/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 5/15/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/15/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +4.39% and +1.09%.

26 | Semiannual Report

Your Fund’s Expenses

Franklin Equity Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 27

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.95%; B: 1.70%; C: 1.70%; R: 1.20%; and Advisor: 0.70%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

28 | Semiannual Report

Franklin Limited Maturity U.S. Government Securities Fund

Your Fund’s Goal and Main Investments: Franklin Limited Maturity U.S. Government Securities Fund seeks to provide investors with as high a level of current income as is consistent with prudent investing, while seeking to preserve shareholders’ capital, by investing at least 80% of its net assets in securities with a dollar-weighted average maturity of less than 10 years1 and issued or guaranteed by the U.S. government, its agencies or instrumentalities.2 Some of the Fund’s investments may include securities issued by U.S. government-sponsored entities such as Fannie Mae and Freddie Mac.3

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Limited Maturity U.S. Government Securities Fund’s semiannual report for the period ended April 30, 2012.

Performance Overview

For the six months under review, Franklin Limited Maturity U.S. Government Securities Fund – Class A delivered a +0.66% cumulative total return. The

1. In determining a security’s maturity for the purposes of calculating the Fund’s average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.

2. Securities owned by the Fund, but not shares of the Fund, are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government-sponsored entities, as to timely payment of principal and interest.

3. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. government. Please refer to the Fund’s prospectus for a detailed discussion regarding various levels of credit support. The Fund’s yield and share price are not guaranteed and will vary with market conditions.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 74.

Semiannual Report | 29

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Includes an additional 0.58 cent per share distribution to meet excise tax requirements.

Fund outperformed the +0.62% total return of its primary benchmark, the Barclays Capital (BC) U.S. Treasury Index: 1-5 Year Component, which tracks U.S. Treasury securities with one to five years remaining maturity.4 The Fund also outperformed the +0.24% total return of its secondary benchmark, the BC U.S. Treasury Index: 1-3 Year Component, which tracks U.S. Treasury securities with one to three years remaining maturity.4 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 33.

Investment Strategy

We currently maintain the portfolio’s average dollar-weighted maturity between one and five years. The Fund’s average dollar-weighted maturity will vary with market conditions and the outlook for interest rates. We invest primarily in short- to intermediate-term securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.2 Some of the Fund’s investments may include securities issued by U.S. government-sponsored entities, such as Fannie Mae (FNMA) and Freddie Mac (FHLMC).3 The Fund’s portfolio emphasizes mortgage-backed bonds and agency debentures, while also diversifying across components of the U.S. Treasury sector. We analyze securities using proprietary and nonproprietary research to help identify attractive investment opportunities.

4. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

30 | Semiannual Report

Manager’s Discussion

During the period, capital markets generally favored risk assets based on improving U.S. economic data. Although economic data remained supportive of a U.S. economic recovery, a number of uncertainties led investors to question if this positive momentum was sustainable. Investors seemed to recall periods in 2010 and 2011 when the economy initially gained momentum but then turned sluggish, raising the possibility of another recession. During the reporting period, market concerns persisted regarding the eurozone debt crisis, a potential hard landing in China, the U.S. presidential election and the potential fiscal ramifications of expiring policy initiatives. Although significant headwinds still exist, we believe the U.S. economic recovery should remain positive, but uneven. Furthermore, we think efforts by foreign monetary institutions have helped reduce fears of systemic risk associated with the European sovereign credit crisis.

As measured by BC Indexes, most fixed income sectors posted positive returns during the period, including the U.S. TIPS Index (+3.74%), the U.S. Agency Fixed Rate Mortgage-Backed Securities (MBS) Index (+2.11%), the Ginnie Mae (GNMA) Index (+2.10%), the U.S. Treasury Index (+1.87%), the U.S. Hybrid Adjustable-Rate Mortgage (ARM) Index (+1.59%) and the U.S. Agency Index (+1.32%).3

The Fund invested in U.S. Treasuries, including TIPS, agency debentures, agency mortgage pass-through securities, other U.S. government related bonds and cash investments. We looked for what we viewed as attractive valuations within lower interest rate risk government bond markets.

Most of the broad sectors we invested in outperformed comparable maturity Treasuries and contributed positively to absolute returns. As a sector, agency ARMs outperformed comparable maturity Treasuries and contributed significantly to relative and absolute performance. Agency debentures, agency residential fixed-rate mortgages and TIPS generally outperformed comparable maturity Treasuries and provided a slight boost to performance versus the benchmark. Agency multi-family mortgages also contributed to returns. The portfolio had less interest rate risk than the benchmark BC U.S. Treasury Index: 1-5 Year Component due to our concern that interest rates could eventually rise from their historically low levels and lead to negative returns. However, during the period, interest rates fell and as a result, our lower interest rate risk positioning detracted from performance relative to the benchmark.

Semiannual Report | 31

During the period, we continued to emphasize agency mortgages and agency debentures because in our view they offer better return potential, as well as an income advantage over Treasuries. We found opportunities during the period to add agency ARMs that offered what we considered to be attractive yields relative to other high-quality low-duration assets. We reduced exposure to agency debentures after they become more fully valued, in our assessment.

Thank you for your continued participation in Franklin Limited Maturity U.S. Government Securities Fund. We look forward to serving your future investment needs.

Portfolio Management Team
Franklin Limited Maturity
U.S. Government Securities Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

32 | Semiannual Report

Performance Summary as of 4/30/12

Franklin Limited Maturity U.S. Government Securities Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 33

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a fund’s share price, generally move in the opposite direction of interest rates. Therefore, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Advisor Class) per share on 4/30/12.

5. The 30-day standardized yield for the 30 days ended 4/30/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

34 | Semiannual Report

Your Fund’s Expenses

Franklin Limited Maturity U.S. Government Securities Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 35

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.76% and Advisor: 0.66%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

36 | Semiannual Report

Franklin Real Return Fund

Your Fund’s Goal and Main Investments: Franklin Real Return Fund seeks to achieve total return that exceeds the rate of inflation over an economic cycle. The Fund will generally invest a substantial portion of its assets in inflation-protected securities. Managers also have the flexibility to invest in other sectors of the market to increase real return (total return less the rate of inflation) potential and offer greater diversification.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Real Return Fund covers the period ended April 30, 2012.

Performance Overview

For the six months under review, Franklin Real Return Fund – Class A delivered a +1.26% cumulative total return. The Fund underperformed the +3.74% total return of its benchmark, the Barclays Capital (BC) U.S. TIPS Index, which tracks the universe of inflation-protected notes issued by the U.S. Treasury that have at least one year to final maturity.1 The Fund underperformed the Consumer Price

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged. The BC U.S. TIPS Index includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 81.

Semiannual Report | 37

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Distributions are higher than in other months primarily due to the inclusion of net foreign currency gains to meet excise tax requirements.

***The Fund paid no dividends due to negative inflation adjustments for TIPS, which are the Fund’s primary investments.

Index (CPI) for Urban Consumers (All Items) NSA (non-seasonally adjusted), a measure of the average change in prices of all goods and services purchased for consumption by urban householders, which rose 1.62% for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 41.

Investment Strategy

We seek to allocate assets among investments to achieve the highest level of real return (total return less the rate of inflation) consistent with an acceptable level of risk. We will allocate the Fund’s assets among securities in various market sectors based on our assessment of changing economic, global market, industry and issuer conditions. When making our investment decisions, we use a “top-down” analysis of macroeconomic trends combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers to try to take advantage of varying sector reactions to economic events. We will evaluate such criteria as country risk, business cycles, yield curves, and values between and within markets.

38 | Semiannual Report

Manager’s Discussion

During the period, capital markets generally favored risk assets based on improving U.S. economic data. Although economic data remained supportive of a U.S. economic recovery, a number of uncertainties led investors to question if this positive momentum was sustainable. Investors seemed to recall periods in 2010 and 2011 when the economy initially gained momentum but then turned sluggish, raising the possibility of another recession. During the reporting period, market concerns persisted regarding the eurozone debt crisis, a potential hard landing in China, the U.S. presidential election and the potential fiscal ramifications of expiring policy initiatives. Although significant headwinds still exist, we believe the U.S. economic recovery should remain positive, but uneven. Furthermore, we think efforts by foreign monetary institutions have helped reduce fears of systemic risk associated with the European sovereign credit crisis.

During the period, we invested the Fund’s assets in the allowable sectors. At period-end, roughly half of the Fund’s total net assets were invested in Treasury Inflation Protected Securities (TIPS). For diversification, we also allocated some of the Fund’s assets to short-term non-U.S. dollar securities as well as the natural resources, real estate investment trusts (REITs), bank loan and high yield sectors. We employed a non-U.S. dollar strategy to help hedge against dollar weakness versus certain currencies and concentrated our TIPS holdings in shorter maturities.

Our diversified mix of inflation-sensitive assets underperformed during the period. Our non-U.S. dollar holdings and allocation to REITs contributed to performance relative to the benchmark index. In contrast, our exposure to TIPS, natural resources securities and bank loans hurt performance.

Semiannual Report | 39

Thank you for your continued participation in Franklin Real Return Fund.

We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

40 | Semiannual Report

Performance Summary as of 4/30/12

Franklin Real Return Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 41

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fees and expenses) for each class of the Fund do not exceed 0.65% (other than certain nonroutine expenses) until 2/28/13.

42 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The risks of foreign securities include currency fluctuations and political uncertainty. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Advisor Class:	These shares have higher annual fees and expenses than Class A shares. Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s distribution rates and total returns would have been lower, and yields for the period would have been 1.85%, 1.54% and 2.18% for Classes A, C and Advisor, respectively.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 4/30/12.

6. The 30-day standardized yield for the 30 days ended 4/30/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 43

Your Fund’s Expenses

Franklin Real Return Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

44 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.90%; C: 1.30%; and Advisor: 0.65%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Semiannual Report | 45

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

46 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 47

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

48 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 49

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited)

Franklin Balanced Fund	Country	Shares	Value
Common Stocks 50.4%			
Consumer Discretionary 3.7%			
Comcast Corp., A	United States	175,000	$ 5,307,750
Johnson Controls Inc.	United States	160,000	5,115,200
NIKE Inc., B	United States	40,000	4,474,800
Target Corp.	United States	75,000	4,345,500
			19,243,250
Consumer Staples 5.2%			
ConAgra Foods Inc.	United States	150,000	3,873,000
Diageo PLC, ADR	United Kingdom	40,000	4,044,800
Kellogg Co.	United States	100,000	5,057,000
PepsiCo Inc.	United States	80,000	5,280,000
The Procter & Gamble Co.	United States	80,000	5,091,200
Sysco Corp.	United States	125,000	3,612,500
			26,958,500
Energy 5.5%			
Canadian Oil Sands Ltd.	Canada	200,000	4,421,042
Chevron Corp.	United States	50,000	5,328,000
ConocoPhillips	United States	70,000	5,014,100
Exxon Mobil Corp.	United States	50,000	4,317,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	75,000	5,365,500
Schlumberger Ltd.	United States	50,000	3,707,000
			28,152,642
Financials 6.0%			
Aflac Inc.	United States	120,000	5,404,800
BlackRock Inc.	United States	20,000	3,831,600
[a]CIT Group Inc.	United States	120,000	4,542,000
JPMorgan Chase & Co.	United States	125,000	5,372,500
People's United Financial Inc.	United States	300,000	3,702,000
U.S. Bancorp	United States	125,000	4,021,250
Wells Fargo & Co.	United States	120,000	4,011,600
			30,885,750
Health Care 3.4%			
Johnson & Johnson	United States	90,000	5,858,100
Merck & Co. Inc.	United States	138,651	5,440,665
Roche Holding AG	Switzerland	35,000	6,394,491
			17,693,256
Industrials 8.8%			
The Boeing Co.	United States	60,000	4,608,000
[b]Caterpillar Inc.	United States	40,000	4,110,800
Emerson Electric Co.	United States	100,000	5,254,000
General Electric Co.	United States	300,000	5,874,000
Honeywell International Inc.	United States	85,000	5,156,100
Norfolk Southern Corp.	United States	65,000	4,740,450
Raytheon Co.	United States	75,000	4,060,500
United Parcel Service Inc., B	United States	70,000	5,469,800
United Technologies Corp.	United States	70,000	5,714,800
			44,988,450

50 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Balanced Fund	Country	Shares	Value
Common Stocks (continued)			
Information Technology 5.4%			
Analog Devices Inc.	United States	135,000	$ 5,262,300
Cisco Systems Inc.	United States	155,486	3,133,043
Intel Corp.	United States	200,000	5,680,000
Microsoft Corp.	United States	125,000	4,002,500
Paychex Inc.	United States	160,000	4,956,800
Texas Instruments Inc.	United States	150,000	4,791,000
			27,825,643
Materials 5.0%			
Air Products and Chemicals Inc.	United States	50,000	4,274,500
BHP Billiton Ltd., ADR	Australia	60,000	4,458,000
The Dow Chemical Co.	United States	140,000	4,743,200
E. I. du Pont de Nemours and Co.	United States	60,000	3,207,600
LyondellBasell Industries NV, A	United States	100,000	4,178,000
Nucor Corp.	United States	115,000	4,509,150
			25,370,450
Telecommunication Services 2.9%			
AT&T Inc.	United States	150,000	4,936,500
Frontier Communications Corp.	United States	1,250,000	5,050,000
Verizon Communications Inc.	United States	122,458	4,944,854
			14,931,354
Utilities 4.5%			
Dominion Resources Inc.	United States	110,000	5,740,900
Pinnacle West Capital Corp.	United States	100,000	4,835,000
PPL Corp.	United States	150,000	4,102,500
Progress Energy Inc.	United States	85,000	4,523,700
Sempra Energy	United States	60,000	3,884,400
			23,086,500
Total Common Stocks (Cost $233,342,706)			259,135,795
[c] **Equity-Linked Securities 6.3%**			
Consumer Discretionary 0.9%			
[d] JPMorgan Chase & Co. into Target Corp., 6.25%, 144A	United States	80,000	4,570,304
Energy 0.6%			
[d] Morgan Stanley into BP PLC, 8.00%, 144A	United Kingdom	70,000	3,045,938
Industrials 0.7%			
[d] JPMorgan Chase & Co. into General Electric Co., 7.50%, 144A	United States	170,000	3,337,678
Information Technology 1.5%			
[d] Barclays Bank PLC into Intel Corp., 7.00%, 144A	United States	198,000	5,548,019
[d] UBS AG into Corning Inc., 8.00%, 144A	Switzerland	160,000	2,348,064
			7,896,083
Materials 2.6%			
[d] Barclays Bank PLC into Freeport-McMoRan Copper & Gold Inc., 10.00%, 144A	United Kingdom	138,000	5,625,598
Credit Suisse AG into The Dow Chemical Co., 8.50%	United States	150,000	5,132,685
[d] Morgan Stanley into Barrick Gold Corp., 7.50%, 144A	Canada	65,000	2,647,476
			13,405,759
Total Equity-Linked Securities (Cost $32,118,450)			32,255,762

Semiannual Report | 51

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Balanced Fund	Country	Shares	Value
Convertible Preferred Stocks 1.9%			
Energy 0.5%			
[d] Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	3,000	$ 2,594,550
Financials 0.9%			
Bank of America Corp., 7.25%, cvt. pfd., L	United States	4,800	4,670,400
Materials 0.5%			
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	60,000	2,478,000
Total Convertible Preferred Stocks (Cost $10,281,303)			9,742,950
Preferred Stocks 1.1%			
Financials 1.1%			
Citigroup Capital XIII, 8.75%, pfd.	United States	37,000	985,310
U.S. Bancorp., 6.00%, pfd., G	United States	180,000	4,644,000
Total Preferred Stocks (Cost $5,425,000)			5,629,310
		Principal Amount*	
Corporate Bonds 30.6%			
Consumer Discretionary 1.7%			
CCO Holdings LLC/CCO Holdings Capital Corp., senior note, 7.00%, 1/15/19	United States	3,000,000	3,225,000
[d] Hyundai Capital America, senior note, 144A, 4.00%, 6/08/17	South Korea	1,100,000	1,137,659
Time Warner Inc., 6.10%, 7/15/40	United States	1,000,000	1,141,707
[d] UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	1,500,000	1,530,000
[d] UPCB Finance V Ltd., senior secured note, 144A, 7.25%, 11/15/21	Netherlands	1,500,000	1,586,250
			8,620,616
Consumer Staples 1.8%			
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	1,000,000	1,359,233
Safeway Inc., senior note, 3.40%, 12/01/16	United States	5,000,000	5,108,315
[d] Sigma Alimentos SA, senior note, 144A, 5.625%, 4/14/18	Mexico	2,500,000	2,661,737
			9,129,285
Energy 6.5%			
Apache Corp., 4.75%, 4/15/43	United States	3,000,000	3,205,569
[d] Arch Coal Inc., senior note, 144A, 7.25%, 6/15/21	United States	800,000	718,000
Bill Barrett Corp., senior note, 7.00%, 10/15/22	United States	1,000,000	967,500
Chesapeake Energy Corp., senior note,			
7.25%, 12/15/18	United States	1,000,000	1,005,000
6.775%, 3/15/19	United States	1,500,000	1,460,625
[d] CNPC HK Overseas Capital Ltd., senior note, 144A, 5.95%, 4/28/41	China	2,000,000	2,406,190
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	900,000	960,533
[d] Eni SpA, senior note, 144A, 4.15%, 10/01/20	Italy	2,000,000	1,997,406
[d] Gaz Capital SA (GAZPROM), loan participation, senior note, 144A, 5.999%, 1/23/21	Russia	2,500,000	2,676,000
[d] Peabody Energy Corp., senior note, 144A, 6.25%, 11/15/21	United States	1,500,000	1,526,250
[d,a,f] Petroplus Finance Ltd., senior note, 144A, 7.00%, 5/01/17	Switzerland	1,250,000	437,500
[d] Phillips 66, senior note, 144A, 1.95%, 3/05/15	United States	5,000,000	5,052,105
Plains Exploration & Production Co., senior note, 6.125%, 6/15/19	United States	2,900,000	2,943,500
[d] Reliance Holdings USA Inc., senior note, 144A, 5.40%, 2/14/22	India	4,000,000	4,015,332
Weatherford International Ltd., senior bond, 5.95%, 4/15/42	United States	4,000,000	4,157,976
			33,529,486

52 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Balanced Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Financials 10.1%			
Aflac Inc., senior note, 4.00%, 2/15/22	United States	2,000,000	$ 2,074,078
American International Group Inc., senior note, 2.875%, 4/16/15	United States	1,400,000 CHF	1,541,180
[d] Banco do Brasil SA, sub. note, 144A, 5.875%, 1/26/22	Brazil	2,000,000	2,081,260
Bank of America Corp.,			
4.50%, 4/01/15	United States	1,000,000	1,034,344
[g] pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	725,000	752,151
Capital One Capital VI, pfd., junior sub. bond, 8.875%, 5/15/40	United States	500,000	513,317
Capital One Financial Corp., senior note, 2.15%, 3/23/15	United States	5,000,000	5,035,915
[d] CIT Group Inc., secured note, 144A, 6.625%, 4/01/18	United States	700,000	766,500
Citigroup Inc., 4.75%, 5/19/15	United States	1,000,000	1,051,346
Digital Realty Trust LP, 5.875%, 2/01/20	United States	800,000	882,301
Duke Realty LP, senior note, 6.50%, 1/15/18	United States	585,000	674,907
General Electric Capital Corp., sub. note, 5.30%, 2/11/21	United States	1,200,000	1,322,974
The Goldman Sachs Group Inc., senior note, 7.50%, 2/15/19	United States	700,000	810,535
Healthcare Realty Trust Inc., senior note, 5.75%, 1/15/21	United States	2,000,000	2,090,542
HSBC Finance Corp., senior sub. bond, 6.676%, 1/15/21	United States	2,000,000	2,162,412
[g] JPMorgan Chase & Co., junior sub. note, 1, 7.90% to 4/30/18, FRN thereafter, Perpetual	United States	4,000,000	4,397,772
[d] KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	1,600,000	1,704,413
[d,h] Mitsui Sumitomo Insurance Co. Ltd., sub. note, 144A, FRN, 7.00%, 3/15/72	Japan	2,700,000	2,767,500
Moody's Corp., senior note, 5.50%, 9/01/20	United States	1,000,000	1,068,891
Morgan Stanley, senior note, 5.50%, 1/26/20	United States	1,500,000	1,467,757
[d] Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	3,400,000	3,450,045
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	4,000,000	4,338,728
SVB Financial Group, senior note, 5.375%, 9/15/20	United States	1,500,000	1,652,305
[h] U.S. Bank NA, sub. note, FRN, 3.778%, 4/29/20	United States	4,500,000	4,713,880
[g,h] Wachovia Capital Trust III, junior sub. bond, FRN, 5.57%, Perpetual	United States	500,000	465,625
Willis Group Holdings PLC, senior note, 5.75%, 3/15/21	United States	3,000,000	3,267,390
			52,088,068
Health Care 3.1%			
[d] Aristotle Holding Inc., senior note, 144A, 4.75%, 11/15/21	United States	2,500,000	2,739,115
Coventry Health Care Inc., 5.45%, 6/15/21	United States	2,000,000	2,260,734
Giant Funding Corp., senior secured note, 8.25%, 2/01/18	Spain	500,000	538,750
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	5,000,000	5,439,405
HCA Inc., senior secured note, 6.50%, 2/15/20	United States	1,300,000	1,394,250
Medco Health Solutions Inc., senior note, 4.125%, 9/15/20	United States	1,500,000	1,562,128
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	1,000,000	1,056,434
Vanguard Health Holding Co. II LLC/Inc., senior note, 8.00%, 2/01/18	United States	900,000	921,375
			15,912,191
Industrials 1.3%			
[d] Aviation Capital Group, 144A,			
7.125%, 10/15/20	United States	1,500,000	1,513,160
6.75%, 4/06/21	United States	1,500,000	1,486,554
[d] Ceva Group PLC, senior secured note, 144A, 8.375%, 12/01/17	United Kingdom	1,100,000	1,098,625
[d] UR Financing Escrow Corp., senior note, 144A, 7.375%, 5/15/20	United States	2,500,000	2,631,250
			6,729,589

Semiannual Report | 53

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Balanced Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Information Technology 2.0%			
Hewlett-Packard Co., 2.60%, 9/15/17	United States	5,000,000	$ 5,012,125
[d]ViaSat Inc., senior note, 144A, 6.875%, 6/15/20	United States	5,000,000	5,087,500
			10,099,625
Materials 1.9%			
ArcelorMittal, senior note, 6.25%, 2/25/22	Luxembourg	4,000,000	4,086,800
Cliffs Natural Resources Inc., senior note, 4.80%, 10/01/20	United States	1,000,000	1,050,212
Freeport-McMoRan Copper & Gold Inc., senior note, 2.15%, 3/01/17	United States	3,500,000	3,469,571
[d]Reynolds Group Issuer Inc./LLC/SA, senior secured note, 144A, 6.875%, 2/15/21	United States	1,300,000	1,345,500
			9,952,083
Telecommunication Services 1.2%			
CenturyLink Inc., senior note, 5.80%, 3/15/22	United States	4,000,000	3,970,620
[d]Sprint Nextel Corp., senior note, 144A, 9.00%, 11/15/18	United States	2,000,000	2,207,500
			6,178,120
Utilities 1.0%			
[d]Calpine Corp., senior secured note, 144A, 7.875%, 1/15/23	United States	2,000,000	2,165,000
[d]Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	1,000,000	1,130,490
Pacific Gas & Electric Co., 4.45%, 4/15/42	United States	1,800,000	1,835,413
			5,130,903
Total Corporate Bonds (Cost $151,168,714)			157,369,966
Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $55,524) 0.0%[†]			
Financials 0.0%[†]			
[h]Accredited Mortgage Loan Trust, 2005-3, A1, FRN, 0.479%, 9/25/35	United States	55,489	52,503
Mortgage-Backed Securities 0.0%[†]			
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%[†]			
FNMA 30 Year, 6.00%, 8/01/36	United States	91,302	101,249
FNMA 30 Year, 6.50%, 4/01/36	United States	70,070	79,195
Total Mortgage-Backed Securities (Cost $159,626)			180,444
Municipal Bonds 0.8%			
California State GO, Various Purpose,			
7.95%, 3/01/36	United States	1,840,000	2,166,968
6.00%, 11/01/39	United States	85,000	99,452
5.25%, 11/01/40	United States	280,000	306,684
Refunding, NATL Insured, 4.50%, 12/01/32	United States	150,000	152,665
Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	145,000	150,381
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series A, 5.50%, 8/01/42	United States	375,000	405,630
San Joaquin County Transportation Authority Sales Tax Revenue, Refunding, 5.50%, 3/01/41	United States	655,000	752,108
Total Municipal Bonds (Cost $3,390,779)			4,033,888
Total Investments before Short Term Investments (Cost $435,942,102)			468,400,618

54 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) (continued)

Semiannual Report | 55

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) (continued)

Franklin Balanced Fund

[†]Rounds to less than 0.1% of net assets.

[a]Non-income producing.

[b]A portion or all of the security is held in connection with written option contracts open at period end.

[c]See Note 1(f) regarding equity-linked securities.

[e]At April 30, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[f]See Note 8 regarding defaulted securities.

[g]Perpetual security with no stated maturity date.

[h]The coupon rate shown represents the rate at period end.

[j]Security or a portion of the security has been pledged as collateral for written options contracts. At April 30, 2012, the value of this security pledged as collateral was $16,425,000, representing 3.19% of net assets.

[l]See Note 1(e) regarding written options.

At April 30, 2012, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Swiss Franc	DBAB	Sell	106,375	$ 117,011	4/16/13	$ —	$ (992)
Swiss Franc	DBAB	Sell	106,375	118,221	4/16/14	—	(789)
Swiss Franc	DBAB	Sell	3,806,375	4,285,011	4/16/15	—	(10,097)
Unrealized appreciation (depreciation)						—	(11,878)
Net unrealized appreciation (depreciation)							$(11,878)

56 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 57

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

58 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period May 15, 2008 (effective date) to October 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 59

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited)

Franklin Convertible Securities Fund	Shares	Value
Convertible Preferred Stocks 29.1%		
Consumer Discretionary 3.7%		
General Motors Co., 4.75%, cvt. pfd., B	488,300	$ 19,063,232
The Goodyear Tire & Rubber Co., 5.875%, cvt. pfd.	498,000	20,676,960
[a]Motors Liquidation Co., 1.50%, cvt. pfd., D	376,200	107,781
		39,847,973
Energy 5.6%		
Apache Corp., 6.00%, cvt. pfd.	350,900	18,639,808
[b]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	18,500	15,999,725
SandRidge Energy Inc., 7.00%, cvt. pfd.	200,000	25,035,000
		59,674,533
Financials 8.5%		
Affiliated Managers Group Inc., 5.10%, cvt. pfd.	397,700	19,885,000
Citigroup Inc., 7.50%, cvt. pfd.	228,900	22,310,883
[a]Fannie Mae, 5.375%, cvt. pfd.	140	406,000
Hartford Financial Services Group Inc., 7.25%, cvt. pfd.	580,000	12,429,400
MetLife Inc., 5.00%, cvt. pfd.	334,000	22,975,860
Wintrust Financial Corp., 5.00%, cvt. pfd.	12,300	12,785,481
		90,792,624
Industrials 5.3%		
Nielsen Holdings NV, 6.25%, cvt. pfd.	243,400	13,752,100
Stanley Black & Decker Inc., 4.75%, cvt. pfd.	200,000	24,000,000
[b]Swift Transportation Co., 6.00%, cvt. pfd., 144A	1,841,000	19,116,392
		56,868,492
Materials 1.8%		
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd. (South Africa)	477,730	19,730,249
Utilities 4.2%		
Great Plains Energy Inc., 12.00%, cvt. pfd.	388,200	23,862,654
PPL Corp., 8.75%, cvt. pfd.	150,000	7,733,985
PPL Corp., 9.50%, cvt. pfd.	250,000	13,347,500
		44,944,139
Total Convertible Preferred Stocks (Cost $340,268,442)		311,858,010
	Principal Amount*	
Convertible Bonds 67.7%		
Consumer Discretionary 8.4%		
Coinstar Inc., cvt., senior note, 4.00%, 9/01/14	14,000,000	23,590,000
[b]Iconix Brand Group Inc., cvt., senior sub. note, 144A, 2.50%, 6/01/16	21,890,000	20,576,600
International Game Technology, cvt., senior note, 3.25%, 5/01/14	21,200,000	23,452,500
Liberty Media Corp., cvt., senior deb., B, 3.25%, 3/15/31	10,000,000	8,787,500
MGM Resorts International, cvt., senior note, 4.25%, 4/15/15	13,000,000	13,796,250
		90,202,850
Energy 1.6%		
James River Coal Co., cvt., senior note, 3.125%, 3/15/18	12,500,000	4,770,775
Peabody Energy Corp., cvt., junior sub. bond, 4.75%, 12/15/66	12,500,000	11,984,375
		16,755,150

50 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Convertible Securities Fund	Principal Amount*	Value
Convertible Bonds (continued)		
Financials 3.5%		
[b]Forest City Enterprises Inc., cvt., senior note, 144A, 4.25%, 8/15/18	22,500,000	$ 23,259,375
Leucadia National Corp., cvt., senior sub. note, 3.75%, 4/15/14	3,600,000	4,374,000
[c]MF Global Holdings Ltd., cvt., senior note, 1.875%, 2/01/16	25,000,000	9,875,000
		37,508,375
Health Care 17.5%		
[b]Amgen Inc., cvt., senior note, 144A, 0.375%, 2/01/13	15,000,000	15,487,500
Biomarin Pharmaceutical Inc., cvt., senior note, 1.875%, 4/23/17	10,300,000	18,668,750
Brookdale Senior Living Inc., cvt., senior note, 2.75%, 6/15/18	25,000,000	23,687,500
Gilead Sciences Inc., cvt., senior note, 0.625%, 5/01/13	15,000,000	20,962,500
Heartware International Inc., cvt., senior note, 3.50%, 12/15/17	10,000,000	11,225,000
InterMune Inc., cvt., senior note, 2.50%, 9/15/18	11,000,000	8,749,400
Mylan Inc., cvt., senior note, 3.75%, 9/15/15	10,500,000	18,466,875
Nuvasive Inc., cvt., senior note, 2.75%, 7/01/17	25,000,000	21,468,750
Omnicare Inc., cvt., senior sub. note, 3.75%, 12/15/25	15,000,000	21,468,750
Salix Pharmaceuticals Ltd., cvt., senior note, 2.75%, 5/15/15	17,000,000	21,950,400
Savient Pharmaceuticals Inc., cvt., senior note, 4.75%, 2/01/18	9,839,000	5,546,736
		187,682,161
Industrials 3.7%		
[c]AMR Corp., cvt., senior note, 6.25%, 10/15/14	10,000,000	5,525,000
[b]L-3 Communications Corp., cvt., senior bond, 144A, 3.00%, 8/01/35	15,000,000	14,812,500
WESCO International Inc., cvt., senior deb., 6.00%, 9/15/29	8,000,000	19,660,000
		39,997,500
Information Technology 27.1%		
Alliance Data Systems Corp., cvt., senior note, 1.75%, 8/01/13	15,000,000	24,825,000
[c,d]BearingPoint Liquidating Trust	14,000,000	—
[b]Concur Technologies Inc., cvt., senior note, 144A, 2.50%, 4/15/15	16,900,000	21,378,500
EMC Corp., cvt., senior note, 1.75%, 12/01/13	14,000,000	24,955,000
Intel Corp., cvt.,		
[b]junior sub. bond, 144A, 2.95%, 12/15/35	19,000,000	21,731,250
junior sub. deb., 2.95%, 12/15/35	2,000,000	2,287,500
Liberty Media Corp. into Motorola Inc., cvt., senior deb., 3.50%, 1/15/31	8,000,000	4,802,880
[b]Microchip Technology Inc., cvt., junior sub. note, 144A, 2.125%, 12/15/37	20,000,000	26,400,000
Micron Technology Inc., cvt., senior note, 1.875%, 6/01/27	20,000,000	18,254,820
NetApp Inc., cvt., senior note, 1.75%, 6/01/13	17,000,000	22,078,750
[b]Novellus Systems Inc., cvt., senior note, 144A, 2.625%, 5/15/41	18,000,000	23,962,500
Nuance Communications Inc., cvt.,		
senior bond, 2.75%, 8/15/27	4,990,000	7,079,563
[b]senior note, 144A, 2.75%, 11/01/31	13,400,000	15,075,000
PMC-Sierra Inc., cvt., senior note,		
2.25%, 10/15/25	9,500,000	9,761,250
[b]144A, 2.25%, 10/15/25	3,500,000	3,596,250
[b]VeriFone Holdings Inc., cvt., senior note, 144A, 1.375%, 6/15/12	19,000,000	21,018,750
[b]VeriSign Inc., cvt., junior sub. bond, 144A, 3.25%, 8/15/37	14,000,000	18,777,500
Xilinx Inc., cvt., senior note, 2.625%, 6/15/17	18,000,000	24,232,500
		290,217,013

Semiannual Report | 61

62 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 63

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

64 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 65

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

66 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period May 15, 2008 (effective date) to October 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 67

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited)

Franklin Equity Income Fund	Country	Shares	Value
Common Stocks 86.3%			
Consumer Discretionary 8.5%			
Comcast Corp., A	United States	600,960	$ 18,227,117
Limited Brands Inc.	United States	471,000	23,408,700
Lowe's Cos. Inc.	United States	600,000	18,882,000
NIKE Inc., B	United States	303,400	33,941,358
Target Corp.	United States	453,900	26,298,966
			120,758,141
Consumer Staples 8.1%			
The Coca-Cola Co.	United States	214,800	16,393,536
Diageo PLC, ADR	United Kingdom	227,200	22,974,464
Kellogg Co.	United States	405,800	20,521,306
PepsiCo Inc.	United States	370,000	24,420,000
The Procter & Gamble Co.	United States	237,700	15,127,228
Unilever NV, N.Y. shs.	Netherlands	488,700	16,786,845
			116,223,379
Energy 9.4%			
Anadarko Petroleum Corp.	United States	100,000	7,321,000
Chevron Corp.	United States	240,500	25,627,680
ConocoPhillips	United States	279,300	20,006,259
Exxon Mobil Corp.	United States	240,834	20,793,608
Royal Dutch Shell PLC, A, ADR	United Kingdom	350,000	25,039,000
Schlumberger Ltd.	United States	212,900	15,784,406
Spectra Energy Corp.	United States	654,000	20,103,960
			134,675,913
Financials 12.4%			
Aflac Inc.	United States	536,200	24,150,448
Bank of America Corp.	United States	974,700	7,904,817
BlackRock Inc.	United States	116,800	22,376,544
JPMorgan Chase & Co.	United States	591,700	25,431,266
Marsh & McLennan Cos. Inc.	United States	497,700	16,648,065
People's United Financial Inc.	United States	1,200,000	14,808,000
QBE Insurance Group Ltd.	Australia	1,350,000	19,472,466
T. Rowe Price Group Inc.	United States	347,800	21,951,397
Wells Fargo & Co.	United States	725,000	24,236,750
			176,979,753
Health Care 7.5%			
Abbott Laboratories	United States	275,000	17,066,500
Johnson & Johnson	United States	332,000	21,609,880
Merck & Co. Inc.	United States	688,495	27,016,544
Pfizer Inc.	United States	979,300	22,455,349
Roche Holding AG	Switzerland	100,000	18,269,972
			106,418,245

68 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Equity Income Fund	Country	Shares	Value
Common Stocks (continued)			
Industrials 13.4%			
3M Co.	United States	237,400	$ 21,214,064
The Boeing Co.	United States	283,900	21,803,520
Caterpillar Inc.	United States	192,300	19,762,671
Emerson Electric Co.	United States	500,000	26,270,000
General Electric Co.	United States	1,500,000	29,370,000
Honeywell International Inc.	United States	290,000	17,591,400
J.B. Hunt Transport Services Inc.	United States	282,800	15,647,324
Republic Services Inc.	United States	600,100	16,424,737
United Parcel Service Inc., B	United States	306,600	23,957,724
			192,041,440
Information Technology 12.2%			
Cisco Systems Inc.	United States	1,188,433	23,946,925
Intel Corp.	United States	1,200,000	34,080,000
International Business Machines Corp.	United States	139,900	28,970,491
Microchip Technology Inc.	United States	670,000	23,677,800
Microsoft Corp.	United States	750,000	24,015,000
Paychex Inc.	United States	629,100	19,489,518
Xerox Corp.	United States	2,565,200	19,957,256
			174,136,990
Materials 5.7%			
The Dow Chemical Co.	United States	613,000	20,768,440
E. I. du Pont de Nemours and Co.	United States	532,100	28,446,066
Freeport-McMoRan Copper & Gold Inc., B	United States	445,828	17,075,212
LyondellBasell Industries NV, A	United States	377,100	15,755,238
			82,044,956
Telecommunication Services 2.8%			
AT&T Inc.	United States	634,410	20,878,433
Vodafone Group PLC, ADR	United Kingdom	697,600	19,414,208
			40,292,641
Utilities 6.3%			
American Electric Power Co. Inc.	United States	450,760	17,507,518
Progress Energy Inc.	United States	350,000	18,627,000
Sempra Energy	United States	400,000	25,896,000
The Southern Co.	United States	604,000	27,747,760
			89,778,278
Total Common Stocks (Cost $1,024,140,764)			1,233,349,736
[a]**Equity-Linked Securities 2.2%**			
Energy 2.2%			
Credit Suisse New York into Halliburton Co., 8.00%	United States	450,000	15,868,530
[b]Morgan Stanley into BP PLC, 8.00%, 144A	United Kingdom	350,000	15,229,690
Total Equity-Linked Securities (Cost $41,307,500)			31,098,220

Semiannual Report | 69

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Equity Income Fund	Country	Shares	Value
Convertible Preferred Stocks 7.1%			
Consumer Discretionary 1.0%			
General Motors Co., 4.75%, cvt. pfd., B	United States	360,300	$ 14,066,112
Energy 1.0%			
[b]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	16,000	13,837,600
Financials 3.7%			
Bank of America Corp., 7.25%, cvt. pfd., L	United States	18,000	17,514,000
MetLife Inc., 5.00%, cvt. pfd.	United States	310,000	21,324,900
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	12,500	14,080,875
			52,919,775
Materials 0.6%			
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	220,000	9,086,000
Utilities 0.8%			
Great Plains Energy Inc., 12.00%, cvt. pfd.	United States	200,000	12,294,000
Total Convertible Preferred Stocks (Cost $104,555,834)			102,203,487
Preferred Stocks (Cost $15,634,990) 0.1%			
Financials 0.1%			
[c]Fannie Mae, 8.25%, pfd.	United States	625,000	768,750
		Principal Amount*	
Convertible Bonds (Cost $5,250,000) 0.4%			
Materials 0.4%			
ArcelorMittal, cvt., senior note, 5.00%, 5/15/14	Luxembourg	5,250,000	5,522,055
Total Investments before Short Term Investments (Cost $1,190,889,088)			1,372,942,248
Short Term Investments 3.6%			
U.S. Government and Agency Securities 1.6%			
[d]U.S. Treasury Bills,			
5/03/12	United States	7,900,000	7,899,976
[e]5/31/12	United States	14,900,000	14,899,002
Total U.S. Government and Agency Securities (Cost $22,799,194)			22,798,978
Total Investments before Money Market Funds (Cost $1,213,688,282)			1,395,741,226
		Shares	
Money Market Funds (Cost $27,998,025) 2.0%			
[c,f]Institutional Fiduciary Trust Money Market Portfolio	United States	27,998,025	27,998,025
Total Investments (Cost $1,241,686,307) 99.7%			1,423,739,251
Options Written (0.0)%[†]			(213,750)
Other Assets, less Liabilities 0.3%			4,417,716
Net Assets 100.0%			$1,427,943,217

70 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 71

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

72 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 73

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited)

Franklin Limited Maturity U.S. Government Securities Fund	Principal Amount	Value
U.S. Government and Agency Securities 53.3%		
AID-Egypt, U.S. Government Guaranteed, 4.45%, 9/15/15	$10,000,000	$ 11,247,300
Citigroup Funding Inc., FDIC Guaranteed, 2.25%, 12/10/12	10,000,000	10,129,610
FHLB,		
3.125%, 12/13/13	8,000,000	8,365,912
5.75%, 5/15/12	2,000,000	2,004,380
FHLMC,		
3.50%, 5/29/13	4,200,000	4,348,542
4.50%, 1/15/13	8,300,000	8,551,183
4.50%, 7/15/13	3,500,000	3,680,866
5.125%, 7/15/12	14,000,000	14,147,042
5.50%, 8/20/12	8,000,000	8,130,360
senior note, 1.75%, 6/15/12	5,000,000	5,010,045
FNMA,		
0.625%, 9/24/12	2,500,000	2,505,560
0.75%, 2/26/13	5,000,000	5,021,920
1.25%, 6/22/12	4,000,000	4,006,428
1.75%, 5/07/13	3,200,000	3,247,824
4.375%, 3/15/13	4,000,000	4,144,916
4.625%, 10/15/13	5,000,000	5,316,795
senior note, 4.375%, 7/17/13	6,000,000	6,296,364
U.S. Treasury Note,		
2.00%, 11/30/13	10,000,000	10,276,560
2.25%, 5/31/14	8,000,000	8,326,248
2.375%, 8/31/14	3,000,000	3,143,205
2.50%, 4/30/15	13,500,000	14,342,697
2.625%, 6/30/14	5,000,000	5,253,515
2.625%, 12/31/14	12,000,000	12,721,872
2.75%, 10/31/13	13,000,000	13,486,993
3.875%, 10/31/12	4,000,000	4,074,376
4.00%, 2/15/14	12,400,000	13,226,832
4.00%, 2/15/15	11,000,000	12,102,585
4.125%, 5/15/15	8,000,000	8,893,752
4.25%, 9/30/12	1,800,000	1,830,938
4.25%, 8/15/14	7,000,000	7,627,270
4.25%, 11/15/14	4,000,000	4,393,440
4.25%, 8/15/15	9,000,000	10,112,346
4.50%, 11/15/15	1,700,000	1,937,203
4.75%, 5/15/14	8,000,000	8,725,624
[a]Index Linked, 0.625%, 4/15/13	16,154,182	16,477,266
[a]Index Linked, 1.25%, 4/15/14	15,596,014	16,448,928
Total U.S. Government and Agency Securities (Cost $277,455,297)		279,556,697
Asset-Backed Securities and Commercial Mortgage-Backed Securities 10.8%		
FHLMC Multifamily Structured Pass Through Certificates,		
K004, A1, 3.413%, 5/25/19	2,523,077	2,732,178
K010, A1, 3.32%, 7/25/20	4,836,156	5,233,161
K013, A1, 2.902%, 8/25/20	8,686,404	9,241,748
K014, A1, 2.788%, 10/25/20	11,450,970	12,151,277
K702, A1, 2.084%, 12/25/17	8,315,732	8,546,093
K702, A1, 3.342%, 12/25/19	10,328,479	11,200,166
K703, A1, 1.873%, 1/25/18	2,708,216	2,777,755

74 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Limited Maturity U.S. Government Securities Fund	Principal Amount	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)		
GNMA, 2010-124, A, 3.848%, 10/16/32	$ 4,769,380	$ 4,996,340
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $55,020,114)		56,878,718
Mortgage-Backed Securities 34.2%		
[b]**Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 4.6%**		
FHLMC, 2.295%, 1/01/37	143,530	151,801
FHLMC, 2.34%, 4/01/35	1,363,859	1,424,724
FHLMC, 2.35%, 3/01/32 - 9/01/33	148,918	157,348
FHLMC, 2.355%, 12/01/33	576,890	610,238
FHLMC, 2.394%, 7/01/35	27,895	29,515
FHLMC, 2.41%, 8/01/34	655,630	691,110
FHLMC, 2.412%, 9/01/36	18,111	19,192
FHLMC, 2.415%, 9/01/35	136,470	145,413
FHLMC, 2.483%, 6/01/31 - 10/01/35	3,559,496	3,785,322
FHLMC, 2.50%, 9/01/34	967,021	1,026,454
FHLMC, 2.506%, 3/01/35	43,595	46,209
FHLMC, 2.51%, 6/01/37	172,188	173,645
FHLMC, 2.528%, 1/01/37	170,128	181,406
FHLMC, 2.645%, 10/01/34	280,719	299,968
FHLMC, 2.673%, 1/01/35	467,072	497,566
FHLMC, 2.675%, 1/01/35	25,493	27,156
FHLMC, 2.687%, 7/01/37	268,388	286,843
FHLMC, 2.693%, 7/01/35	3,483,330	3,687,951
FHLMC, 2.88%, 2/01/37	353,288	361,384
FHLMC, 2.883%, 6/01/37	4,395,451	4,703,556
FHLMC, 2.908%, 4/01/33	127,668	129,254
FHLMC, 2.912%, 11/01/27	266,537	269,131
FHLMC, 3.016%, 4/01/37	1,435,974	1,535,445
FHLMC, 3.595%, 7/01/36	1,024,246	1,073,422
FHLMC, 4.23%, 4/01/35	476,108	500,099
FHLMC, 4.313%, 5/01/37	152,941	154,690
FHLMC, 5.054%, 7/01/35	781,212	824,758
FHLMC, 5.063%, 6/01/35	620,043	656,380
FHLMC, 5.692%, 8/01/37	839,758	896,847
		24,346,827
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.3%		
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 7/01/23	3,293,821	3,550,681
FHLMC Gold 15 Year, 6.00%, 10/01/21	731,636	793,229
FHLMC Gold 15 Year, 6.00%, 10/01/23	6,250,144	6,776,311
FHLMC Gold 15 Year, 7.00%, 8/01/12 - 8/01/13	3,166	3,225
FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31	747,462	906,679
FHLMC Gold 30 Year, 9.50%, 3/01/21	12,764	13,050
		12,043,175
[b]**Federal National Mortgage Association (FNMA) Adjustable Rate 18.7%**		
FNMA, 1.385%, 8/01/41	230,014	236,480
FNMA, 1.732%, 6/01/34	485,425	498,977
FNMA, 1.805%, 3/01/33	1,011,750	1,042,470

Semiannual Report | 75

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Limited Maturity U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities (continued)		
[b]**Federal National Mortgage Association (FNMA) Adjustable Rate (continued)**		
FNMA, 1.995%, 11/01/35	$ 408,399	$ 412,129
FNMA, 2.00%, 11/01/32 - 4/01/33	1,973,224	2,045,700
FNMA, 2.02%, 4/01/35	118,543	119,799
FNMA, 2.098%, 1/01/35	125,738	132,108
FNMA, 2.126%, 1/01/35	6,569,660	6,877,983
FNMA, 2.138%, 8/01/34	229,395	231,077
FNMA, 2.191%, 6/01/33	154,898	162,217
FNMA, 2.206%, 7/01/34	1,597,083	1,686,056
FNMA, 2.262%, 6/01/35	57,350	60,660
FNMA, 2.273%, 4/01/34	141,519	142,979
FNMA, 2.275%, 4/01/35	126,523	129,765
FNMA, 2.28%, 8/01/33	180,363	191,301
FNMA, 2.293%, 8/01/34	2,280,430	2,420,566
FNMA, 2.30%, 9/01/33 - 12/01/34	331,600	349,986
FNMA, 2.308%, 2/01/35	299,928	318,493
FNMA, 2.31%, 9/01/38	210,413	222,692
FNMA, 2.333%, 4/01/35	66,912	70,423
FNMA, 2.337%, 2/01/36	10,807,411	11,436,859
FNMA, 2.34%, 1/01/33	6,086	6,429
FNMA, 2.365%, 1/01/34	459,574	484,856
FNMA, 2.423%, 1/01/36	500,794	527,232
FNMA, 2.459%, 9/01/35	2,044,331	2,172,867
FNMA, 2.474%, 9/01/34	432,651	448,614
FNMA, 2.475%, 4/01/36	263,911	277,718
FNMA, 2.501%, 3/01/35	590,705	625,440
FNMA, 2.534%, 5/01/34	661,093	701,268
FNMA, 2.54%, 7/01/35	2,183,970	2,333,885
FNMA, 2.552%, 5/01/35	2,237,557	2,388,907
FNMA, 2.57%, 3/01/35	179,464	180,587
FNMA, 2.588%, 5/01/32	112,230	112,931
FNMA, 2.595%, 11/01/36	5,400,616	5,769,719
FNMA, 2.615%, 1/01/33	124,817	133,117
FNMA, 2.621%, 10/01/33	3,545,771	3,782,449
FNMA, 2.665%, 3/01/34	132,853	137,462
FNMA, 2.676%, 6/01/35	15,802,703	16,878,321
FNMA, 2.676%, 10/01/36	7,366,602	7,869,002
FNMA, 2.677%, 2/01/34	1,011,019	1,080,063
FNMA, 2.716%, 4/01/32	158,015	165,748
FNMA, 2.747%, 11/01/36	898,894	964,444
FNMA, 2.761%, 2/01/35	253,159	271,272
FNMA, 2.77%, 4/01/35	2,959,587	3,167,811
FNMA, 2.84%, 1/01/35	241,612	258,361
FNMA, 2.871%, 4/01/36	9,855,149	10,543,258
FNMA, 2.911%, 2/01/36	4,582,145	4,899,646
FNMA, 3.01%, 4/01/33	939,137	998,134
FNMA, 3.569%, 6/01/37	178,717	192,286
FNMA, 4.103%, 8/01/33	411,682	440,584
FNMA, 4.253%, 9/01/33	1,606,707	1,714,898
		98,316,029

76 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Limited Maturity U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities (continued)		
Federal National Mortgage Association (FNMA) Fixed Rate 8.2%		
FNMA 15 Year, 3.50%, 1/01/26	$ 1,816,204	$ 1,918,838
FNMA 15 Year, 4.50%, 5/01/16	9,624,836	10,650,405
FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19	232,634	251,022
FNMA 15 Year, 5.00%, 2/01/18 - 6/01/23	3,703,483	4,017,946
FNMA 15 Year, 5.50%, 8/01/15 - 1/01/25	8,205,058	8,876,981
FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17	908,076	994,665
FNMA 15 Year, 6.50%, 10/01/16	26,566	29,481
FNMA 15 Year, 7.00%, 7/01/12 - 7/01/14	10,670	10,843
FNMA 15 Year, 7.50%, 12/01/14 - 1/01/15	22,560	23,767
FNMA 30 Year, 5.00%, 3/01/38	3,549,570	3,857,592
FNMA 30 Year, 6.00%, 9/01/39	10,237,383	11,352,698
FNMA 30 Year, 6.50%, 8/01/38	517,030	583,224
FNMA 30 Year, 9.00%, 1/01/17 - 12/01/20	66,955	75,009
FNMA 30 Year, 9.50%, 11/01/16 - 6/01/22	97,980	108,121
		42,750,592
[b]**Government National Mortgage Association (GNMA) Adjustable Rate 0.0%**[†]		
GNMA, 1.625%, 10/20/35	70,430	72,943
Government National Mortgage Association (GNMA) Fixed Rate 0.4%		
GNMA I SF 15 Year, 6.50%, 10/15/13 - 7/15/14	103,749	113,683
GNMA I SF 15 Year, 7.50%, 10/15/14 - 12/15/14	35,647	36,766
GNMA I SF 30 Year, 5.00%, 3/15/39	820,896	910,665
GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33	356,116	400,211
GNMA I SF 30 Year, 6.00%, 3/15/33	114,254	130,122
GNMA I SF 30 Year, 8.00%, 11/15/16	36,249	37,165
GNMA I SF 30 Year, 9.00%, 6/15/16 - 9/15/17	174,706	181,650
GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31	297,778	364,122
GNMA II SF 30 Year, 9.00%, 8/20/16	31,269	31,570
GNMA II SF 30 Year, 9.50%, 6/20/16	40,793	42,087
		2,248,041
Total Mortgage-Backed Securities (Cost $174,716,513)		179,777,607
Total Investments before Short Term Investments (Cost $507,191,924)		516,213,022
	Shares	
Short Term Investments (Cost $5,953,790) 1.2%		
Money Market Funds 1.2%		
[c,d]Institutional Fiduciary Trust Money Market Portfolio	5,953,790	5,953,790
Total Investments (Cost $513,145,714) 99.5%		522,166,812
Other Assets, less Liabilities 0.5%		2,719,147
Net Assets 100.0%		$524,885,959

See Abbreviations on page 121.

†Rounds to less than 0.1% of net assets.
aPrincipal amount of security is adjusted for inflation. See Note 1(i).
bThe coupon rate shown represents the rate at period end.
cNon-income producing.
dSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 77

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period and may fluctuate between classes due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

78 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period November 3, 2008 (effective date) to October 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period and may fluctuate between classes due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gRatio is calculated based on the Fund level net investment income, as reflected on the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating market value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 79

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period and may fluctuate between classes due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

80 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited)

Franklin Real Return Fund	Country	Shares	Value
Common Stocks and Other Equity Interests 15.5%			
Energy 6.3%			
[a]Alpha Natural Resources Inc.	United States	44,200	$ 712,946
Anadarko Petroleum Corp.	United States	76,100	5,571,281
Chevron Corp.	United States	48,700	5,189,472
Devon Energy Corp.	United States	55,500	3,876,675
Exxon Mobil Corp.	United States	54,877	4,738,080
Halliburton Co.	United States	58,000	1,984,760
Marathon Petroleum Corp.	United States	21,350	888,374
National Oilwell Varco Inc.	United States	31,500	2,386,440
Noble Energy Inc.	United States	38,600	3,833,752
Occidental Petroleum Corp.	United States	25,400	2,316,988
Schlumberger Ltd.	United States	41,750	3,095,345
[a]Southwestern Energy Co.	United States	26,700	843,186
[a]Weatherford International Ltd.	United States	144,800	2,066,296
			37,503,595
Materials 2.6%			
Alcoa Inc.	United States	150,600	1,465,338
Barrick Gold Corp.	Canada	119,800	4,843,514
Freeport-McMoRan Copper & Gold Inc., B	United States	106,546	4,080,712
Nucor Corp.	United States	41,100	1,611,531
Potash Corp. of Saskatchewan Inc.	Canada	53,500	2,272,680
United States Steel Corp.	United States	40,100	1,136,033
			15,409,808
Real Estate 6.6%			
SPDR Dow Jones REIT ETF	United States	540,000	39,409,200
Total Common Stocks and Other Equity Interests (Cost $87,958,432)			92,322,603
		Principal Amount*	
Corporate Bonds 5.9%			
Automobiles & Components 0.3%			
Ford Motor Credit Co. LLC, senior note,			
7.00%, 4/15/15	United States	400,000	447,000
6.625%, 8/15/17	United States	200,000	230,094
8.125%, 1/15/20	United States	400,000	507,803
5.875%, 8/02/21	United States	200,000	226,296
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	500,000	531,250
			1,942,443
Capital Goods 0.3%			
Case New Holland Inc., senior note, 7.875%, 12/01/17	United States	1,000,000	1,170,000
RBS Global & Rexnord Corp., senior note, 8.50%, 5/01/18	United States	800,000	874,000
			2,044,000
Consumer Durables & Apparel 0.2%			
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	600,000	670,500
[b]Shea Homes LP/Funding Corp., senior secured note, 144A, 8.625%, 5/15/19	United States	600,000	628,500
			1,299,000

Semiannual Report | 81

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Real Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Consumer Services 0.3%			
MGM Resorts International, senior note,			
6.625%, 7/15/15	United States	300,000	$ 313,500
7.75%, 3/15/22	United States	200,000	207,000
[b]144A, 8.625%, 2/01/19	United States	500,000	545,625
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	United States	300,000	321,750
Starwood Hotels & Resorts Worldwide Inc., senior note, 6.75%, 5/15/18	United States	500,000	580,000
			1,967,875
Diversified Financials 0.4%			
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	1,200,000	1,342,500
International Lease Finance Corp.,			
senior note, 8.25%, 12/15/20	United States	100,000	112,250
[b]senior secured note, 144A, 6.75%, 9/01/16	United States	800,000	868,000
			2,322,750
Energy 1.3%			
Alpha Natural Resources Inc., senior note,			
6.00%, 6/01/19	United States	500,000	470,000
6.25%, 6/01/21	United States	500,000	468,750
[b]Arch Coal Inc., senior note, 144A,			
7.00%, 6/15/19	United States	200,000	180,500
7.25%, 6/15/21	United States	500,000	448,750
Chesapeake Energy Corp., senior note,			
6.625%, 8/15/20	United States	1,000,000	980,000
6.125%, 2/15/21	United States	200,000	190,000
CONSOL Energy Inc., senior note,			
8.00%, 4/01/17	United States	400,000	424,000
8.25%, 4/01/20	United States	100,000	105,500
6.375%, 3/01/21	United States	400,000	378,000
El Paso Corp., senior bond, 6.50%, 9/15/20	United States	600,000	667,205
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	1,000,000	1,112,500
[b,c,d]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	300,000	105,000
Plains Exploration & Production Co., senior note,			
6.125%, 6/15/19	United States	300,000	304,500
6.75%, 2/01/22	United States	600,000	627,000
[b]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	900,000	940,500
			7,402,205
Food & Staples Retailing 0.3%			
Rite Aid Corp., senior secured note,			
9.75%, 6/12/16	United States	600,000	670,500
8.00%, 8/15/20	United States	700,000	813,750
			1,484,250
Food, Beverage & Tobacco 0.3%			
[b]BAT International Finance PLC, 144A, 8.125%, 11/15/13	United Kingdom	400,000	440,424
Dean Foods Co., senior note, 9.75%, 12/15/18	United States	500,000	560,312
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	1,000,000	1,015,000
			2,015,736

32 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Real Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Health Care Equipment & Services 0.2%			
HCA Inc., senior secured note, 5.875%, 3/15/22	United States	1,100,000	$ 1,120,625
Materials 0.6%			
[b]FMG Resources August 2006 Pty. Ltd., senior note, 144A,			
7.00%, 11/01/15	Australia	200,000	206,750
6.875%, 2/01/18	Australia	800,000	826,000
[d]NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	600,000	411,000
Novelis Inc., senior note,			
8.375%, 12/15/17	Canada	200,000	217,000
8.75%, 12/15/20	Canada	600,000	664,500
[b]Reynolds Group Issuer Inc./LLC/SA, senior note, 144A, 9.50%, 5/15/18	United States	1,200,000	1,218,000
			3,543,250
Media 0.6%			
CCO Holdings LLC/CCO Holdings Capital Corp., senior note,			
8.125%, 4/30/20	United States	1,000,000	1,125,000
6.50%, 4/30/21	United States	200,000	210,000
DISH DBS Corp., senior note, 7.125%, 2/01/16	United States	1,200,000	1,335,000
[b]Univision Communications Inc., senior secured note, 144A,			
6.875%, 5/15/19	United States	900,000	914,625
7.875%, 11/01/20	United States	100,000	104,750
			3,689,375
Pharmaceuticals, Biotechnology & Life Sciences 0.2%			
Giant Funding Corp., senior secured note, 8.25%, 2/01/18	Spain	800,000	862,000
[b]Mylan Inc., senior note, 144A, 7.875%, 7/15/20	United States	200,000	225,000
			1,087,000
Software & Services 0.2%			
SunGard Data Systems Inc.,			
senior note, 7.625%, 11/15/20	United States	400,000	428,500
senior secured note, 4.875%, 1/15/14	United States	600,000	614,250
			1,042,750
Technology Hardware & Equipment 0.1%			
[b]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	400,000	429,000
Telecommunication Services 0.3%			
Frontier Communications Corp., senior note,			
8.25%, 4/15/17	United States	100,000	108,250
8.50%, 4/15/20	United States	900,000	940,500
8.75%, 4/15/22	United States	200,000	211,000
[b]Sprint Nextel Corp., senior note, 144A, 7.00%, 3/01/20	United States	500,000	511,250
			1,771,000
Utilities 0.3%			
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	500,000	616,169
[b]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	600,000	618,000

Semiannual Report | 83

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Real Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Utilities (continued)			
[b]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	1,200,000	$ 750,000
			1,984,169
Total Corporate Bonds (Cost $33,966,902)			35,145,428
[e,f]**Senior Floating Rate Interests 4.6%**			
Automobiles & Components 0.0%[†]			
TI Group Automotive Systems LLC, Term Loan, 6.75%, 3/14/18	United States	74,600	74,973
Capital Goods 0.4%			
Goodman Global Inc., Initial Term Loan, 5.75%, 10/28/16	United States	425,706	429,202
[g]RBS Global Inc. (Rexnord), Term B Loan, 5.00%, 4/01/18	United States	541,641	547,403
Terex Corp., U.S. Term Loan, 5.50%, 4/28/17	United States	520,547	525,753
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/21/16	United States	318,692	320,188
TransDigm Inc.,			
Tranche B1 Term Loan, 4.00%, 2/14/17	United States	518,732	520,245
Tranche B2 Term Loan, 4.00%, 2/14/17	United States	78,304	78,532
			2,421,323
Commercial & Professional Services 0.4%			
[g]Acco Brands Corp., Term B Loan, 5.50%, 3/26/19	United States	45,000	45,211
ARAMARK Corp.,			
Extended Synthetic L/C, 3.341%, 7/26/16	United States	41,039	40,998
Term Loan B Extended, 3.489%, 7/26/16	United States	623,295	622,667
Interactive Data Corp., Term B Loans, 4.50%, 2/11/18	United States	675,825	678,697
KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	United States	783,466	788,525
			2,176,098
Consumer Durables & Apparel 0.2%			
Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	992,151	980,245
Consumer Services 0.4%			
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	352,938	355,033
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	United States	1,258,543	1,264,044
[g]DineEquity Inc., Term B-1 Loan, 4.25%, 10/19/17	United States	387,738	389,156
Weight Watchers International Inc., Term F Loan, 4.00%, 3/15/19	United States	196,100	196,508
Wendy's International Inc., Term Loan B, 5.75%, 5/15/19	United States	135,200	136,073
			2,340,814
Diversified Financials 0.2%			
MoneyGram Payment Systems Worldwide Inc.,			
Term Loan, 4.25%, 11/18/17	United States	475,262	476,303
Tranche B-1 Loan, 4.25%, 11/18/17	United States	64,974	65,095
TransUnion LLC/TransUnion FICO, Term Loan, 4.75%, 2/10/18	United States	623,042	630,635
			1,172,033
Food, Beverage & Tobacco 0.2%			
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	1,209,124	1,202,322

84 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Real Return Fund	Country	Principal Amount*	Value
e,f Senior Floating Rate Interests (continued)			
Health Care Equipment & Services 0.8%			
Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 3.489%, 4/28/15	United States	167,466	$ 167,556
Parent Term Loan, 3.489% - 3.72%, 4/28/15	United States	685,374	685,742
Community Health Systems Inc., Extended Term Loan, 3.97% - 3.989%, 1/25/17	United States	1,233,232	1,220,789
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	434,985	437,051
HCA Inc., Tranche B-2 Term Loan, 3.72%, 3/31/17	United States	1,241,522	1,224,800
Universal Health Services Inc., New Tranche B Term Loan, 3.75% - 5.00%, 11/15/16	United States	928,908	931,230
			4,667,168
Household & Personal Products 0.0%[†]			
FGI Operating Company LLC, Term B Loans, 5.50%, 4/19/19	United States	55,400	55,764
Materials 0.6%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	543,829	526,381
Ashland Inc., Term B Loan, 3.75%, 8/23/18	United States	87,509	87,756
Ineos US Finance LLC, Dollar Term Loan, 7.50%, 4/27/18	United States	264,100	265,833
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13	United States	623,360	633,092
PL Propylene LLC, Tranche B Term Loan, 7.00%, 3/27/17	United States	261,443	264,058
Reynolds Group Holdings Inc.,			
Tranche B Term Loan, 6.50%, 2/09/18	United States	422,340	428,940
Tranche C Term Loan, 6.50%, 8/09/18	United States	736,160	747,665
Tronox Pigments (Netherlands) BV, Closing Date Term Loan, 4.25%, 2/08/18	Netherlands	211,248	211,682
g Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	United States	633,581	634,375
			3,799,782
Media 0.4%			
Cinemark USA Inc., Extended Term Loan, 3.50% - 3.76%, 4/30/16	United States	296,212	297,841
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-3, 1.989%, 3/29/16	United States	296,222	295,333
Regal Cinemas Corp., Term Loan, 3.239% - 3.47%, 8/23/17	United States	365,576	365,957
Sinclair Television Group Inc., New Tranche B Term Loan, 4.00%, 10/29/16	United States	373,826	375,461
Telesat Canada, U.S. Term B Loan, 4.25%, 3/28/19	Canada	304,600	304,743
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	407,279	409,672
UPC Financing Partnership,			
g Term Loan T, 3.741%, 12/31/16	Netherlands	437,813	437,266
Term Loan X, 3.741%, 12/31/17	Netherlands	179,408	178,511
			2,664,784
Pharmaceuticals, Biotechnology & Life Sciences 0.2%			
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	271,543	272,646
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	543,086	545,292
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	373,371	374,889
			1,192,827
Retailing 0.2%			
g BJ's Wholesale Club Inc., Replacement Loans, 5.25%, 9/30/18	United States	912,636	920,845

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Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Real Return Fund	Country	Principal Amount*	Value
e,f Senior Floating Rate Interests (continued)			
Software & Services 0.1%			
Fidelity National Information Services Inc.,			
Term A-2 Loans, 2.491%, 7/18/14	United States	58,133	$ 58,206
Term B Loan, 4.25%, 7/18/16	United States	22,092	22,230
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.864% - 4.148%, 2/28/16	United States	420,305	421,751
			502,187
Technology Hardware & Equipment 0.0%[†]			
Flextronics International USA Inc.,			
A-1-A Delayed Draw Term Loan, 2.489%, 10/01/14	United States	3,250	3,230
A-1-B Delayed Draw TL, 2.489%, 10/01/14	United States	27,834	27,660
A-2 Delayed Draw Term Loan, 2.489%, 10/01/14	United States	95,825	95,226
A-3 Delayed Draw Term Loan, 2.491%, 10/01/14	United States	89,272	88,714
A Closing Date Loan, 2.489% - 2.491%, 10/01/14	United States	11,311	11,240
			226,070
Telecommunication Services 0.3%			
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	1,287,000	1,295,581
SBA Senior Finance II LLC, Term Loan, 3.75%, 6/30/18	United States	260,731	260,894
			1,556,475
Transportation 0.2%			
Avis Budget Car Rental LLC, Tranche C Term Loan, 4.25%, 3/15/19	United States	226,845	226,842
Hertz Corp.,			
Credit Linked Deposit, 3.75%, 3/11/18	United States	236,300	230,835
Tranche B Term Loan, 3.75%, 3/11/18	United States	544,500	544,557
			1,002,234
Total Senior Floating Rate Interests (Cost $26,844,598)			26,955,944
Foreign Government and Agency Securities 15.9%			
Government of Hungary, senior note,			
3.50%, 7/18/16	Hungary	60,000 EUR	68,833
4.375%, 7/04/17	Hungary	150,000 EUR	172,951
5.75%, 6/11/18	Hungary	435,000 EUR	516,399
3.875%, 2/24/20	Hungary	180,000 EUR	187,760
6.375%, 3/29/21	Hungary	620,000	596,676
Government of Ireland, senior bond, 4.40%, 6/18/19	Ireland	1,200,000 EUR	1,413,516
Government of Malaysia, senior bond,			
3.718%, 6/15/12	Malaysia	3,182,000 MYR	1,052,555
2.509%, 8/27/12	Malaysia	3,685,000 MYR	1,215,918
3.702%, 2/25/13	Malaysia	23,267,000 MYR	7,731,727
3.70%, 5/15/13	Malaysia	2,120,000 MYR	705,459
g 3.21%, 5/31/13	Malaysia	8,140,000 MYR	2,695,428
g 3.461%, 7/31/13	Malaysia	7,540,000 MYR	2,504,748
8.00%, 10/30/13	Malaysia	10,000 MYR	3,542
g 5.094%, 4/30/14	Malaysia	380,000 MYR	130,450
3.814%, 2/15/17	Malaysia	6,100,000 MYR	2,060,770
Government of Poland, Strip, 1/25/13	Poland	31,780,000 PLN	9,750,178

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Real Return Fund	Country	Principal Amount*	Value
Foreign Government and Agency Securities (continued)			
Government of Sweden,			
5.50%, 10/08/12	Sweden	39,030,000 SEK	$ 5,909,173
1.50%, 8/30/13	Sweden	22,690,000 SEK	3,403,331
Korea Treasury Bond, senior bond,			
4.00%, 6/10/12	South Korea	2,120,000,000 KRW	1,877,026
4.25%, 12/10/12	South Korea	11,000,000,000 KRW	9,779,977
3.75%, 6/10/13	South Korea	1,435,000,000 KRW	1,274,053
3.00%, 12/10/13	South Korea	8,227,990,000 KRW	7,230,451
New South Wales Treasury Corp.,			
6.00%, 5/01/12	Australia	640,000 AUD	667,008
5.50%, 8/01/13	Australia	11,140,000 AUD	11,878,569
[h]Nota Do Tesouro Nacional, Index Linked, 6.00%,			
5/15/15	Brazil	4,600[i] BRL	5,494,861
8/15/16	Brazil	1,343[i] BRL	1,619,039
8/15/18	Brazil	1,270[i] BRL	1,561,755
5/15/45	Brazil	1,680[i] BRL	2,294,143
Queensland Treasury Corp., senior note, 6.00%, 8/21/13	Australia	4,090,000 AUD	4,383,055
Western Australia Treasury Corp.,			
5.50%, 7/17/12	Australia	2,395,000 AUD	2,504,558
8.00%, 6/15/13	Australia	3,580,000 AUD	3,909,705
Total Foreign Government and Agency Securities (Cost $95,526,691)			94,593,614
U.S. Government and Agency Securities 50.7%			
[j]U.S. Treasury Note, Index Linked,			
0.625%, 4/15/13	United States	56,001,164	57,121,188
2.00%, 1/15/14	United States	44,596,035	47,362,372
1.25%, 4/15/14	United States	54,854,944	57,854,851
2.00%, 7/15/14	United States	1,207,605	1,309,120
1.625%, 1/15/15	United States	34,571,509	37,577,605
0.50%, 4/15/15	United States	39,599,251	41,941,191
1.875%, 7/15/15	United States	44,470,434	49,532,414
2.00%, 1/15/16	United States	8,028,158	9,078,089
Total U.S. Government and Agency Securities (Cost $293,090,449)			301,776,830
Total Investments before Short Term Investments (Cost $537,387,072)			550,794,419
Short Term Investments 8.0%			
Foreign Government and Agency Securities 0.9%			
[g,k]Bank of Negara Monetary Note, 5/17/12 - 2/26/13	Malaysia	8,119,000 MYR	2,646,533
[k]Malaysia Treasury Bills, 6/29/12 - 7/27/12	Malaysia	8,320,000 MYR	2,738,852
Total Foreign Government and Agency Securities (Cost $5,403,618)			5,385,385
Total Investments before Repurchase Agreements (Cost $542,790,690)			556,179,804

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Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Real Return Fund	Country	Principal Amount*	Value
Short Term Investments (continued)			
Repurchase Agreements (Cost $42,371,346) 7.1%			
[l]Joint Repurchase Agreement, 0.170%, 5/01/12 (Maturity Value $42,371,546)	United States	42,371,346	$ 42,371,346
BNP Paribas Securities Corp. (Maturity Value $6,877,326)			
Credit Suisse Securities (USA) LLC (Maturity Value $8,596,763)			
Deutsche Bank Securities Inc. (Maturity Value $7,125,199)			
HSBC Securities (USA) Inc. (Maturity Value $5,157,888)			
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $6,017,607)			
Morgan Stanley & Co. LLC (Maturity Value $3,438,875)			
UBS Securities LLC (Maturity Value $5,157,888)			
Collateralized by U.S. Government Agency Securities, 0.75% - 6.28%, 6/18/12 - 8/25/16; [k]U.S. Treasury Bills, 7/19/12; U.S. Treasury Bonds, 11.25%, 2/15/15; and U.S. Treasury Notes, 0.25% - 4.25%, 8/15/12 - 2/28/17 (valued at $43,236,722)			
Total Investments (Cost $585,162,036) 100.6%			598,551,150
Other Assets, less Liabilities (0.6)%			(3,485,120)
Net Assets 100.0%			$595,066,030

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2012, the aggregate value of these securities was $9,960,674, representing 1.67% of net assets.
[c]At April 30, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[d]See Note 8 regarding defaulted securities.
[e]The coupon rate shown represents the rate at period end.
[f]See Note 1(g) regarding senior floating rate interests.
[g]A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
[h]Redemption price at maturity is adjusted for inflation. See Note 1(i).
[i]Principal amount is stated in 1,000 Brazilian Real Units.
[j]Principal amount of security is adjusted for inflation. See Note 1(i).
[k]The security is traded on a discount basis with no stated coupon rate.
[l]See Note 1(c) regarding joint repurchase agreement.

At April 30, 2012, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	DBAB	Buy	110,401,000	$ 2,329,627	6/20/12	$ —	$(257,142)
Euro	DBAB	Sell	1,200,000	1,711,920	8/02/12	122,190	—
Chilean Peso	JPHQ	Buy	1,159,473,700	2,373,316	8/20/12	—	(14,585)
Euro	MSCO	Buy	9,263,000	12,354,299	11/13/12	—	(67,892)
Euro	MSCO	Buy	6,854,000	9,025,800	11/13/12	65,320	—
Euro	MSCO	Sell	19,800,000	27,379,044	11/13/12	1,116,400	—
Euro	DBAB	Sell	1,121,244	1,500,000	3/04/13	10,422	—
Chilean Peso	DBAB	Buy	2,927,500,000	5,761,661	4/03/13	49,018	—
Unrealized appreciation (depreciation)						1,363,350	(339,619)
Net unrealized appreciation (depreciation)						$1,023,731	

See Abbreviations on page 121.

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Franklin Investors Securities Trust

Financial Statements *(continued)*

Statements of Assets and Liabilities *(continued)*

April 30, 2012 (unaudited)

	Franklin Limited Maturity U.S. Government Securities Fund	Franklin Real Return Fund
Assets:		
Investments in securities:		
Cost - Unaffiliated issuers	$507,191,924	$542,790,690
Cost - Sweep Money Fund (Note 7)	5,953,790	—
Cost - Repurchase agreements	—	42,371,346
Total cost of investments	$513,145,714	$585,162,036
Value - Unaffiliated issuers	$516,213,022	$556,179,804
Value - Sweep Money Fund (Note 7)	5,953,790	—
Value - Repurchase agreements	—	42,371,346
Total value of investments	522,166,812	598,551,150
Cash	—	14,567
Foreign currency, at value (cost $ — and $105,940, respectively)	—	105,228
Receivables:		
Investment securities sold	388,873	237,515
Capital shares sold	2,191,975	1,314,040
Dividends and interest	2,763,472	2,925,335
Unrealized appreciation on forward exchange contracts	—	1,363,350
Unrealized appreciation on unfunded loan commitments	—	301
Other assets	183	195
Total assets	527,511,315	604,511,681
Liabilities:		
Payables:		
Investment securities purchased	—	1,494,281
Capital shares redeemed	2,088,030	6,913,713
Affiliates	284,725	412,961
Unaffiliated transfer agent fees	41,149	72,966
Distributions to shareholders	191,304	135,076
Unrealized depreciation on forward exchange contracts	—	339,619
Accrued expenses and other liabilities	20,148	77,035
Total liabilities	2,625,356	9,445,651
Net assets, at value	$524,885,959	$595,066,030
Net assets consist of:		
Paid-in capital	$529,060,624	$590,081,628
Distributions in excess of net investment income	(6,594,245)	(5,874,213)
Net unrealized appreciation (depreciation)	9,021,098	14,399,089
Accumulated net realized gain (loss)	(6,601,518)	(3,540,474)
Net assets, at value	$524,885,959	$595,066,030

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Franklin Investors Securities Trust

Financial Statements *(continued)*

Statements of Assets and Liabilities *(continued)*

April 30, 2012 (unaudited)

	Franklin Limited Maturity U.S. Government Securities Fund	Franklin Real Return Fund
Class A:		
Net assets, at value	$396,267,740	$434,629,652
Shares outstanding	38,180,737	39,530,965
Net asset value per share[a]	$10.38	$10.99
Maximum offering price per share (net asset value per share ÷ 97.75% and 95.75%, respectively)	$10.62	$11.48
Class C:		
Net assets, at value	—	$114,130,664
Shares outstanding	—	10,440,143
Net asset value and maximum offering price per share[a]	—	$10.93
Advisor Class:		
Net assets, at value	$128,618,219	$ 46,305,714
Shares outstanding	12,401,774	4,203,107
Net asset value and maximum offering price per share	$10.37	$11.02

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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Franklin Investors Securities Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine separate funds, five of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

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Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Debt and certain preferred securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such securities and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at

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Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

Certain funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value,

100 | Semiannual Report

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Joint Repurchase Agreement (continued)

including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Funds at period end had been entered into on April 30, 2012.

d. Securities Purchased on a Delayed Delivery Basis

Certain funds purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Franklin Balanced Fund, the Franklin Equity Income Fund, and the Franklin Real Return Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counter-party to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

The Franklin Balanced Fund and the Franklin Real Return Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds’ investment objectives.

The Franklin Balanced Fund and the Franklin Equity Income Fund purchased or wrote option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain

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Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Derivative Financial Instruments (continued)

or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

At April 30, 2012, the Franklin Real Return Fund holds $1,230,369 in U.S. Treasury holdings as collateral for derivatives.

See Notes 6 and 11 regarding investment transactions and other derivative information, respectively.

f. Equity-Linked Securities

The Franklin Balanced Fund and the Franklin Equity Income Fund invest in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities is recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the fund.

g. Senior Floating Rate Interests

The Franklin Real Return Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the fund invests are generally readily marketable, but may be subject to some restrictions on resale.

h. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Income Taxes (continued)

invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of April 30, 2012, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
i.	Security Transactions, Investment Income, Expenses and Distributions (continued)

principal redemption value will be included as inflation principal adjustments on the Statements of Operations.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2012, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

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Notes to Financial Statements (unaudited) (continued)

2. Shares of Beneficial Interest *(continued)*

	Franklin Balanced Fund		Franklin Convertible Securities Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Six Months ended April 30, 2012				
Shares sold	5,131,244	$ 51,624,486	1,057,972	$ 15,274,472
Shares issued in reinvestment of distributions	124,144	1,245,690	155,303	2,171,892
Shares redeemed	(1,272,314)	(12,759,777)	(2,291,598)	(32,717,570)
Net increase (decrease)	3,983,074	$ 40,110,399	(1,078,323)	$ (15,271,206)
Year ended October 31, 2011				
Shares sold	5,218,258	$ 51,396,446	4,736,324	$ 72,053,221
Shares issued in reinvestment of distributions	176,590	1,733,570	357,584	5,305,999
Shares redeemed	(1,644,162)	(15,979,819)	(4,172,744)	(61,806,693)
Net increase (decrease)	3,750,686	$ 37,150,197	921,164	$ 15,552,527
Class R Shares:				
Six Months ended April 30, 2012				
Shares sold	35,807	$ 368,775		
Shares issued in reinvestment of distributions	2,966	29,966		
Shares redeemed	(56,727)	(575,552)		
Net increase (decrease)	(17,954)	$ (176,811)		
Year ended October 31, 2011				
Shares sold	138,297	$ 1,381,231		
Shares issued in reinvestment of distributions	5,139	50,865		
Shares redeemed	(18,954)	(191,555)		
Net increase (decrease)	124,482	$ 1,240,541		
Advisor Class Shares:				
Six Months ended April 30, 2012				
Shares sold	455,752	$ 4,607,911	4,352,840	$ 62,121,905
Shares issued in reinvestment of distributions	11,794	119,596	167,887	2,364,521
Shares redeemed	(316,678)	(3,155,177)	(5,245,097)	(76,637,779)
Net increase (decrease)	150,868	$ 1,572,330	(724,370)	$ (12,151,353)
Year ended October 31, 2011				
Shares sold	565,794	$ 5,414,743	12,526,656	$ 193,875,012
Shares issued in reinvestment of distributions	12,844	126,640	239,626	3,566,380
Shares redeemed	(165,288)	(1,551,565)	(4,842,346)	(70,530,778)
Net increase (decrease)	413,350	$ 3,989,818	7,923,936	$ 126,910,614

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Notes to Financial Statements (unaudited) (continued)

2. Shares of Beneficial Interest *(continued)*

	Franklin Equity Income Fund		Franklin Limited Maturity U.S. Government Securities Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended April 30, 2012				
Shares sold	9,711,802	$167,300,316	8,701,734	$ 90,492,091
Shares issued in reinvestment of distributions	904,497	15,410,061	401,715	4,175,974
Shares redeemed	(5,991,264)	(102,851,572)	(9,816,361)	(102,044,148)
Net increase (decrease)	4,625,035	$ 79,858,805	(712,912)	$ (7,376,083)
Year ended October 31, 2011				
Shares sold	28,664,268	$481,598,586	20,015,344	$209,224,139
Shares issued in reinvestment of distributions	1,698,898	28,320,440	726,102	7,588,413
Shares redeemed	(13,897,814)	(230,603,152)	(20,369,753)	(212,821,755)
Net increase (decrease)	16,465,352	$279,315,874	371,693	$ 3,990,797
Class B Shares:				
Six Months ended April 30, 2012				
Shares sold	5,844	$ 96,836		
Shares issued in reinvestment of distributions	2,343	39,350		
Shares redeemed	(175,792)	(2,999,864)		
Net increase (decrease)	(167,605)	$ (2,863,678)		
Year ended October 31, 2011				
Shares sold	53,283	$ 895,091		
Shares issued in reinvestment of distributions	11,179	185,814		
Shares redeemed	(451,763)	(7,530,228)		
Net increase (decrease)	(387,301)	$ (6,449,323)		
Class C Shares:				
Six Months ended April 30, 2012				
Shares sold	1,157,897	$ 19,774,624		
Shares issued in reinvestment of distributions	71,242	1,205,424		
Shares redeemed	(820,308)	(13,977,688)		
Net increase (decrease)	408,831	$ 7,002,360		
Year ended October 31, 2011				
Shares sold	2,773,876	$ 46,620,691		
Shares issued in reinvestment of distributions	142,873	2,371,741		
Shares redeemed	(1,860,705)	(30,910,235)		
Net increase (decrease)	1,056,044	$ 18,082,197

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Notes to Financial Statements (unaudited) (continued)

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Notes to Financial Statements (unaudited) (continued)

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Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees (continued)

The Franklin Limited Maturity U.S. Government Securities Fund pays an investment management fee to Advisers based on the month-end net assets of the fund as follows:

b. Administrative Fees

FT Services provides administrative services to the Funds. The Franklin Balanced Fund and the Franklin Real Return Fund each pay an administrative fee to FT Services of 0.20% per year of their respective average daily net assets. Under an agreement with Advisers, the administrative fee for the Franklin Convertible Securities Fund, the Franklin Equity Income Fund, and the Franklin Limited Maturity U.S. Government Securities Fund is paid by Advisers based on each fund’s average daily net assets, and is not an additional expense of the funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds’ Class B, C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin Balanced Fund and the Franklin Real Return Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees and acquired fund fees and expenses), for each class of the funds do not exceed 0.71% and 0.65%, respectively (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until February 28, 2013.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended April 30, 2012, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At October 31, 2011, the capital loss carryforwards were as follows:

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

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Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (continued)

At April 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

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Notes to Financial Statements (unaudited) (continued)

6. INVESTMENT TRANSACTIONS (continued)

Transactions in options written during the period ended April 30, 2012, were as follows:

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Franklin Balanced Fund, the Franklin Convertible Securities Fund, the Franklin Equity Income Fund, and the Franklin Limited Maturity U.S. Government Securities Fund invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At April 30, 2012, the Franklin Balanced Fund, the Franklin Convertible Securities Fund, and the Franklin Real Return Fund had 6.83%, 80.94%, and 10.71%, respectively, of their portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Franklin Balanced Fund, the Franklin Convertible Securities Fund, and the Franklin Real Return Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April 30, 2012, the aggregate value of these securities for the Franklin

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Notes to Financial Statements (unaudited) (continued)

8. CREDIT RISK AND DEFAULTED SECURITIES (continued)

Balanced Fund, the Franklin Convertible Securities Fund, and the Franklin Real Return Fund was $437,500, $15,400,000, and $516,000, representing 0.09%, 1.44%, and 0.09%, respectively, of each fund’s net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. RESTRICTED SECURITIES

The Franklin Convertible Securities Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At April 30, 2012, the Franklin Convertible Securities Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

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Notes to Financial Statements (unaudited) (continued)

11. OTHER DERIVATIVE INFORMATION

At April 30, 2012, the Franklin Balanced Fund, the Franklin Equity Income Fund, and the Franklin Real Return Fund have invested in derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

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Notes to Financial Statements (unaudited) (continued)

For the period ended April 30, 2012, the average month end market value of derivatives represented 0.05%, 0.01%, and 0.30%, respectively, of average month end net assets. The average month end number of open derivative contracts for the period was 6, 1, and 9, respectively.

See Notes 1(e) and 6 regarding derivative financial instruments and investment transactions, respectively.

12. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended April 30, 2012, the Funds did not use the Global Credit Facility.

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Notes to Financial Statements (unaudited) (continued)

13. FAIR VALUE MEASUREMENTS

The Funds follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securi- ties, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2012, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

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Notes to Financial Statements (unaudited) (continued)

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Notes to Financial Statements (unaudited) (continued)

14. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

In December 2011, FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

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Notes to Financial Statements (unaudited) (continued)

15. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 28, 2012, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds that constitute Franklin Investors Securities Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivative and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares in comparison with its selected performance universe during 2011 and during the previous 10 years ended December 31, 2011, unless otherwise noted. Performance on a total return basis was shown by Lipper for all Funds with performance on an income return basis being shown for those Funds having income return as an element of their investment objective. The following summarizes the performance results for each Fund.

Franklin Balanced Fund – The Fund’s investment performance was shown in comparison with a performance universe consisting of all retail and institutional mixed-asset target allocation growth funds as selected by Lipper during 2011 and the previous five years during which the Fund has

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

been in existence. The Lipper report showed both the Fund’s income return and total return to be in the highest quintile of its performance universe during 2011, and its income return and total return on an annualized basis to each be in the highest quintile of such universe during its five-year period of operations. The Board was satisfied with such comparative performance.

Franklin Convertible Securities Fund – The Fund’s investment performance was shown in comparison with a performance universe consisting of all retail and institutional convertible securities funds as selected by Lipper. The Lipper report showed the Fund’s income return during 2011 to be in the highest or best performing quintile of its performance universe and on an annualized basis during each of the previous three-, five- and 10-year periods to be in the highest quintile of such performance universe. The Lipper report showed that the Fund’s total return during 2011 was in the middle quintile of its performance universe and on an annualized basis was in the highest quintile of such universe for the previous three-year period, the middle quintile of such universe for the previous five-year period, and the second-highest quintile of such universe for the previous 10-year period. The Board was satisfied with the Fund’s comparative performance as set forth in the Lipper report.

Franklin Equity Income Fund – The Fund’s investment performance was shown in comparison with a performance universe consisting of all retail and institutional equity income funds as selected by Lipper. The Lipper report showed the Fund’s income return during 2011 to be in the second-highest quintile of the performance universe, and on an annualized basis during each of the previous three-, five- and 10-year periods to be in the highest or best performing quintile of such performance universe. The Lipper report showed the Fund’s total return during 2011 to be in the second-lowest quintile of such universe and on an annualized basis to be in the second-highest quintile of such universe for the previous three-year period, and in the lowest quintile of such universe for each of the previous five- and 10-year periods. The Board believed the Fund’s performance to be acceptable, noting its consistently high comparative income returns and the fact that its annualized total return for the previous three-year period exceeded 14% as shown in the Lipper report.

Franklin Limited Maturity U.S. Government Securities Fund – The Fund’s investment performance was shown in comparison to a performance universe consisting of all retail and institutional short U.S. government funds as selected by Lipper. The Lipper report showed the Fund’s income return during 2011 to be in the highest or best performing quintile of its performance universe and on an annualized basis to be in either the highest or second-highest quintile of such universe during each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return to be in the second-highest quintile of its performance universe during 2011 and on an annualized basis to be in the middle quintile of such universe for the previous three-year period but in the highest quintile of such universe for each of the previous five- and 10-year periods. The Board was satisfied with the Fund’s comparative performance as shown in the Lipper report.

Franklin Real Return Fund – The Fund’s investment performance was shown in comparison to a performance universe consisting of all retail and institutional Treasury inflation-protected securities (TIPS) funds as selected by Lipper. The Fund has been in operation for less than 10 years, and the

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Lipper report showed the Fund’s income return during 2011 to be in the highest or best performing quintile of such performance universe, and on an annualized basis to be in the second-highest quin-tile of such universe during the previous three-year period, and the middle quintile of such universe during the previous five-year period. The Lipper report showed the Fund’s 2011 total return to be in the lowest quintile of its performance universe, and on an annualized basis to be in the lowest quintile of such universe during each of the previous three- and five-year periods. In discussing such performance, management expressed the view that the performance universe contained many TIPS-only funds that performed better in 2011 than multi-sector funds such as the Fund, and also pointed out that consistent with its objective, the Fund had obtained total returns in excess of the rate of inflation in all time periods longer than one year. While intending to monitor the Fund’s performance on an ongoing basis, the Board did not believe that the Fund’s comparative total returns as shown in the Lipper report warranted any immediate change in portfolio managers.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its expense group. The Lipper contractual investment management fee analysis includes within such fee any separate administrative fees, and the Lipper total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the contractual investment management fee rate and actual total expense ratio for each of Franklin Convertible Securities Fund and Franklin Equity Income Fund were in either the least expensive or second least expensive quintile of their respective Lipper expense groups. The Board was satisfied with the comparative contractual investment management fee rate and actual total expense ratios of these Funds as shown in the Lipper reports. The contractual investment management fee rate for Franklin Balanced Fund was above the median of its Lipper expense group, but due to fee waivers, its actual investment management fee rate was below the expense group median and its actual total expense ratio was in the least expensive quintile of such group. The Board was satisfied with the comparative contractual investment management fee rate and actual total expense ratio of such Fund as shown in the Lipper reports. The contractual management fee rate of Franklin Limited Maturity U.S. Government Securities Fund as well as its actual total expense ratio was below the median of its Lipper expense group. The Board was satisfied with the comparative contractual management fee rate and actual total expense ratio of this Fund as shown in the Lipper report. The contractual

Semiannual Report | 125

Franklin Investors Securities Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

investment management fee and actual total expense ratio for Franklin Real Return Fund were above the median of its Lipper expense group, but its actual total expense ratio was less than six basis points above the median of its expense group. The Board found the contractual management fees and total expense ratio of the Fund to be acceptable, noting that its expenses were subsidized through management fee waivers and reimbursements.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2011, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to implement systems to meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective,

126 | Semiannual Report

Franklin Investors Securities Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with each Fund and its shareholders through management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The management fee structure including a separate fixed administrative fee for Franklin Real Return Fund provides for breakpoints in stages going to the $21.5 billion asset level, which far exceeded the size of the Fund, which at year-end was approximately $591 million. The Board believed that to the extent economies of scale may be realized by the Manager of the Fund and its affiliates, that this schedule of fees provided a sharing of benefits with the Fund and its shareholders, and noted also that the expenses of Franklin Real Return Fund were partially subsidized by management. The management fee structure, which includes administrative expenses, for Franklin Limited Maturity U.S. Government Securities Fund, provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets; and 0.45% on assets in excess of $250 million. At 2011 year-end, the Fund’s assets were approximately $556 million. The Board noted the Fund’s favorable contractual management fee rate and total expense ratio in respect to its Lipper expense group, as well as the fact that assets in excess of a fund’s last breakpoint still resulted in an overall lower investment management fee rate and believed that to the extent economies of scale may be realized by the Manager and its affiliates, there was a sharing of benefits with this Fund and its shareholders. The management fee structure, which includes administrative expenses for each of Franklin Convertible Securities Fund and Franklin Equity Income Fund, provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets; and 0.45% on assets in excess of $250 million, with additional breakpoints for assets at the $7.5 billion and $10 billion level, and other breakpoints continuing thereafter. Franklin Convertible Securities Fund and Franklin Equity Income Fund had assets of $1.05 billion and $1.27 billion, respectively, at year-end, and the Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement for each of these Funds provides a sharing of benefits with each of these Funds and its shareholders, noting the favorable contractual management fee rate and total expense ratio of each in comparison to its respective Lipper expense group. Franklin Balanced Fund benefited from existing breakpoints under its management fee structure with additional breakpoints extending beyond its year-end asset level. The Board believed such fee schedule provided a sharing of benefits with the Fund and its shareholders, but believed it unlikely that its current asset size afforded any economies of scale, noting that the expenses of the Fund were subsidized by management fee waivers.

Semiannual Report | 127

Franklin Investors Securities Trust

Shareholder Information (continued)

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

128 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

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Semiannual Report and Shareholder Letter

Franklin Investors Securities Trust

Investment Manager
Franklin Advisers, Inc.

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(800) DIAL BEN®/342-5236
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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

FIST1 S 06/12

APRIL 30, 2012

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Adjustable U.S. Government Securities Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Total Return Fund

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

FIXED INCOME

FRANKLIN INVESTORS SECURITIES TRUST

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

| 1

Semiannual Report

Economic and Market Overview

During the six months under review, Federal Reserve Board (Fed) policymakers maintained historically low interest rates while adopting a restrained view of the economy primarily because of the European sovereign debt crisis and signs the U.S. economic expansion needed further support. In October, the Fed implemented its program (dubbed Operation Twist by commentators) designed to boost the economy by driving down long-term interest rates, which involved the sale of $400 billion in short-term securities and the purchase of an equal amount of long-term securities. During its April meeting, the Fed also anticipated it would keep the federal funds target rate at 0% to 0.25% at least through late 2014.

The economy grew moderately during the period, but the housing market continued to struggle and home foreclosures remained historically high. To help support mortgage market conditions, the Fed decided to reinvest principal received from agency debt and agency mortgage-backed securities (MBS) in agency MBS. Additionally, federal lawmakers made efforts to strengthen the real estate market by removing some eligibility restrictions and charges associated with refinancing. Personal consumption expenditures, private inventory investment and residential fixed investment supported the pace of economic expansion. Driven by private sector job creation and a four-year low in applications for jobless claims, the unemployment rate fell to a multi-year low of 8.1% in April.1 Geopolitical instability in some oil-producing regions and demand from many emerging markets contributed to volatility in crude oil prices. Oil prices rose during the period and added to global inflation pressures.

Generally favorable economic improvements and positive corporate earnings reports somewhat eased investor concerns. During the six months under review, investment-grade fixed income markets, as measured by the Barclays Capital U.S. Aggregate Index, posted modest returns. U.S. stocks, as measured by the Standard & Poor’s® 500 Index, rose strongly in January and February and ended the period with robust gains.2 Global financial markets, however, were volatile early in the period, due to ongoing concerns over Europe’s sovereign debt crisis. Markets rebounded as investors became generally more optimistic

1. Source: Bureau of Labor Statistics.
2. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC.

Semiannual Report | 3

about the European Union and European Central Bank leaders’ progress in solving the region’s sovereign debt and banking crises. The 10-year U.S. Treasury note yield declined from 2.17% on October 31, 2011, to 1.95% on April 30, 2012, based on investor concerns about eurozone manufacturing contractions and weak U.S. employment gains.

The foregoing information reflects our analysis and opinions as of April 30, 2012. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

4 | Semiannual Report

Franklin Adjustable

U.S. Government Securities Fund

Your Fund’s Goal and Main Investments: Franklin Adjustable U.S. Government

Securities Fund seeks to provide a high level of current income while providing lower volatility of principal than a fund that invests in fixed-rate securities by investing at least 80% of its net assets in adjustable-rate U.S. government mortgage securities, which are issued or guaranteed by the U.S. government, its agency or instrumentalities.1 The Fund’s investments may include securities issued or guaranteed by Ginnie Mae and government-sponsored entities, such as Fannie Mae and Freddie Mac.2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Adjustable U.S. Government Securities Fund’s semiannual report for the period ended April 30, 2012.

Performance Overview

Franklin Adjustable U.S. Government Securities Fund – Class A delivered a +1.34% cumulative total return for the six months under review. The Fund outperformed the +0.19% total return of its benchmark, the Barclays Capital (BC) U.S. Government Index: 1-2 Year Component, which measures public obligations of the U.S. Treasury with one to two years to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 9.

1. Securities owned by the Fund, but not shares of the Fund, are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government-sponsored entities, as to timely payment of principal and interest.

2. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.

3. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 47.

Semiannual Report | 5

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Investment Strategy

We employ a conservative investment strategy as we strive to produce solid performance in a variety of interest rate climates. We tend to invest in seasoned adjustable-rate mortgage (ARM) securities, which have been through different interest rate cycles and tend to have a lower sensitivity to shifts in interest rates. We choose securities using a value-oriented approach, emphasizing the bonds’ economic fundamentals in relation to comparable securities as well as their historical prepayment performance.

Manager’s Discussion

During the period, capital markets generally favored risk assets based on improving U.S. economic data. Although economic data remained supportive of a U.S. economic recovery, a number of uncertainties led investors to question if this positive momentum was sustainable. Investors seemed to recall periods in 2010 and 2011 when the economy initially gained momentum but then turned sluggish, raising the possibility of another recession. During the

6 | Semiannual Report

reporting period, market concerns persisted regarding the eurozone debt crisis, a potential hard landing in China, the U.S. presidential election and the potential fiscal ramifications of expiring policy initiatives. Although significant headwinds still exist, we believe the U.S. economic recovery should remain positive, but uneven. Furthermore, we think efforts by foreign monetary institutions have helped reduce fears of systemic risk associated with the European sovereign credit crisis.

The Fund employed a conservative strategy investing primarily in agency adjustable-rate mortgage (ARM) securities that were either explicitly or implicitly backed by the U.S. government and government-sponsored entities. The Fund focused on securities guaranteed by Fannie Mae (FNMA) and Freddie Mac (FHLMC).1, 2 The Fund took a collateral-intensive research approach seeking to uncover opportunities across the investment universe and focused on seasoned ARMs. Such securities typically have been though several interest rate cycles and therefore have prepayment rates that tend to be less sensitive to interest rate changes, compared to their fixed rate counterparts. We have found these securities in the Fund historically have experienced lower volatility than comparable short-duration Treasuries and have provided more consistent income. Over the period, we sold seasoned, post-reset FNMA and FHLMC ARM positions pegged to the One-Year Constant Maturity Treasury Index.

The ARM sector outperformed Treasuries on an excess returns basis, and contributed to relative and absolute performance. The Fund had a shorter duration than the benchmark BC U.S. Government Index: 1-2 Year Component, and our lower interest rate risk positioning detracted from performance as rates decreased. Our focus on seasoned, shorter duration, high-quality ARMs that tend to be less sensitive to interest rate changes continued to help performance.

Treasury rates rose from their recent, range-bound lows during the period and mortgages continued to outperform in this environment. Prepayment risk remained heightened largely due to historically low mortgage rates and premium market prices. However, prepayment was relatively contained as home price depreciation, loss of home equity and tighter underwriting standards inhibited mortgage holders’ ability to refinance their homes.

Semiannual Report | 7

Thank you for your continued participation in Franklin Adjustable U.S. Government Securities Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8 | Semiannual Report

Performance Summary as of 4/30/12

Franklin Adjustable U.S. Government Securities Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 9

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

10 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the sum of the respective class’s past 30 days’ daily distributions and the maximum offering price (NAV for Classes C and Advisor) per share on 4/30/12.

5. The 30-day standardized yield for the 30 days ended 4/30/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Effective 5/15/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/15/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 5/15/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/15/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +11.83% and +2.86%.

Semiannual Report | 11

Your Fund’s Expenses

Franklin Adjustable U.S. Government Securities Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.87%; C: 1.27%; and Advisor: 0.62%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Semiannual Report | 13

Franklin Floating Rate Daily Access Fund

Your Fund’s Goals and Main Investments: Franklin Floating Rate Daily Access Fund seeks to provide a high level of current income and, secondarily, preservation of capital by investing at least 80% of its net assets in income-producing floating interest rate corporate loans and corporate debt securities.

This semiannual report for Franklin Floating Rate Daily Access Fund covers the period ended April 30, 2012.

Performance Overview

Franklin Floating Rate Daily Access Fund – Class A delivered a +4.58% cumulative total return for the six months under review. The Fund performed comparatively to the +4.42% total return of its benchmark, the Credit Suisse Leveraged Loan Index (CS LLI), which is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 20.

Bank Loan Market Overview

The loan market rallied during the six-month period ended April 30, 2012, posting a +4.42% total return as measured by the CS LLI.1 At the beginning of the period, the loan market continued to be affected by volatility in the broader capital markets following the downgrade of the U.S. long-term credit rating to AA+ from AAA, fears of another U.S. recession, and lingering uncertainty about contagion effects from the eurozone sovereign debt crisis. However, signs of stabilization for the eurozone debt crisis and economic reports indicating a sustained U.S. recovery led to improved technical conditions in the loan market. By period-end, the secondary loan market improved, largely due to higher cash balances resulting from year-end repayments and amortizations, new issuance of collateralized loan obligations (CLOs), positive flows into loan mutual funds, and relatively low net new loan issuance. In this environment, secondary loan prices increased while the average yield spread tightened.

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 54.

14 | Semiannual Report

Fundamental factors remained supportive of the loan market throughout the period as issuers continued to report year-over-year (y-o-y) growth in EBITDA (earnings before income, taxes, depreciation and amortization, which is a measure of a company’s cash flow and ability to service its loan interests). Earnings growth, along with continued double-digit y-o-y revenue growth and modestly improving U.S. economic growth, helped to keep the default rate at very low historical levels. The trailing 12-month default rate by principal amount increased modestly from 0.32% at the end of October to 0.56% at period-end.2 The increase in defaults appeared to us to confirm investor expectations of a slight rise in the default rate in 2012, as a few issuers with near-term maturities will likely face refinancing hurdles amid a relatively modest economic recovery.

Year-end amortizations and repayments boosted investor cash balances, helping to improve the overall loan market’s technical conditions and drive the secondary loan market’s rally in January. The increase in repayment activity was partly driven by a revival in bond-for-loan refinancings amid record inflows to the high yield bond market and high yield bond issuers’ ability to raise capital as many investors seeking relatively higher yield shifted to asset classes that could benefit from a period of historically low interest rates.

The loan market experienced moderate outflows from loan mutual funds in the first half of the period as investors withdrew money partly due to diminished expectations of higher interest rates, particularly after the Federal Reserve Board announced it anticipated maintaining its historically low interest rate at least through late 2014. Compared with the dramatic outflows in July and August, the moderation in flows significantly improved technical conditions and helped to extend the rally in loan prices when flows turned positive in March 2012.

A sharp increase in CLO issuance also contributed to better technical conditions, with issuance in the first four months of 2012 nearly matching the entire volume in 2011, albeit significantly lower than levels reached at the height of the credit boom. Although CLO managers faced the prospect of increased regulation in addition to fewer arbitrage opportunities compared to the 2007 peak, improved economic sentiment supported new CLOs to replace legacy CLOs nearing the end of their reinvestment periods. Many insurance companies, as well as smaller U.S. banks, Asian banks, and pension accounts, drove demand for new CLOs as they found the vehicles relatively attractive compared to other securitized assets.

Following a period of less primary market activity in late 2011, arrangers significantly increased the number of new institutional deals launched in the first months of 2012. Much of the new institutional issuance, however, was related

2. Source: S&P Leveraged Commentary & Data, “LoanStats Weekly,” 5/3/12.

Semiannual Report | 15

to refinancing transactions and the new volume often was unable to match demand. As demand in the primary market improved in the second half of the period, arrangers brought forth many opportunistic deals that allowed issuers to take advantage of the favorable market conditions. The proportion of new loans with lower credit ratings increased during the period, while the volume of second-lien tranches and loans with no financial covenants, or “covenant-lite” loans, increased as well. The volume of dividend-related deals also rebounded by period-end as many equity sponsors attempted to monetize their investments.

Issuers also took advantage of improving demand by amending the terms of their loans and extending maturities. Amend-to-extend volume increased sharply after these transactions were largely absent from the market in the second half of 2011.The increase in amend-to-extend transactions in early 2012 resumed the trend from the first half of 2011, when many issuers sought to take advantage of robust demand for loans to reduce the wall of upcoming maturities in 2013 and 2014. As a result, the total amount of loans outstanding with near-term maturities continued to decline through repayments, high yield bond refinancings and amend-to-extend transactions.

Investment Strategy

We use a detailed credit analysis process to select corporate loan and corporate debt securities that meet our criteria. We conduct ongoing credit monitoring of our investments. To help manage the credit risk associated with investing in below-investment-grade securities, we seek to diversify the Fund by investing in a large number of loans of companies that we have identified as having attractive risk/reward profiles, favorable capital structures, strong asset coverage and

16 | Semiannual Report

dominant market shares. This diversification potentially reduces credit risk by spreading assets across many different industries.

Manager’s Discussion

During the six-month period ended April 30, 2012, the Fund’s Class A shares performed comparably to the benchmark CS LLI. The Fund’s relative performance was positively impacted by our exposure to the more liquid, larger, higher-beta loan facilities held by a broader base of investors and our exposure to second-lien loans, which both outperformed during the period. Second-lien loans returned +7.56%, while first-lien loans returned +4.33% for the six months under review, as measured by the CS LLI.3 Additionally, our loan selection in the portfolio helped to drive relative performance, particularly our media holdings.4

The Fund continued to invest in companies we have identified as having adequate liquidity and strong cash flow to service debt in the primary and secondary markets, while maintaining a small exposure to second-lien loans. The Fund also targeted a shorter weighted average maturity to better match its benchmark and help reduce price volatility, while also creating what we considered to be some positive event risk in loans that will likely need to be refinanced in the near to intermediate term due to their upcoming maturities.

However, the Fund’s bias toward higher-rated credits detracted from relative performance due to our overweighting in loans rated BB and underweighting in distressed loans. For the six-month period ended April 30, 2012, BB-rated loans returned +3.51%, B-rated loans returned +6.28%, CCC-rated loans returned +7.75%, and distressed (CC, C and default) loans returned +10.54%, as measured by the CS LLI.3 Within the Fund, a few holdings detracted from performance, generally credits that did not participate much in the loan price rally during the period. Our investment in Evergreen International Aviation declined as the company was negatively affected by softer commercial business and European cargo companies that moved capacity into Asia from weak home markets.

In the diversified media industry, Dex One,5 a provider of print and online marketing through yellow pages directories and websites, was one of the top contributors to Fund performance. The company benefited from an amendment that allowed it to repurchase its existing debt at a deep discount, which

3. Source: Credit Suisse.

4. Media holdings are in broadcasting, cable and satellite, movies and entertainment, and publishing in the SOI.

5. R.H. Donnelly Inc. in the SOI.

Semiannual Report | 17

set a floor to loan valuations and gave the company additional flexibility to manage its leverage, debt service and liquidity.

The Fund also maintained its overweighted position in the automotive industry, which contributed to performance relative to the index.6 Chrysler Group, one of the three largest U.S. automobile manufacturers, was among the top performers during the period due to an improved economic outlook that many investors expected would support increased automobile sales. Many of the automotive loans we acquired during the period contributed to performance, including Allison Transmission and Goodyear Tire and Rubber. Allison Transmission, a designer and manufacturer of commercial and military automatic transmissions, reported strong earnings results as the automobile market recovered. We also found the company’s term loan compelling due to the company’s improved profit margins resulting from higher volumes and cost controls. Furthermore, we also invested in the second-lien term loan of Goodyear Tire and Rubber, the world’s largest tire company. We found the company attractive due to its diverse product line and strong market share in the U.S., Europe and Latin America. In April 2012, the company refinanced the second-lien term loan and repaid the original loan to the Fund. The Fund also invested in the refinanced term loan.

During the period, the Fund used two derivative instruments, the Markit North American Loan Credit Default Swap Index (LCDX), a tradable index of 100 equally weighted loan credit default swaps, and Markit CDX North American High Yield Index (CDX HY), a tradable index of 100 equally weighted high yield bond credit default swaps. We used these indexes in conjunction with carrying higher cash balances as tools to help maintain daily liquidity while also seeking to minimize any cash drag on performance, which also positively contributed to performance over the six-month period.

6. Automotive holdings are in auto parts and equipment, automobile manufacturers, and tires and rubber in the SOI.

18 | Semiannual Report

Thank you for your continued participation in Franklin Floating Rate Daily Access Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 19

Performance Summary as of 4/30/12

Franklin Floating Rate Daily Access Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

20 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 21

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Investors should be aware that the Fund’s share price and yield will fluctuate with market conditions. The Fund should not be considered an alternative to money market funds or certificates of deposit (CDs). The floating rate loans and debt securities in which the Fund invests tend to be rated below investment grade. Investing in higher yielding, lower rated, floating rate loans and debt securities involves greater risk of default, which could result in loss of principal — a risk that may be heightened in a slowing economy. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: These shares have higher annual fees and expenses than Class A shares.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the sum of the respective class’s past 30 days’ daily distributions and the maximum offering price (NAV for Classes B, C and Advisor) per share on 4/30/12.

5. The 30-day standardized yield for the 30 days ended 4/30/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

22 | Semiannual Report

Your Fund’s Expenses

Franklin Floating Rate Daily Access Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 23

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.91%; B: 1.66%; C: 1.31%; and Advisor: 0.66%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

24 | Semiannual Report

Franklin Low Duration Total Return Fund

Your Fund’s Goal and Main Investments: Franklin Low Duration Total Return Fund seeks a high level of current income as is consistent with prudent investing, while seeking capital preservation. The Fund invests primarily in investment-grade debt securities, including government and corporate debt securities and mortgage- and asset-backed securities, targeting an estimated average portfolio duration of three years or less.

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Low Duration Total Return Fund’s semi-annual report for the period ended April 30, 2012.

Performance Overview

Franklin Low Duration Total Return Fund – Class A delivered a +1.76% cumulative total return for the six months under review. The Fund outperformed the +0.59% total return of its benchmark, the Barclays Capital (BC) U.S. Government/Credit Index: 1-3 Year Component, which tracks public obligations of the U.S. Treasury with one to three years to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 29.

Investment Strategy

We seek to invest in a combination of fixed income securities, primarily from across the investment-grade debt universe. We analyze securities using proprietary and nonproprietary research to help us identify attractive investment opportunities across the entire fixed income opportunity set, on a relative basis. When making investment decisions, we evaluate business cycles, yield curves, and values between and within markets. Through a low duration portfolio, we seek to position the Fund to be less affected by interest rate changes than a fund with a higher duration. In addition, we may use derivative transactions, such as forwards, futures contracts and swap agreements, to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks.

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 67.

Semiannual Report | 25

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Includes an additional 10.86 cent per share distribution to meet excise tax requirements.

Manager’s Discussion

During the period, capital markets generally favored risk assets based on improving U.S. economic data. Although economic data remained supportive of a U.S. economic recovery, a number of uncertainties led investors to question if this positive momentum was sustainable. Investors seemed to recall periods in 2010 and 2011 when the economy initially gained momentum but then turned sluggish, raising the possibility of another recession. During the reporting period, market concerns persisted regarding the eurozone debt crisis, a potential hard landing in China, the U.S. presidential election and the potential fiscal ramifications of expiring policy initiatives. Although significant headwinds still exist, we believe the U.S. economic recovery should remain positive, but uneven. Furthermore, we think efforts by foreign monetary institutions have helped reduce fears of systemic risk associated with the European sovereign credit crisis.

26 | Semiannual Report

Investors’ continued search for yield helped high yield bonds post among the best absolute performance during the period, as measured by the BC U.S. Corporate High Yield Index, which tracks below-investment-grade bonds (+6.91%).1 Several other BC indexes for major fixed income sectors delivered positive returns as well, including the Emerging Markets (U.S. Dollar) Index (+6.23%), the Commercial Mortgage-Backed Securities (CMBS) Index (+5.69%), the U.S. TIPS Index (+3.74%), the U.S. Corporate Investment Grade Index (+3.64%), the U.S. MBS Index (+2.11%), the Asset-Backed Securities Index (+1.87%), the U.S. Treasury Index (+1.87%) and the U.S. Agency Index (+1.32%).1

The portfolio’s positioning in credit, in particular below-investment-grade credit, boosted overall performance as the credit sectors were among the best performing fixed income sectors. Many of our non-U.S. dollar denominated bonds benefited from certain foreign currency appreciation, and local market performance in non-U.S. markets was a major contributor to performance. The Fund’s CMBS allocation continued to provide strong results. The Fund’s municipal bond exposure benefited the portfolio as the sector delivered positive performance. Our lower weighting in agency securities, relative to our benchmark, detracted from results as these sectors outperformed comparable maturity Treasuries and produced positive total returns during the period.

We remained overweighted in many credit sectors based on our belief that valuations remained attractive on a longer term basis. However, our expectations were tempered as credit sectors continued to deliver strong returns. We took the opportunity to reduce exposure to some high yield corporate bonds that delivered strong performance, while we increased the Fund’s allocation to the slightly more defensive bank loan sector. We reduced our Treasury Inflation Protected Securities and municipal bond exposures, and selectively added to small, non-agency, residential MBS positions seeking to take advantage of improved fundamentals in that sector. We continued to feel that many of the best opportunities in global bond markets were outside the U.S. and accordingly, we maintained strong exposure to international bonds and currencies.

Semiannual Report | 27

Thank you for your continued participation in Franklin Low Duration Total Return Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

28 | Semiannual Report

Performance Summary as of 4/30/12

Franklin Low Duration Total Return Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 29

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.65% (other than certain nonroutine expenses) until 2/28/13.

30 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund’s investment in derivatives, such as financial futures and option contracts, and the Fund’s use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Some derivatives are particularly sensitive to changes in interest rates. The risks of foreign securities include currency fluctuations and political uncertainty. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s distribution rates and total returns would have been lower, and yields for the period would have been 1.01% for Class A and 1.28% for Advisor Class.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the sum of the respective class’s past 30 days’ daily distributions and the maximum offering price (NAV for Advisor Class) per share on 4/30/12.

6. The 30-day standardized yield for the 30 days ended 4/30/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 5/15/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/15/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 5/15/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/15/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +18.34% and +4.35%.

Semiannual Report | 31

Your Fund’s Expenses

Franklin Low Duration Total Return Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

32 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, annualized for each class (A: 0.90% and Advisor: 0.65%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Semiannual Report | 33

Franklin Total Return Fund

Your Fund’s Goals and Main Investments: Franklin Total Return Fund seeks to provide investors with high current income consistent with preservation of capital. Capital appreciation over the long term is a secondary goal. The Fund invests at least 80% of its assets in investment-grade debt securities. The Fund currently focuses on government and corporate debt securities and mortgage- and asset-backed securities.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Total Return Fund’s semiannual report for the period ended April 30, 2012.

Performance Overview

Franklin Total Return Fund – Class A delivered a +3.61% cumulative total return for the six months under review. The Fund outperformed the +2.44% total return of its benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which measures the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 38.

Investment Strategy

We seek to invest in a combination of fixed income securities, predominantly from across the investment-grade debt universe. We analyze securities using proprietary and nonproprietary research to help us identify attractive investment opportunities, across the entire fixed income opportunity set, on a relative basis. The Fund may also invest up to 20% of its total assets in noninvestment-grade debt securities. In addition, we may use derivative transactions, such as forwards, futures contracts and swap agreements, to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks.

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 92.

34 | Semiannual Report

Manager’s Discussion

During the period, capital markets generally favored risk assets based on improving U.S. economic data. Although economic data remained supportive of a U.S. economic recovery, a number of uncertainties led investors to question if this positive momentum was sustainable. Investors seemed to recall periods in 2010 and 2011 when the economy initially gained momentum but then turned sluggish, raising the possibility of another recession. During the reporting period, market concerns persisted regarding the eurozone debt crisis, a potential hard landing in China, the U.S. presidential election and the potential fiscal ramifications of expiring policy initiatives. Although significant headwinds still exist, we believe the U.S. economic recovery should remain positive, but uneven. Furthermore, we think efforts by foreign monetary institutions have helped reduce fears of systemic risk associated with the European sovereign credit crisis.

Investors’ continued search for yield helped high yield bonds post among the best absolute performance during the period, as measured by the BC U.S. Corporate High Yield Index, which tracks below-investment-grade bonds (+6.91%).1 Several other BC indexes for major fixed income sectors delivered positive returns as well, including the Emerging Markets (U.S. Dollar) Index (+7.11%), the Commercial Mortgage-Backed Securities (CMBS) Index (+5.69%), the U.S. TIPS Index (+3.74%), the U.S. Corporate Investment Grade Index (+3.64%), the U.S. MBS Index (+2.11%), the Asset-Backed Securities

Semiannual Report | 35

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Includes an additional 11.92 cent per share distribution to meet excise tax requirements.

Index (+1.87%), the U.S. Treasury Index (+1.87%) and the U.S. Agency Index (+1.32%).1

The portfolio’s positioning in credit, in particular below-investment-grade credit, boosted overall performance as the credit sectors were among the best performing fixed income sectors. Many of our non-U.S. dollar denominated bonds benefited from certain foreign currency appreciation, and local market performance in non-U.S. markets was a major contributor to performance. The Fund’s CMBS allocation continued to provide strong results. The Fund’s municipal bond exposure benefited the portfolio as the sector delivered positive performance. Our lower weighting in agency securities and MBS, relative to our benchmark, detracted from results as these sectors outperformed comparable maturity Treasuries and produced positive total returns during the period. The Fund’s yield curve positioning also detracted from performance.

We remained overweighted in many credit sectors based on our belief that valuations remained attractive on a longer term basis. However, our expectations were tempered as credit sectors continued to deliver strong returns. We took the opportunity to reduce exposure to some high yield corporate bonds that delivered strong performance, while we increased the Fund’s allocation to the slightly more defensive bank loan sector. We reduced our Treasury Inflation Protected Securities and municipal bond exposures and selectively added small, non-agency, residential MBS positions seeking to take advantage of improved fundamentals in that sector. We continued to feel that many of the best opportunities in global bond markets were outside the U.S. and accordingly, we maintained strong exposure to international bonds and currencies.

36 | Semiannual Report

Thank you for your continued participation in Franklin Total Return Fund.

We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 37

Performance Summary as of 4/30/12

Franklin Total Return Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

38 | Semiannual Report

Performance1

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Class R/Advisor Class: no sales charges.

Semiannual Report | 39

Performance Summary (continued)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.63% (other than certain nonroutine expenses) until 2/28/13.

40 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investing in derivative securities, such as financial futures and option contracts, and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The risks associated with higher yielding, lower rated securities (commonly called junk bonds) include higher risk of default and loss of principal. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. Changes in the financial strength of a bond issuer or in a bond’s credit history may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s distribution rates and total returns would have been lower, and yields for the period would have been 2.06%, 1.75%, 1.75%, 1.90% and 2.39% for Classes A, B, C, R and Advisor, respectively.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the sum of the respective class’s past 30 days’ daily distributions and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 4/30/12.

6. The 30-day standardized yield for the 30 days ended 4/30/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 41

Your Fund’s Expenses

Franklin Total Return Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

42 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.88%; B: 1.28%; C: 1.28%; R: 1.13%; and Advisor: 0.63%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Semiannual Report | 43

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

44 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 45

aFor the period May 15, 2008 (effective date) to October 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.001 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

46 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited)

Franklin Adjustable U.S. Government Securities Fund	Principal Amount	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $33,068) 0.0%[†]		
[a]Travelers Mortgage Services Inc., 1998-5A, A, FRN, 2.53%, 12/25/18	$ 32,509	$ 32,437
Mortgage-Backed Securities 98.3%		
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 24.5%		
FHLMC, 2.095%, 9/01/35	22,470,235	23,595,815
FHLMC, 2.246%, 4/01/36	12,909,990	13,756,704
FHLMC, 2.298%, 4/01/35	19,267,349	20,478,724
FHLMC, 0.875% - 2.325%, 7/01/14 - 4/01/37	22,996,711	24,063,904
FHLMC, 2.325% - 2.375%, 11/01/18 - 2/01/37	22,164,861	23,292,063
FHLMC, 2.375% - 2.415%, 4/01/18 - 1/01/37	23,500,423	24,923,773
FHLMC, 2.463%, 9/01/36	13,607,066	14,467,620
FHLMC, 2.416% - 2.50%, 5/01/18 - 1/01/38	23,972,541	25,367,633
FHLMC, 2.517%, 6/01/35	12,032,163	12,842,380
FHLMC, 2.50% - 2.54%, 1/01/28 - 11/01/36	22,020,649	23,444,883
FHLMC, 2.542% - 2.57%, 7/01/24 - 6/01/37	21,164,751	22,530,477
FHLMC, 2.597%, 11/01/37	22,064,172	23,499,170
FHLMC, 2.613%, 11/01/36	17,228,366	18,340,553
FHLMC, 2.57% - 2.615%, 4/01/30 - 9/01/37	20,079,723	21,409,270
FHLMC, 2.62% - 2.659%, 11/01/17 - 7/01/37	22,762,055	24,277,033
FHLMC, 2.677%, 11/01/35	15,490,101	16,535,916
FHLMC, 2.695%, 9/01/38	16,734,540	17,893,858
FHLMC, 2.699%, 2/01/36	12,284,484	13,124,150
FHLMC, 2.659% - 2.711%, 1/01/29 - 12/01/37	23,514,462	25,106,941
FHLMC, 2.711% - 2.744%, 2/01/24 - 6/01/38	22,181,942	23,652,112
FHLMC, 2.746% - 2.76%, 3/01/18 - 8/01/37	23,317,734	24,924,995
FHLMC, 2.796%, 12/01/35	20,155,739	21,512,108
FHLMC, 2.83%, 9/01/37	24,952,405	26,669,198
FHLMC, 2.883%, 6/01/37	26,352,598	28,199,817
FHLMC, 2.763% - 2.893%, 2/01/19 - 3/01/37	22,508,184	24,045,511
FHLMC, 2.981%, 1/01/37	20,776,785	22,181,389
FHLMC, 2.894% - 3.088%, 12/01/19 - 6/01/38	23,980,575	25,434,018
FHLMC, 3.097% - 3.632%, 11/01/17 - 11/01/37	23,378,461	24,798,854
FHLMC, 3.679% - 7.519%, 5/01/15 - 8/01/38	14,225,765	15,110,013
		625,478,882
[a]Federal National Mortgage Association (FNMA) Adjustable Rate 72.9%		
FNMA, 1.358% - 1.974%, 7/01/14 - 10/01/44	24,548,875	25,264,451
FNMA, 1.984% - 2.106%, 6/01/14 - 6/01/37	24,197,382	25,219,583
FNMA, 2.109%, 12/01/34	28,261,177	29,554,304
FNMA, 2.126%, 1/01/35	12,669,198	13,263,781
FNMA, 2.107% - 2.157%, 2/01/18 - 2/01/37	24,338,265	25,427,012
FNMA, 2.157% - 2.181%, 3/01/19 - 1/01/36	23,876,657	25,028,747
FNMA, 2.199%, 1/01/36	15,584,193	16,410,747
FNMA, 2.208%, 5/01/35	13,258,754	13,980,160
FNMA, 2.181% - 2.22%, 11/01/17 - 2/01/36	23,586,645	24,754,582
FNMA, 2.223% - 2.241%, 6/01/19 - 1/01/36	19,684,704	20,815,960
FNMA, 2.241% - 2.252%, 11/01/20 - 1/01/38	22,604,756	23,904,415
FNMA, 2.252% - 2.284%, 12/01/19 - 2/01/37	22,659,137	23,846,424
FNMA, 2.291%, 3/01/35	14,447,610	15,245,169

Semiannual Report | 47

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Adjustable U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities (continued)		
[a]**Federal National Mortgage Association (FNMA) Adjustable Rate (continued)**		
FNMA, 2.284% - 2.305%, 4/01/19 - 9/01/39	$24,131,435	$ 25,547,806
FNMA, 2.306% - 2.318%, 1/01/32 - 3/01/37	21,193,482	22,437,904
FNMA, 2.319% - 2.325%, 3/01/19 - 4/01/38	14,536,077	15,341,048
FNMA, 2.325% - 2.336%, 6/01/24 - 5/01/38	24,038,129	25,406,857
FNMA, 2.337%, 2/01/36	22,873,140	24,205,323
FNMA, 2.336% - 2.342%, 2/01/18 - 12/01/38	12,825,779	13,508,124
FNMA, 2.343%, 11/01/33	21,684,099	23,015,332
FNMA, 2.342% - 2.35%, 9/01/15 - 4/01/36	23,833,564	25,267,716
FNMA, 2.354%, 10/01/35	14,039,870	14,853,351
FNMA, 2.367%, 8/01/36	12,100,622	12,813,824
FNMA, 2.351% - 2.369%, 9/01/17 - 5/01/38	17,540,756	18,543,900
FNMA, 2.373%, 11/01/34	18,251,771	19,378,669
FNMA, 2.369% - 2.375%, 12/01/18 - 7/01/40	20,903,890	22,182,254
FNMA, 2.383%, 1/01/36	23,907,175	25,399,904
FNMA, 2.375% - 2.386%, 5/01/29 - 4/01/38	22,105,086	23,474,870
FNMA, 2.386% - 2.405%, 11/01/18 - 12/01/36	18,247,990	19,277,592
FNMA, 2.405% - 2.42%, 5/01/28 - 9/01/37	23,533,731	25,009,134
FNMA, 2.42% - 2.44%, 7/01/19 - 11/01/37	23,801,526	25,212,293
FNMA, 2.447%, 10/01/34	13,491,119	14,349,759
FNMA, 2.458%, 2/01/36	23,540,381	25,057,395
FNMA, 2.44% - 2.462%, 7/01/18 - 9/01/39	24,004,531	25,356,162
FNMA, 2.463%, 1/01/38	19,596,454	20,943,300
FNMA, 2.464% - 2.474%, 10/01/17 - 9/01/36	22,750,006	23,791,675
FNMA, 2.474% - 2.481%, 4/01/30 - 7/01/36	22,951,403	24,325,554
FNMA, 2.481% - 2.49%, 2/01/29 - 1/01/37	23,554,915	25,067,110
FNMA, 2.49% - 2.498%, 6/01/28 - 8/01/36	19,045,928	20,236,430
FNMA, 2.501%, 7/01/37	12,773,345	13,590,125
FNMA, 2.509%, 11/01/34	16,320,374	17,399,580
FNMA, 2.499% - 2.52%, 7/01/17 - 4/01/37	23,424,921	24,815,705
FNMA, 2.532%, 11/01/35	13,883,817	14,825,746
FNMA, 2.52% - 2.545%, 10/01/16 - 10/01/37	18,846,409	20,090,369
FNMA, 2.551%, 4/01/35	11,920,526	12,696,297
FNMA, 2.554%, 5/01/39	28,108,153	29,742,388
FNMA, 2.549% - 2.569%, 9/01/16 - 2/01/37	22,445,266	23,784,168
FNMA, 2.573%, 12/01/36	12,716,498	13,520,747
FNMA, 2.585%, 1/01/37	11,942,853	12,736,347
FNMA, 2.586%, 1/01/38	17,282,950	18,387,856
FNMA, 2.569% - 2.59%, 11/01/17 - 5/01/37	22,318,267	23,759,696
FNMA, 2.598%, 12/01/36	26,900,799	28,705,862
FNMA, 2.59% - 2.599%, 8/01/28 - 6/01/38	15,644,288	16,660,211
FNMA, 2.599% - 2.605%, 5/01/19 - 2/01/37	22,832,520	24,389,364
FNMA, 2.608%, 9/01/36	18,601,788	19,890,249
FNMA, 2.608%, 8/01/39	24,472,563	25,994,743
FNMA, 2.605% - 2.612%, 3/01/18 - 2/01/37	21,146,308	22,602,883
FNMA, 2.613% - 2.625%, 4/01/18 - 1/01/38	22,024,035	23,414,472
FNMA, 2.627% - 2.638%, 6/01/20 - 1/01/37	21,758,739	23,210,637
FNMA, 2.66%, 1/01/37	21,563,950	23,083,138
FNMA, 2.639% - 2.661%, 3/01/19 - 12/01/36	23,362,723	24,864,295

48 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Adjustable U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities (continued)		
[a]**Federal National Mortgage Association (FNMA) Adjustable Rate (continued)**		
FNMA, 2.663%, 3/01/35	$30,367,747	$ 32,435,200
FNMA, 2.662% - 2.676%, 10/01/18 - 10/01/36	19,442,085	20,753,027
FNMA, 2.676% - 2.691%, 1/01/32 - 9/01/37	22,758,259	24,288,150
FNMA, 2.693%, 8/01/35	13,449,002	14,374,804
FNMA, 2.692% - 2.702%, 10/01/14 - 4/01/38	23,420,009	24,955,947
FNMA, 2.703% - 2.723%, 7/01/24 - 6/01/36	17,331,412	18,470,272
FNMA, 2.716%, 7/01/46	20,647,143	22,085,742
FNMA, 2.723% - 2.739%, 9/01/30 - 1/01/37	22,972,195	24,560,666
FNMA, 2.745%, 2/01/37	12,959,607	13,899,660
FNMA, 2.74% - 2.752%, 9/01/17 - 11/01/44	22,928,710	24,496,440
FNMA, 2.763%, 11/01/37	30,970,268	33,074,287
FNMA, 2.753% - 2.779%, 4/01/19 - 11/01/38	22,618,553	24,173,340
FNMA, 2.78% - 2.819%, 1/01/18 - 7/01/38	18,842,260	20,163,613
FNMA, 2.825%, 9/01/35	16,087,048	17,190,601
FNMA, 2.825%, 3/01/36	17,891,825	19,094,846
FNMA, 2.822% - 2.845%, 6/01/28 - 8/01/37	18,479,279	19,733,892
FNMA, 2.845%, 5/01/38	14,235,898	15,264,709
FNMA, 2.849% - 2.89%, 6/01/17 - 1/01/45	23,856,675	25,433,256
FNMA, 2.931%, 3/01/35	13,485,255	14,455,107
FNMA, 2.896% - 2.98%, 9/01/18 - 9/01/37	23,958,729	25,463,009
FNMA, 2.982% - 3.043%, 10/01/18 - 5/01/37	16,486,295	17,584,215
FNMA, 3.047% - 3.066%, 7/01/17 - 8/01/37	16,564,806	17,614,659
FNMA, 3.066% - 3.223%, 3/01/16 - 2/01/41	23,876,487	25,354,625
FNMA, 3.223% - 3.575%, 1/01/17 - 11/01/46	23,910,861	25,172,174
FNMA, 3.636% - 4.978%, 2/01/14 - 11/01/39	23,356,729	24,750,861
FNMA, 5.05% - 7.75%, 11/01/13 - 3/01/38	17,353,763	18,548,944
		1,864,275,545
[a]**Government National Mortgage Association (GNMA) Adjustable Rate 0.9%**		
GNMA, 1.625% - 3.00%, 3/20/16 - 4/20/35	21,568,546	22,364,816
Total Mortgage-Backed Securities (Cost $2,457,218,658)		2,512,119,243
Total Investments before Short Term Investments (Cost $2,457,251,726)		2,512,151,680
	Shares	
Short Term Investments (Cost $29,473,915) 1.1%		
Money Market Funds 1.1%		
[b,c]Institutional Fiduciary Trust Money Market Portfolio	29,473,915	29,473,915
Total Investments (Cost $2,486,725,641) 99.4%		2,541,625,595
Other Assets, less Liabilities 0.6%		14,385,644
Net Assets 100.0%		$2,556,011,239

See Abbreviations on page 148.

[†]Rounds to less than 0.1% of net assets.
[a]The coupon rate shown represents the rate at period end.
[b]Non-income producing.
[c]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

50 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 51

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

52 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 53

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited)

Franklin Floating Rate Daily Access Fund	Country	Shares	Value
Common Stocks 0.2%			
Health Care Distributors 0.0%[†]			
[a,b]RoTech Medical Corp.	United States	26,267	$ 33,096
Movies & Entertainment 0.2%			
[a]MGM Holdings Inc., A	United States	198,105	5,410,505
Total Common Stocks (Cost $6,173,225)			5,443,601
		Principal Amount*	
[c,d]**Senior Floating Rate Interests 89.3%**			
Aerospace & Defense 0.7%			
AWAS Finance Luxembourg S.A.R.L., Term Loan, 5.25%, 6/10/16	Ireland	$ 12,853,617	12,966,086
TransDigm Inc., Tranche B2 Term Loan, 4.00%, 2/14/17	United States	2,900,201	2,908,661
			15,874,747
Air Freight & Logistics 0.3%			
Evergreen International Aviation Inc., Term Loan, 11.50%, 6/30/15	United States	8,854,576	7,570,663
Airlines 1.9%			
Delos Aircraft Inc. (ILFC), Loans, 4.75%, 4/12/16	United States	1,700,000	1,711,157
Delta Air Lines Inc.,			
New Term Loan, 5.50%, 4/20/17	United States	15,731,125	15,770,453
Routes' 16 Term Loan, 4.25%, 3/07/16	United States	12,999,105	12,771,620
Flying Fortress Inc. (ILFC), Loans, 5.00%, 6/30/17	United States	11,920,000	11,983,331
			42,236,561
Apparel, Accessories & Luxury Goods 1.3%			
Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	28,494,460	28,152,526
Application Software 0.6%			
CCC Information Services Group Inc., Term Loan B, 5.50%, 11/15/15	United States	2,878,536	2,902,499
Hyland Software Inc., Term-1 Loan, 6.00%, 12/17/16	United States	2,700,000	2,694,384
Lawson Software Inc.,			
Tranche B Term Loan, 6.25%, 4/05/18	United States	2,405,096	2,439,670
Tranche B-1 Term Loan, 5.75%, 9/05/16	United States	2,800,000	2,828,000
Rocket Software Inc., Term Loan, 7.00%, 2/08/18	United States	2,703,225	2,716,741
			13,581,294
Auto Parts & Equipment 6.4%			
Allison Transmission Inc., Term B-1 Loan, 2.74%, 8/07/14	United States	32,677,256	32,646,637
August Luxuk Holding Co.,			
Lux Second Lien, 11.50%, 4/27/19	Luxembourg	3,045,163	3,004,267
Lux Term Loan, 7.25%, 4/27/18	Luxembourg	3,377,738	3,343,184
August U.S. Holding Co. Inc.,			
U.S. Second Lien, 11.50%, 4/27/19	United States	2,344,506	2,313,019
U.S. Term Loan, 7.25%, 4/27/18	United States	3,959,762	3,919,254
Autoparts Holdings Ltd., Second Lien Term Loan, 10.50%, 1/29/18	United States	3,000,000	2,913,750
Federal-Mogul Corp.,			
Term Loan B, 2.178%, 12/27/14	United States	25,367,542	24,607,962
Term Loan C, 2.178%, 12/27/15	United States	6,465,866	6,272,258

54 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d]**Senior Floating Rate Interests (continued)**			
Auto Parts & Equipment (continued)			
[e]Key Safety Systems Inc., Term Loan, 2.489% - 2.49%, 3/10/14	United States	$ 14,025,975	$ 13,523,382
Metaldyne LLC, Term Loan, 5.25%, 5/18/17	United States	8,289,385	8,341,194
Stackpole Powertrain International ULC, Term Loan, 7.50%, 8/02/17	Canada	11,940,000	12,029,550
TI Group Automotive Systems LLC, Term Loan, 6.75%, 3/14/18	United States	15,690,000	15,768,450
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	11,847,868	11,907,107
			140,590,014
Automobile Manufacturers 0.9%			
Chrysler Group LLC, Tranche B Term Loan, 6.00%, 5/24/17	United States	19,953,872	20,355,603
Biotechnology 0.2%			
Alkermes Inc., Term Loan, 6.75%, 9/16/17	United States	3,281,775	3,331,002
Broadcasting 7.9%			
Clear Channel Communications Inc.,			
Tranche A Term Loan, 3.639%, 5/13/14	United States	14,813,203	13,807,535
Tranche B Term Loan, 3.889%, 1/29/16	United States	10,769,531	8,691,905
Tranche C Term Loan, 3.889%, 1/29/16	United States	3,321,687	2,590,916
Cumulus Media Holdings Inc.,			
Second Lien Term Loan, 7.50%, 9/16/19	United States	20,450,000	20,840,084
Term Loan, 5.75%, 9/16/18	United States	17,078,287	17,264,969
Entercom Radio LLC, Term B Loan, 6.25% - 7.25%, 11/23/18	United States	10,531,467	10,649,946
[e]Gray Television Inc., Term Loan B, 3.75%, 12/31/14	United States	26,954,438	26,861,795
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	United States	11,957,941	12,197,100
LIN Television Corp., Tranche B Term Loan, 5.00%, 12/21/18	United States	4,299,225	4,326,095
[f]Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	19,319,314	19,126,121
Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.50%, 5/31/17	United States	13,537,700	13,470,011
Sinclair Television Group Inc., New Tranche B Term Loan, 4.00%, 10/29/16	United States	7,302,189	7,334,136
Univision Communications Inc.,			
Extended First Lien Term Loan, 4.489%, 3/31/17	United States	14,715,784	13,763,864
Initial Term Loan, 2.239%, 9/29/14	United States	2,605,405	2,570,047
			173,494,524
Building Products 0.9%			
Goodman Global Inc.,			
Initial Term Loan, 5.75%, 10/28/16	United States	2,634,647	2,656,287
Second Lien Term Loan, 9.00%, 10/30/17	United States	7,636,364	7,781,936
Nortek Inc., Term Loan, 5.25% - 6.25%, 4/26/17	United States	9,375,436	9,422,313
			19,860,536
Cable & Satellite 1.6%			
Atlantic Broadband Finance LLC, Term Loans, 5.25%, 4/04/19	United States	1,930,000	1,945,280
Bresnan Broadband Holdings LLC, Term Loan B, 4.50%, 12/14/17	United States	9,529,375	9,569,579
CSC Holdings Inc. (Cablevision),			
[e]Incremental Term Loan B-2, 1.989%, 3/29/16	United States	10,476,393	10,460,846
Incremental Term Loan B-3, 1.989%, 3/29/16	United States	1,560,989	1,556,306
Telesat Canada, U.S. Term B Loan, 4.25%, 3/28/19	Canada	11,540,000	11,545,412
			35,077,423

Semiannual Report | 55

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
c,d **Senior Floating Rate Interests (continued)**			
Casinos & Gaming 5.1%			
Caesars Entertainment Operating Co. Inc.,			
Term Loan B-2, 3.239%, 1/28/15	United States	$ 16,950,000	$ 16,125,806
Term Loan B-3, 3.239% - 3.47%, 1/28/15	United States	5,877,929	5,593,014
Term Loan B-4, 9.50%, 10/31/16	United States	20,308,110	20,927,507
CCM Merger Inc. (MotorCity Casino), Term Loan, 6.00%, 3/01/17	United States	6,997,150	6,996,422
e CCM Merger Inc., Term Loan B, 7.00%, 3/01/17	United States	463,881	463,833
Las Vegas Sands LLC,			
Delayed Draw I Term Loan, 1.85%, 5/23/14	United States	3,644,181	3,632,793
e Extended Delayed Draw I Term Loan, 2.85%, 11/23/16	United States	1,667,613	1,645,726
Extended Delayed Draw II Term Loan, 2.85%, 11/23/15	United States	452,916	447,820
e Extended Term Loan B, 2.85%, 11/23/16	United States	10,521,873	10,380,491
Term Loan B, 1.85%, 5/23/14	United States	21,000,404	20,934,777
Pinnacle Entertainment Inc., Series A Incremental Term Loans, 4.00%, 3/19/19	United States	4,920,000	4,933,068
Revel AC Inc., Tranche B Loan, 9.00%, 2/17/17	United States	6,790,000	6,605,699
Tropicana Entertainment Inc., Loans, 7.50%, 3/16/18	United States	13,200,000	13,175,250
			111,862,206
Commercial Printing 0.3%			
Cenveo Corp., Term Loan B, 6.25%, 12/21/16	United States	5,829,032	5,849,946
Commodity Chemicals 1.5%			
Ascend Performance Materials Operations LLC, Term B Facility, 6.75%, 4/10/18	United States	7,330,000	7,262,806
PL Propylene LLC, Tranche B Term Loan, 7.00%, 3/27/17	United States	7,440,000	7,514,400
Trinseo Materials Operating S.C.A., Term Loan, 6.00%, 8/02/17	Luxembourg	14,340,788	13,404,162
Tronox Pigments (Netherlands) BV, Closing Date Term Loan, 4.25%, 2/08/18	Netherlands	5,468,571	5,479,804
			33,661,172
Communications Equipment 0.7%			
Avaya Inc., Term Loan B-1, 3.241%, 10/26/14	United States	13,523,492	13,296,446
Mitel Networks Corp.,			
First Lien Term Loan, 3.716%, 8/16/14	United States	1,466,667	1,447,112
Second Lien Term Loan, 7.493%, 8/16/15	United States	1,112,678	1,073,734
			15,817,292
Computer Storage & Peripherals 0.5%			
Attachmate Corp., Term Loan, 6.50%, 4/27/17	United States	11,561,032	11,561,032
Consumer Electronics 0.3%			
Protection One Inc., Term Loan B, 5.75%, 3/19/19	United States	5,404,444	5,397,554
Consumer Finance 0.1%			
MoneyGram Payment Systems Worldwide Inc., Term Loan, 4.25%, 11/18/17	United States	3,074,786	3,081,514
Data Processing & Outsourced Services 2.1%			
EVERTEC LLC, Term B-1 Loan, 5.25%, 9/30/16	Puerto Rico	5,073,862	5,073,862
Fidelity National Information Services Inc.,			
Term A-2 Loans, 2.491%, 7/18/14	United States	2,674,425	2,677,768
Term B Loan, 4.25%, 7/18/16	United States	615,495	619,342

56 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d] Senior Floating Rate Interests (continued)			
Data Processing & Outsourced Services (continued)			
NAB Holdings LLC, Term Loan, 7.75%, 4/24/18	United States	$ 3,270,000	$ 3,270,000
SunGard Data Systems Inc.,			
Incremental Term B Loan, 3.739%, 2/28/14	United States	14,667,927	14,704,596
Tranche A U.S. Term Loan, 1.989% - 1.991%, 2/28/14	United States	42,353	42,388
Vantiv LLC (Fifth Third Processing), Tranche B Term Loan, 3.75%, 3/27/19	United States	6,339,979	6,339,979
West Corp., Term Loan B-2, 2.614% - 2.859%, 10/24/13	United States	7,545,508	7,553,054
Worldpay U.S. Inc., Facility B2A Loan, 5.25%, 10/13/17	United States	6,910,000	6,906,759
			47,187,748
Distributors 0.5%			
Helm Financial Corp., Term Loan, 6.25%, 6/01/17	United States	5,087,804	5,049,645
U.S. Foods Inc., Term Loan, 2.74%, 7/03/14	United States	5,500,000	5,411,010
			10,460,655
Diversified Chemicals 0.9%			
Ineos US Finance LLC,			
Dollar Term Loan, 7.50%, 4/27/18	United States	12,130,000	12,209,609
Short-Dated Dollar Term Loan, 6.50%, 5/04/15	United States	6,810,000	6,863,207
			19,072,816
Diversified Metals & Mining 0.2%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	4,388,917	4,248,107
Diversified Support Services 1.2%			
ARAMARK Corp.,			
Synthetic L/C, 1.966%, 1/26/14	United States	424,948	423,711
Term Loan B, 2.345%, 1/26/14	United States	5,275,052	5,257,486
Brock Holdings III Inc., Tranche B Term Loan, 6.00% - 6.75%, 3/16/17	United States	5,948,475	5,942,860
Global Cash Access Inc., Term Loan, 7.00%, 3/01/16	United States	3,685,238	3,708,271
KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	United States	6,071,894	6,111,106
Language Line LLC, Tranche B Term Loan, 6.25%, 6/20/16	United States	5,851,961	5,866,591
			27,310,025
Drug Retail 0.2%			
Rite Aid Corp., Tranche 2 Term Loan, 1.99% - 2.00%, 6/04/14	United States	3,731,765	3,685,118
Education Services 1.2%			
Bright Horizons Family Solutions Inc., Tranche B Term Loan, 4.24% - 6.25%, 5/21/15	United States	13,310,092	13,276,817
Laureate Education Inc., Series 2018 Extended Term Loan, 5.25%, 6/16/18	United States	12,928,812	12,781,346
			26,058,163
Electric Utilities 0.4%			
Calpine Corp., Term Loan, 4.50%, 4/01/18	United States	8,682,747	8,703,707
Electronic Equipment & Instruments 0.3%			
Excelitas Technologies Corp., Term B Loan, 4.75%, 11/29/16	United States	6,925,553	6,856,298

Semiannual Report | 57

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
c,d **Senior Floating Rate Interests (continued)**			
Electronic Manufacturing Services 0.7%			
FCI USA,			
Term Loan B1, 3.615%, 11/01/13	United States	$ 1,563,074	$ 1,535,068
Term Loan B5b, 3.615%, 11/01/13	United States	1,563,074	1,535,068
Flextronics International USA Inc.,			
A Closing Date Loan, 2.489% - 2.491%, 10/01/14	United States	1,763,777	1,752,754
A-1-A Delayed Draw Term Loan, 2.489%, 10/01/14	United States	1,997,613	1,985,128
A-1-B Delayed Draw TL, 2.489%, 10/01/14	United States	643,560	639,537
A-2 Delayed Draw Term Loan, 2.489%, 10/01/14	United States	5,010,059	4,978,747
A-3 Delayed Draw Term Loan, 2.491%, 10/01/14	United States	2,995,644	2,976,921
			15,403,223
Environmental & Facilities Services 0.8%			
EnergySolutions LLC, Term Loan B, 6.25%, 8/13/16	United States	14,422,127	14,602,403
EnviroSolutions Real Property Holdings Inc., Second Lien Term Loan, 8.00%, 7/29/14	United States	1,931,415	1,902,444
WCA Waste Corp., Term Loan, 5.50%, 3/23/18	United States	1,850,000	1,859,250
			18,364,097
Food Distributors 0.3%			
Pierre Foods Inc., Incremental Term Loan, 7.00%, 9/30/16	United States	6,171,261	6,205,974
General Merchandise Stores 0.9%			
Dollar General Corp., Tranche B-1 Term Loan, 2.989% - 3.558%, 7/07/14	United States	20,575,000	20,639,194
Health Care Equipment 1.2%			
Carestream Health Inc., Term Loan, 5.00%, 2/25/17	United States	8,930,590	8,729,839
DJO Finance LLC, Tranche B-3 Term Loan, 6.25%, 9/15/17	United States	11,060,000	11,112,535
Kinetic Concepts Inc., Term B-2 Loan, 6.50%, 11/04/16	United States	5,835,375	5,906,497
			25,748,871
Health Care Facilities 3.1%			
Community Health Systems Inc., Term Loan, 2.489% - 2.739%, 7/25/14	United States	24,780,157	24,599,460
HCA Inc., Term Loan B-1, 2.489%, 11/18/13	United States	25,802,410	25,778,233
IASIS Healthcare LLC, Term B Loan, 5.00%, 5/03/18	United States	9,301,484	9,339,276
United Surgical Partners International Inc.,			
Extended Term Loan, 5.25%, 4/03/17	United States	3,979,128	3,994,049
e New Tranche B Term Loan, 7.00%, 4/03/19	United States	2,700,000	2,708,437
Vanguard Health Holding Co. II LLC, Initial Term Loan, 6.75%, 1/29/16	United States	1,705,617	1,718,943
			68,138,398
Health Care Services 1.4%			
Emergency Medical Services Corp., Initial Term Loan, 5.25%, 5/25/18	United States	14,713,666	14,781,791
National Mentor Holdings Inc., Tranche B Term Loan, 7.00%, 2/09/17	United States	11,242,211	11,162,582
Rural/Metro Corp., Term Loan, 5.75%, 6/30/18	United States	5,498,450	5,505,323
			31,449,696

58 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
c,d **Senior Floating Rate Interests (continued)**			
Health Care Supplies 0.4%			
Alere Inc., B Term Loan, 4.75%, 6/30/17	United States	$ 5,581,950	$ 5,583,111
e Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 5.50%, 4/28/15	United States	556,190	556,488
Parent Term Loan, 5.50%, 4/28/15	United States	2,276,267	2,277,487
			8,417,086
Health Care Technology 0.3%			
e Emdeon Inc., Term B-1 Loan, 6.00%, 11/02/18	United States	1,640,000	1,655,990
MedAssets Inc., Term Loan, 5.25%, 11/16/16	United States	5,744,740	5,797,402
			7,453,392
Home Improvement Retail 0.5%			
Harbor Freight Tools USA Inc., Tranche B Term Loan, 7.25%, 12/22/17	United States	10,782,666	10,872,518
Human Resource & Employment Services 0.7%			
Altegrity Inc.,			
e Term Loan B, 2.99%, 2/21/15	United States	13,593,137	13,038,089
Tranche D Term Loan, 7.75%, 2/21/15	United States	3,272,614	3,290,001
			16,328,090
Industrial Conglomerates 0.8%			
Mirion Technologies Inc., Term Loan, 6.25%, 3/30/18	United States	4,950,000	4,937,625
e Schaeffler AG, Facility C2-USD, 6.00%, 2/14/17	Germany	13,460,000	13,544,125
			18,481,750
Industrial Machinery 2.8%			
Colfax Corp., Term B Loan, 4.50%, 9/12/18	United States	9,625,875	9,668,768
Douglas Dynamics LLC, Term Loan, 5.75%, 4/18/18	United States	4,450,878	4,450,878
Husky Injection Molding Systems Ltd., Term Loan, 6.50% - 7.50%, 6/30/18	United States	14,589,750	14,735,648
Mold-Masters (2007) Ltd., U.S. Dollar Term Loan, 4.00%, 10/11/14	Canada	1,063,894	1,059,461
RBS Global Inc. (Rexnord), Term B Loan, 5.00%, 4/01/18	United States	10,857,949	10,973,456
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	11,548,291	11,533,856
e Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/21/16	United States	9,350,796	9,394,689
			61,816,756
Integrated Telecommunication Services 1.0%			
Alaska Communications Systems Holdings Inc., Term Loan B, 5.50%, 10/21/16	United States	4,522,551	4,178,837
Genesys Telecom Holdings U.S. Inc., Term Loan, 6.75%, 1/31/19	United States	7,000,000	7,107,191
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	10,923,749	10,996,577
			22,282,605
Internet Software & Services 0.8%			
SSI Investments II Ltd. (SkillSoft), Term Loan, 6.50%, 5/26/17	United States	17,813,613	17,991,750
Leisure Facilities 1.6%			
24 Hour Fitness Worldwide Inc., Term Loan B, 7.50%, 4/22/16	United States	12,684,216	12,763,391
ClubCorp Club Operations Inc., Term B Loan, 6.00%, 11/30/16	United States	12,195,625	12,269,311
Town Sports International LLC, Initial Term Loan, 7.00%, 5/11/18	United States	9,411,757	9,541,169
			34,573,871

Semiannual Report | 59

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
c,d**Senior Floating Rate Interests (continued)**			
Leisure Products 0.3%			
eDelta 2 (Lux) S.a.r.l (Formula One), Term Loan B, 6.75%, 4/19/17	Luxembourg	$ 6,180,000	$ 6,233,692
Life & Health Insurance 0.4%			
CNO Financial Group Inc., B-1 Loan, 6.25%, 9/30/16	United States	8,759,688	8,830,861
Life Sciences Tools & Services 1.4%			
inVentiv Health Inc., Term Loan B, 6.50%, 8/04/16	United States	18,189,876	17,257,645
Pharmaceutical Product Development Inc., Term Loan B, 6.25%, 12/05/18	United States	6,433,875	6,509,608
Quintiles Transnational Corp., Term B Loan, 5.00%, 6/08/18	United States	7,434,546	7,464,753
			31,232,006
Managed Health Care 0.2%			
MMM Holdings Inc. (AVETA), MMM Term Facility, 8.50%, 4/04/17	Puerto Rico	1,635,000	1,632,957
NAMM Holdings Inc. (AVETA), NAMM Term Facility, 8.50%, 4/04/17	United States	1,635,000	1,632,956
			3,265,913
Metal & Glass Containers 1.3%			
Anchor Glass Container Corp.,			
First Lien Term Loan, 6.00%, 3/02/16	United States	7,896,786	7,906,657
Second Lien Term Loan, 10.00%, 9/02/16	United States	6,050,000	6,065,125
Consolidated Container Co. LLC, Second Lien Term Loan, 5.75%, 9/28/14	United States	16,044,151	15,328,855
			29,300,637
Movies & Entertainment 1.4%			
Cinemark USA Inc., Extended Term Loan, 3.50% - 3.76%, 4/30/16	United States	2,233,333	2,245,617
IMG Worldwide Inc., Tranche B Term Loan, 5.50%, 6/16/16	United States	8,562,768	8,573,471
eMTL Publishing LLC and EMI Group NA Holdings Inc., Term Loan, 6.50%, 3/05/18	United States	10,160,000	10,237,785
Zuffa LLC, Incremental Term Loan, 7.50%, 6/19/15	United States	10,304,793	10,339,139
			31,396,012
Office Services & Supplies 0.1%			
eAcco Brands Corp., Term B Loan, 5.50%, 3/26/19	United States	2,570,000	2,582,048
Oil & Gas Drilling 0.6%			
FTS International LLC (Frac Tech), Term Loan, 6.25%, 5/06/16	United States	12,853,985	12,414,802
Oil & Gas Exploration & Production 1.1%			
eEverest Acquisition LLC, Loans, 7.50%, 4/24/18	United States	8,400,000	8,515,500
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	United States	15,376,336	15,568,540
			24,084,040
Oil & Gas Storage & Transportation 0.1%			
Energy Transfer Equity LP, Loans, 3.75%, 3/23/17	United States	1,380,000	1,365,707
Other Diversified Financial Services 1.3%			
Asurion LLC,			
Second Lien Term Loan, 9.00%, 5/24/19	United States	9,820,000	10,002,898
Term Loan, 5.50%, 5/24/18	United States	13,564,940	13,607,330
MIP Delaware LLC (Mondrian), Initial Term Loan, 5.50%, 7/12/18	United States	4,503,864	4,554,532
			28,164,760

60 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d] **Senior Floating Rate Interests (continued)**			
Packaged Foods & Meats 1.9%			
Dean Foods Co., 2014 Tranche B Term Loan, 1.74%, 4/02/14	United States	$ 6,884,698	$ 6,865,338
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	5,026,500	4,998,226
Dole Food Co. Inc., Tranche B-2 Term Loan, 5.00% - 6.00%, 7/08/18	United States	3,300,063	3,323,265
Pinnacle Foods Finance LLC,			
Initial Term Loan, 2.741% - 2.968%, 4/02/14	United States	6,068,146	6,079,524
Tranche E Term Loan, 4.75%, 10/17/18	United States	14,200,801	14,286,603
Solvest Ltd. (Dole), Tranche C-2 Term Loan, 5.00% - 6.00%, 7/08/18	Bermuda	5,905,384	5,946,905
			41,499,861
Paper Packaging 1.7%			
Exopack LLC, Term B Loan, 6.50%, 5/31/17	United States	12,709,497	12,709,497
Reynolds Group Holdings Inc.,			
Tranche B Term Loan, 6.50%, 2/09/18	United States	12,692,009	12,890,360
Tranche C Term Loan, 6.50%, 8/09/18	United States	11,811,539	11,996,130
			37,595,987
Paper Products 0.6%			
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13	United States	12,169,811	12,359,819
Personal Products 0.7%			
FGI Operating Co. LLC, Term B Loans, 5.50%, 4/19/19	United States	3,740,000	3,764,546
Revlon Consumer Products Corp.,			
Senior Subordinated Term Loan, 8.50%, 10/08/14	United States	5,500,000	5,512,540
Term Loan, 4.75%, 11/19/17	United States	5,579,216	5,590,547
			14,867,633
Pharmaceuticals 1.6%			
Aptalis Pharma Inc. (Axcan),			
Term B-1 Loan, 5.50%, 2/11/17	United States	5,006,107	4,963,870
Term B-2 Loan, 5.50%, 2/11/17	United States	6,600,000	6,522,998
Grifols Inc., U.S. Tranche B Term Loan, 4.50%, 6/01/17	United States	14,552,765	14,560,565
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	1,827,211	1,834,635
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	3,654,422	3,669,269
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	2,512,415	2,522,623
			34,073,960
Photographic Products 0.6%			
Eastman Kodak Co., DIP Term Loan, 8.50%, 7/20/13	United States	2,681,451	2,735,080
Getty Images Inc.,			
Incremental Term B-1 Loan, 4.221%, 11/05/15	United States	4,750,000	4,779,194
Initial Term Loan, 5.25%, 11/05/16	United States	4,963,649	4,996,443
			12,510,717
Property & Casualty Insurance 0.4%			
Affirmative Insurance Holdings Inc., Term Loan, 10.50%, 1/31/14	United States	9,876,585	8,098,800
Publishing 2.3%			
[f] Dex Media East LLC, Term Loan B, 2.97% - 2.99%, 10/24/14	United States	782,910	432,558
[f] Dex Media West LLC, Term Loan B, 7.25%, 10/24/14	United States	8,932,752	5,806,289
[g] Media General Inc., Term Loan, PIK, 3/29/13	United States	11,802,395	11,330,299
Newsday LLC, Floating Rate Term Loan, 6.717%, 8/01/13	United States	5,000,000	5,043,750

Semiannual Report | 61

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
c,d Senior Floating Rate Interests (continued)			
Publishing (continued)			
Postmedia Network Inc., Tranche C Term Loan, 6.25%, 7/13/16	Canada	$ 4,156,814	$ 4,151,618
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	28,462,379	13,412,896
Wenner Media LLC, Term Loan, 1.989%, 10/02/13	United States	11,412,631	11,241,442
			51,418,852
Railroads 0.1%			
RailAmerica Inc., Initial Loan, 4.00%, 3/01/19	United States	2,440,000	2,450,675
Real Estate Services 0.3%			
Brickman Group Holdings Inc., Tranche B Term Loan, 7.25%, 10/14/16	United States	6,495,877	6,573,015
Research & Consulting Services 0.0%†			
Nielsen Finance LLC (VNU Inc.), Class A Dollar Term Loan, 2.241%, 8/09/13	United States	584,564	585,539
Restaurants 0.6%			
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	United States	9,727,898	9,770,419
Wendy's International Inc., Term Loan B, 5.75%, 5/15/19	United States	2,970,000	2,989,180
			12,759,599
Semiconductors 0.4%			
Freescale Semiconductor Inc., Tranche B-1 Term Loan, 4.491%, 12/01/16	United States	8,950,000	8,796,006
Specialized Consumer Services 1.3%			
Advantage Sales & Marketing Inc., Term Loan, 5.25%, 12/18/17	United States	3,880,280	3,882,705
Affinion Group Inc., Tranche B Term Loan, 5.00%, 10/09/16	United States	19,495,161	18,569,141
Weight Watchers International Inc., Term F Loan, 4.00%, 3/15/19	United States	6,700,000	6,713,929
			29,165,775
Specialized Finance 1.0%			
FIG LLC (Fortress Investment Group), Term Loan, 5.75%, 10/07/15	United States	8,076,713	8,117,097
Springleaf Financial Funding Co., Initial Loan, 5.50%, 5/10/17	United States	10,960,000	10,403,780
TransUnion LLC/TransUnion FICO, Term Loan, 5.50%, 2/10/18	United States	4,027,971	4,077,064
			22,597,941
Specialty Chemicals 4.1%			
Chemtura Corp., Term Facility, 5.50%, 8/27/16	United States	3,300,000	3,330,938
Harko CV (OM Group Inc.), Dollar Term Loan B, 5.75%, 8/02/17	Netherlands	5,094,400	5,132,608
Houghton International Inc., B-1 Term Loan, 6.75%, 1/31/16	United States	8,516,553	8,559,135
Momentive Specialty Chemicals BV (Hexion),			
Tranche C-2B Term Loan, 4.25%, 5/03/15	United States	3,668,072	3,654,317
Tranche C-5B Term Loan, 4.25%, 5/03/15	United States	1,143,000	1,120,140
Momentive Specialty Chemicals Inc. (Hexion),			
Tranche C-1B Term Loan, 4.00%, 5/03/15	United States	8,041,665	8,011,509
Tranche C-4B Term Loan, 4.313%, 5/03/15	United States	1,172,618	1,155,029
Norit Holding BV, U.S. Dollar Term Loan, 6.75%, 7/08/17	Netherlands	8,417,422	8,512,117
Potters Holdings II LP,			
First Lien Term Loan, 6.00%, 5/06/17	United States	2,551,002	2,556,315
Second Lien Term Loan, 10.25%, 11/06/17	United States	9,663,664	9,788,489

62 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
c,d Senior Floating Rate Interests (continued)			
Specialty Chemicals (continued)			
Road Infrastructure Investment LLC,			
First Lien Term Loan, 6.25%, 3/30/18	United States	$ 12,600,000	$ 12,631,500
Second Lien Term Loan, 10.25%, 9/30/18	United States	12,600,000	12,663,000
e Sonneborn LLC, Initial US Term Loan, 7.25%, 3/30/18	United States	5,091,500	5,142,415
e Sonneborn Refined Products BV, Initial BV Term Loan, 7.25%, 3/30/18	Netherlands	898,500	907,485
Taminco Global Chemical Corp., Dollar Term Loan, 6.25%, 2/15/19	United States	6,840,000	6,921,225
			90,086,222
Specialty Stores 3.9%			
e 99 Cents Only Stores, Tranche B-1 Loan, 5.25%, 1/15/19	United States	6,340,000	6,367,173
Academy Ltd., Initial Term Loan, 6.00%, 8/03/18	United States	8,009,925	8,100,637
Amscan Holdings Inc., Term Loan B, 6.75%, 12/02/17	United States	11,504,982	11,576,889
Bass Pro Group LLC, Loans, 5.25%, 6/13/17	United States	10,674,656	10,718,689
e BJ's Wholesale Club Inc., Replacement Loans, 5.25%, 9/30/18	United States	11,888,722	11,995,661
Jo-Ann Stores Inc., Initial Loan, 4.75%, 3/18/18	United States	9,124,714	9,124,714
Michael's Stores Inc., Term Loan B-1, 2.75%, 10/31/13	United States	6,000,000	6,013,554
Neiman Marcus Group Inc., Term Loan, 4.75%, 5/16/18	United States	10,770,000	10,794,685
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 4.25%, 3/30/18	United States	3,442,745	3,460,496
Prestige Brands Inc., Term B Loans, 5.25% - 6.25%, 1/26/19	United States	4,687,280	4,724,633
Yankee Candle Co. Inc., Initial Term Loan, 5.25%, 4/02/19	United States	2,960,000	2,985,900
			85,863,031
Systems Software 0.2%			
Vertafore Inc., Term Loan, 5.25%, 7/29/16	United States	4,637,716	4,659,458
Tires & Rubber 1.0%			
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19	United States	22,300,000	21,939,186
Trucking 2.2%			
Avis Budget Car Rental LLC,			
Tranche B Term Loan, 6.25%, 9/22/18	United States	933,605	942,941
Tranche C Term Loan, 4.25%, 3/15/19	United States	8,920,000	8,919,893
Hertz Corp., Credit Linked Deposit, 3.75%, 3/11/18	United States	18,000,000	17,583,750
Swift Transportation Co. LLC, Tranche B-2 Term Loan, 5.00% - 8.75%, 12/15/17	United States	13,908,004	14,055,610
YRCW Receivables LLC, Term B Loan, 11.25%, 9/30/14	United States	6,044,325	5,953,660
			47,455,854
Wireless Telecommunication Services 0.7%			
MetroPCS Wireless Inc., Term Loan B3, 4.00%, 3/17/18	United States	9,639,399	9,567,103
TowerCo Finance LLC, Term Loan, 4.50%, 2/02/17	United States	6,478,951	6,511,346
			16,078,449
Total Senior Floating Rate Interests (Cost $1,953,501,032)			1,965,412,374
Total Investments before Short Term Investments (Cost $1,959,674,257)			1,970,855,975

Semiannual Report | 63

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Shares	Value
Short Term Investments (Cost $257,474,441) 11.7%			
Money Market Funds 11.7%			
[a,h]Institutional Fiduciary Trust Money Market Portfolio	United States	257,474,441	$ 257,474,441
Total Investments (Cost $2,217,148,698) 101.2%			2,228,330,416
Other Assets, less Liabilities (1.2)%			(26,904,810)
Net Assets 100.0%			$2,201,425,606

[†]Rounds to less than 0.1% of net assets.

[a]Non-income producing.

[b]Security has been deemed illiquid because it may not be able to be sold within seven days.

[c]The coupon rate shown represents the rate at period end.

[e]A portion or all of the security purchased on a when-issued and delayed delivery basis. See Note 1(d).

[f]At April 30, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[g]Income may be received in additional securities and/or cash.

Credit Default Swap Contracts

Description	Counterparty[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Contracts to Sell Protection[d]									
Traded Index									
LCDX.NA.18	FBCO	69,300,000	2.50%	6/20/17	$(1,110,740)	$788,302	$ —	$(322,438)	Non Investment Grade
Net Unrealized appreciation (depreciation)						$788,302			

[a]Positions are generally not collateralized if the market value is under $250,000. Collateral requirements may be net of current positions at the individual counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

Counterparty	Collateral Posted (Received)
FBCO	$1,290,000
Total collateral	$1,290,000

[b]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

[c]Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

[d]The fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

See Abbreviations on page 148.

64 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gSee Note 1(g) regarding mortgage dollar rolls.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 65

aFor the period May 15, 2008 (effective date) to October 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.001 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.
hSee Note 1(g) regarding mortgage dollar rolls.

66 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited)

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Corporate Bonds 30.0%			
Automobiles & Components 0.2%			
Ford Motor Credit Co. LLC, senior note, 7.00%, 4/15/15	United States	1,200,000	$ 1,341,002
[a]Hyundai Capital America, senior note, 144A, 4.00%, 6/08/17	South Korea	700,000	723,964
			2,064,966
Banks 4.1%			
[a,b]Banco Bradesco SA/Cayman Islands, senior note, 144A, FRN, 2.598%, 5/16/14	Brazil	3,000,000	3,012,000
Bank of Nova Scotia, senior note, 2.05%, 10/07/15	Canada	2,000,000	2,054,670
Barclays Bank PLC, senior note, 5.20%, 7/10/14	United Kingdom	400,000	423,376
BB&T Corp., senior note, 5.70%, 4/30/14	United States	500,000	546,362
[b]BBVA U.S. Senior SAU, senior note, FRN, 2.623%, 5/16/14	Spain	3,000,000	2,906,640
[a]CIT Group Inc.,			
secured bond, 144A, 7.00%, 5/02/16	United States	500,000	502,500
senior bond, 144A, 7.00%, 5/02/17	United States	1,000,000	1,003,750
[a]Commonwealth Bank of Australia, secured bond, 144A, 2.25%, 3/16/17	Australia	1,000,000	1,012,540
First Horizon National Corp., senior note, 5.375%, 12/15/15	United States	2,000,000	2,133,070
[a]HSBC Bank Brasil SA, senior note, 144A, 4.00%, 5/11/16	Brazil	3,000,000	3,061,155
[a]Nordea Bank AB, senior note, 144A, 2.125%, 1/14/14	Sweden	1,500,000	1,503,727
PNC Funding Corp., senior note, 5.40%, 6/10/14	United States	750,000	818,375
Regions Financial Corp., senior note, 7.75%, 11/10/14	United States	1,000,000	1,102,500
[a]The Royal Bank of Scotland PLC, senior note, 144A, 4.875%, 8/25/14	United Kingdom	3,000,000	3,097,446
[a]Santander US Debt SA, senior note, 144A, 2.991%, 10/07/13	Spain	2,000,000	1,959,186
U.S. Bancorp, 1.375%, 9/13/13	United States	1,500,000	1,516,816
[b]U.S. Bank NA, sub. note, FRN, 3.778%, 4/29/20	United States	3,000,000	3,142,587
[b]Wachovia Corp., sub. note, FRN, 0.837%, 10/15/16	United States	2,000,000	1,862,778
Wells Fargo Bank NA, senior note, 6.00%, 5/23/13	United States	500,000 EUR	696,341
Western Corporate Federal Credit Union, senior note, 1.75%, 11/02/12	United States	2,000,000	2,016,124
			34,371,943
Capital Goods 0.3%			
Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%, 4/15/14	United States	300,000	344,960
John Deere Capital Corp., 5.25%, 10/01/12	United States	250,000	254,957
Raytheon Co., senior note, 1.625%, 10/15/15	United States	2,000,000	2,043,446
			2,643,363
Consumer Durables & Apparel 1.1%			
Centex Corp., senior note,			
5.45%, 8/15/12	United States	1,500,000	1,511,250
6.50%, 5/01/16	United States	1,000,000	1,085,000
[c]D.R. Horton Inc., senior note, 4.75%, 5/15/17	United States	3,000,000	3,076,875
Toll Brothers Finance Corp., senior note, 4.95%, 3/15/14	United States	3,000,000	3,134,994
			8,808,119

Semiannual Report | 67

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)				
Consumer Services 1.3%				
[a,b]Hilton Worldwide Inc., senior bond, 144A, FRN, 5.003%, 11/15/13	United States	7,000,000		$ 7,000,000
MGM Resorts International, senior note, 6.625%, 7/15/15	United States	500,000		522,500
Sheraton Holding Corp., senior bond, 7.375%, 11/15/15	United States	2,000,000		2,310,000
[a]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	200,000		146,500
Yum! Brands Inc., senior note, 4.25%, 9/15/15	United States	750,000		816,088
				10,795,088
Diversified Financials 6.0%				
Ally Financial Inc., senior note, 4.50%, 2/11/14	United States	1,000,000		1,012,500
American Express Credit Corp., senior note, 5.375%, 10/01/14	United States	1,000,000	GBP	1,726,918
Bank of America Corp., senior note,				
[b]FRN, 2.019%, 7/11/14	United States	3,700,000		3,612,676
L, 7.375%, 5/15/14	United States	500,000		542,139
[a]Banque Psa Finance, senior note, 144A, 3.375%, 4/04/14	France	2,000,000		1,997,020
Capital One Financial Corp., senior note, 2.15%, 3/23/15	United States	3,250,000		3,273,345
Citigroup Inc., sub. note, 5.00%, 9/15/14	United States	1,500,000		1,552,101
Credit Suisse AG, 2.20%, 1/14/14	Switzerland	1,500,000		1,517,467
GE Capital Euro Funding, senior note, 4.875%, 3/06/13	United States	5,500,000	EUR	7,516,663
General Electric Capital Corp.,				
5.90%, 5/13/14	United States	500,000		546,017
senior note, 3.35%, 10/17/16	United States	2,000,000		2,117,078
The Goldman Sachs Group Inc., senior note,				
3.625%, 8/01/12	United States	750,000		755,275
3.30%, 5/03/15	United States	1,000,000		1,000,000
Irish Life & Permanent PLC, senior note, 4.00%, 3/10/15	Ireland	2,000,000	EUR	2,310,380
JPMorgan Chase & Co.,				
2.05%, 1/24/14	United States	1,000,000		1,018,476
senior note, 5.25%, 5/08/13	United States	3,250,000	EUR	4,476,798
senior note, 4.375%, 1/30/14	United States	1,400,000	EUR	1,947,253
senior note, 4.75%, 3/01/15	United States	750,000		814,548
Morgan Stanley Dean Witter & Co., 5.30%, 3/01/13	United States	200,000		204,802
Morgan Stanley, senior note,				
3.45%, 11/02/15	United States	2,000,000		1,957,850
[b]FRN, 3.006%, 5/14/13	United States	750,000		750,859
[b]FRN, 0.769%, 1/09/14	United States	1,200,000		1,141,434
[b]FRN, 2.066%, 1/24/14	United States	1,000,000		968,034
[a]Pricoa Global Funding I, 144A, 5.45%, 6/11/14	United States	500,000		538,967
[a]Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	3,000,000		3,044,157
[a]Stone Street Trust, senior note, 144A, 5.902%, 12/15/15	United States	2,000,000		2,017,764
[a]Swedbank Hypotek AB, 144A, 2.375%, 4/05/17	Sweden	1,200,000		1,220,976
				49,581,497
Energy 2.7%				
Anadarko Petroleum Corp., senior note, 5.75%, 6/15/14	United States	1,000,000		1,087,390
[a]BG Energy Capital PLC, senior note, 144A, 2.875%, 10/15/16	United Kingdom	3,500,000		3,678,990

68 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)				
Energy (continued)				
Canadian Natural Resources Ltd., senior note, 1.45%, 11/14/14	Canada	1,500,000		$ 1,521,086
Chesapeake Energy Corp., senior note, 9.50%, 2/15/15	United States	1,800,000		1,971,000
[a]CNPC Overseas Capital Ltd., senior note, 144A, 3.125%, 4/28/16	China	2,000,000		2,067,056
Compagnie Generale de Geophysique-Veritas, senior note, 9.50%, 5/15/16	France	500,000		550,000
ConocoPhillips, 4.75%, 2/01/14	United States	100,000		107,032
Ensco PLC, senior note, 3.25%, 3/15/16	United States	2,000,000		2,102,130
[a]GAZ Capital SA (GAZPROM), loan participation, secured note, 144A, 7.51%, 7/31/13	Russia	100,000		106,605
Kinder Morgan Energy Partners LP, senior note, 3.50%, 3/01/16	United States	2,000,000		2,122,056
Petrohawk Energy Corp., senior note, 10.50%, 8/01/14	United States	500,000		555,625
[a]Phillips 66, senior note, 144A, 1.95%, 3/05/15	United States	2,400,000		2,425,010
Quicksilver Resources Inc., senior note, 8.25%, 8/01/15	United States	500,000		505,000
[a]Schlumberger Norge AS, 144A, 1.95%, 9/14/16	United States	2,500,000		2,554,682
[a]Woodside Finance Ltd., 144A, 4.50%, 11/10/14	Australia	1,000,000		1,066,288
				22,419,950
Food & Staples Retailing 1.0%				
Safeway Inc., senior note, 3.40%, 12/01/16	United States	1,400,000		1,430,328
[a]Tesco PLC, senior note, 144A, 2.00%, 12/05/14	United Kingdom	3,800,000		3,868,590
Wal-Mart Stores Inc., 3.20%, 5/15/14	United States	500,000		527,413
[a]Wm. Wrigley Jr. Co., senior secured note, 144A, 3.05%, 6/28/13	United States	1,500,000		1,521,745
[a]Woolworths Ltd., senior note, 144A, 2.55%, 9/22/15	Australia	1,000,000		1,020,991
				8,369,067
Food, Beverage & Tobacco 1.1%				
Altria Group Inc., 7.75%, 2/06/14	United States	100,000		111,664
Bunge Ltd. Finance Corp., 4.10%, 3/15/16	United States	2,000,000		2,106,540
Corn Products International Inc., senior note, 3.20%, 11/01/15	United States	1,500,000		1,570,658
Lorillard Tobacco Co., senior note, 3.50%, 8/04/16	United States	3,000,000		3,146,103
Philip Morris International Inc., senior note, 3.25%, 3/11/13	United States	1,800,000	CHF	2,030,271
[a,b]Refresco Group BV, senior secured note, 144A, FRN, 5.057%, 5/15/18	Netherlands	300,000	EUR	361,452
				9,326,688
Health Care Equipment & Services 0.3%				
CareFusion Corp., senior note, 5.125%, 8/01/14	United States	750,000		811,032
CHS/Community Health Systems Inc., senior note, 8.875%, 7/15/15	United States	241,000		249,134
Medco Health Solutions Inc., senior note, 2.75%, 9/15/15	United States	1,500,000		1,548,667
				2,608,833
Insurance 1.3%				
American International Group Inc., senior note, 2.875%, 4/16/15	United States	150,000	CHF	165,127
[b]Berkshire Hathaway Inc., senior note, FRN, 1.203%, 8/15/14	United States	5,000,000		5,057,730

Semiannual Report | 69

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Insurance (continued)			
[a]Metropolitan Life Global Funding I,			
144A, 2.875%, 9/17/12	United States	500,000	$ 503,907
senior note, 144A, 2.00%, 1/09/15	United States	5,000,000	5,084,930
senior secured note, 144A, 5.125%, 4/10/13	United States	250,000	260,163
			11,071,857
Materials 2.2%			
[a]Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14	United Kingdom	400,000	458,162
[a]Cemex Finance LLC, senior secured note, 144A, 9.50%, 12/14/16	United States	1,000,000	990,000
The Dow Chemical Co., senior note, 2.50%, 2/15/16	United States	2,000,000	2,069,830
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	300,000	277,500
[a]FMG Resources August 2006 Pty. Ltd., senior note, 144A, 6.00%, 4/01/17	Australia	800,000	810,500
Freeport-McMoRan Copper & Gold Inc., senior note, 1.40%, 2/13/15	United States	1,100,000	1,099,904
[a]Incitec Pivot Ltd., senior note, 144A, 4.00%, 12/07/15	Australia	2,000,000	2,056,580
[a]Ineos Finance PLC, senior secured note, 144A, 9.00%, 5/15/15	United Kingdom	900,000	969,750
[d]NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	500,000	342,500
[a]Reynolds Group Issuer Inc./LLC/SA, senior secured note, 144A, 7.75%, 10/15/16	United States	1,400,000	1,487,500
Rock-Tenn Co., senior secured bond, 5.625%, 3/15/13	United States	1,308,000	1,343,970
RPM International Inc., 6.25%, 12/15/13	United States	4,000,000	4,266,556
[a]Xstrata Finance Canada Ltd., senior note, 144A, 2.85%, 11/10/14	Canada	2,000,000	2,048,658
			18,221,410
Media 1.3%			
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	700,000	792,750
DISH DBS Corp., senior note,			
7.75%, 5/31/15	United States	700,000	791,000
7.125%, 2/01/16	United States	500,000	556,250
Liberty Media Corp., senior note, 5.70%, 5/15/13	United States	5,000,000	5,187,500
The New York Times Co., senior note, 6.625%, 12/15/16	United States	2,000,000	2,097,500
Time Warner Inc., 3.15%, 7/15/15	United States	1,000,000	1,059,309
Viacom Inc., 4.375%, 9/15/14	United States	350,000	377,240
			10,861,549
Pharmaceuticals, Biotechnology & Life Sciences 2.0%			
[a]Aristotle Holding Inc., senior note, 144A, 2.75%, 11/21/14	United States	1,400,000	1,439,817
Celgene Corp., senior note, 2.45%, 10/15/15	United States	2,000,000	2,053,232
Gilead Sciences Inc., senior note, 2.40%, 12/01/14	United States	4,200,000	4,350,671
Life Technologies Corp., senior note, 3.50%, 1/15/16	United States	2,000,000	2,092,512
Sanofi-Aventis SA, senior note, 1.625%, 3/28/14	France	2,000,000	2,040,550
Teva Pharmaceutical Finance II BV/III LLC, senior note, 3.00%, 6/15/15	Netherland Antilles	1,500,000	1,579,413

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Pharmaceuticals, Biotechnology & Life Sciences (continued)			
Teva Pharmaceutical Finance IV LLC, senior note, 1.70%, 11/10/14	Israel	2,000,000	$ 2,034,252
Watson Pharmaceuticals Inc., senior note, 5.00%, 8/15/14	United States	750,000	802,788
			16,393,235
Real Estate 0.2%			
[a] Dexus Property Group, 144A, 7.125%, 10/15/14	Australia	750,000	816,286
Duke Realty LP, senior note, 7.375%, 2/15/15	United States	400,000	444,185
[a] WEA Finance/WT Finance Australia, 144A, 5.75%, 9/02/15	United States	750,000	824,802
			2,085,273
Retailing 0.1%			
[a,b] Edcon Pty. Ltd., senior secured note, 144A, FRN, 4.126%, 6/15/14	South Africa	600,000 EUR	706,233
Semiconductors & Semiconductor Equipment 0.0%[†]			
Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14	United States	200,000	207,250
Software & Services 0.3%			
eBay Inc., senior note, 0.875%, 10/15/13	United States	2,000,000	2,015,550
Oracle Corp., senior note, 3.75%, 7/08/14	United States	500,000	534,777
			2,550,327
Technology Hardware & Equipment 1.2%			
[b] Hewlett-Packard Co., senior note, FRN, 2.024%, 9/19/14	United States	3,000,000	3,042,366
Juniper Networks Inc., senior note, 3.10%, 3/15/16	United States	2,000,000	2,084,398
Telefonica Emisiones SAU, senior note, 4.949%, 1/15/15	Spain	1,500,000	1,505,379
[b] Xerox Corp., senior note, FRN, 1.318%, 5/16/14	United States	3,000,000	2,986,533
			9,618,676
Telecommunication Services 3.0%			
AT&T Inc.,			
4.95%, 1/15/13	United States	700,000	721,674
[e] senior note, Reg S, 4.375%, 3/15/13	United States	5,900,000 EUR	8,049,268
Embarq Corp., senior note, 7.082%, 6/01/16	United States	3,000,000	3,412,164
Frontier Communications Corp., senior note, 7.875%, 4/15/15	United States	1,300,000	1,417,000
Intelsat SA, senior note, 6.50%, 11/01/13	Luxembourg	7,000,000	7,280,000
[a] Telefonica Movil Chile SA, senior note, 144A, 2.875%, 11/09/15	Chile	2,000,000	2,017,970
Verizon Communications Inc., senior note, 1.95%, 3/28/14	United States	2,000,000	2,047,664
			24,945,740
Transportation 0.1%			
[a,d] American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	700,000	644,000
Utilities 0.2%			
Duke Energy Corp., senior note, 6.30%, 2/01/14	United States	750,000	820,108
PG&E Corp., senior note, 5.75%, 4/01/14	United States	500,000	543,974
			1,364,082
Total Corporate Bonds (Cost $243,760,057)			249,659,146

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
[b,f] **Senior Floating Rate Interests 5.7%**			
Automobiles & Components 0.2%			
[c] General Motors Holdings LLC, Revolver, 4.75%, 10/27/15	United States	2,000,000	$ 1,811,250
TI Group Automotive Systems LLC, Term Loan, 6.75%, 3/14/18	United States	133,900	134,569
			1,945,819
Capital Goods 0.4%			
Goodman Global Inc., Initial Term Loan, 5.75%, 10/28/16	United States	255,423	257,521
[c] RBS Global Inc. (Rexnord), Term B Loan, 5.00%, 4/01/18	United States	974,403	984,769
Terex Corp., U.S. Term Loan, 5.50%, 4/28/17	United States	868,408	877,093
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/21/16	United States	356,934	358,610
TransDigm Inc.,			
Tranche B1 Term Loan, 4.00%, 2/14/17	United States	380,018	381,126
Tranche B2 Term Loan, 4.00%, 2/14/17	United States	87,680	87,936
			2,947,055
Commercial & Professional Services 0.4%			
[c] Acco Brands Corp., Term B Loan, 5.50%, 3/26/19	United States	50,600	50,837
ARAMARK Corp.,			
Extended Synthetic L/C, 3.341%, 7/26/16	United States	32,619	32,586
Extended US Term Loan B-3, 3.489% - 3.72%, 7/26/16	United States	57,051	56,993
Synthetic L/C-3, 3.491%, 7/26/16	United States	4,435	4,429
Term Loan B Extended, 3.489%, 7/26/16	United States	495,822	495,323
Interactive Data Corp., Term B Loans, 4.50%, 2/11/18	United States	1,394,847	1,400,775
KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	United States	1,237,350	1,245,341
			3,286,284
Consumer Durables & Apparel 0.1%			
Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	1,001,150	989,136
Consumer Services 0.6%			
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	238,083	239,497
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	United States	1,846,036	1,854,105
[c] DineEquity Inc., Term B-1 Loan, 4.25%, 10/19/17	United States	697,929	700,481
Weight Watchers International Inc., Term F Loan, 4.00%, 3/15/19	United States	1,859,500	1,863,366
Wendy's International Inc., Term Loan B, 5.75%, 5/15/19	United States	242,200	243,764
			4,901,213
Diversified Financials 0.5%			
MoneyGram Payment Systems Worldwide Inc.,			
Term Loan, 4.25%, 11/18/17	United States	1,400,698	1,403,763
Tranche B-1 Loan, 4.25%, 11/18/17	United States	1,104,450	1,106,521
TransUnion LLC/TransUnion FICO, Term Loan, 4.75%, 2/10/18	United States	1,260,628	1,275,992
			3,786,276
Food, Beverage & Tobacco 0.3%			
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	2,123,891	2,111,944
Health Care Equipment & Services 0.7%			
[c] Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 3.489%, 4/28/15	United States	164,475	164,563
Parent Term Loan, 3.489% - 3.72%, 4/28/15	United States	673,133	673,494

72 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
[b,f] **Senior Floating Rate Interests (continued)**			
Health Care Equipment & Services (continued)			
Community Health Systems Inc., Extended Term Loan, 3.97% - 3.989%, 1/25/17	United States	2,059,613	$ 2,038,834
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	386,267	388,102
HCA Inc.,			
Term Loan B-1, 2.489%, 11/18/13	United States	150,000	149,860
Tranche B-2 Term Loan, 3.72%, 3/31/17	United States	1,873,502	1,848,268
Universal Health Services Inc., New Tranche B Term Loan, 3.75% - 5.00%, 11/15/16	United States	775,003	776,940
			6,040,061
Household & Personal Products 0.0%[†]			
FGI Operating Co. LLC, Term B Loans, 5.50%, 4/19/19	United States	100,600	101,260
Materials 0.9%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	841,747	814,741
Ashland Inc., Term B Loan, 3.75%, 8/23/18	United States	61,391	61,563
Ineos US Finance LLC, Dollar Term Loan, 7.50%, 4/27/18	United States	481,300	484,459
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13	United States	695,806	706,670
PL Propylene LLC, Tranche B Term Loan, 7.00%, 3/27/17	United States	467,517	472,192
Reynolds Group Holdings Inc.,			
Tranche B Term Loan, 6.50%, 2/09/18	United States	819,586	832,395
Tranche C Term Loan, 6.50%, 8/09/18	United States	1,186,675	1,205,221
Tronox Pigments (Netherlands) BV, Closing Date Term Loan, 4.25%, 2/08/18	Netherlands	236,604	237,089
Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	United States	2,672,521	2,675,872
			7,490,202
Media 0.6%			
Cinemark USA Inc., Extended Term Loan, 3.50% - 3.76%, 4/30/16	United States	489,578	492,270
CSC Holdings Inc. (Cablevision),			
[c]Incremental Term Loan B-2, 1.989%, 3/29/16	United States	515,042	514,278
Incremental Term Loan B-3, 1.989%, 3/29/16	United States	231,457	230,763
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	406,019	191,337
Regal Cinemas Corp., Term Loan, 3.239% - 3.47%, 8/23/17	United States	658,036	658,721
Sinclair Television Group Inc., New Tranche B Term Loan, 4.00%, 10/29/16	United States	416,960	418,784
Telesat Canada, U.S. Term B Loan, 4.25%, 3/28/19	Canada	681,535	681,855
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	361,664	363,788
UPC Financing Partnership,			
[c]Term Loan T, 3.741%, 12/31/16	Netherlands	642,669	641,866
Term Loan X, 3.741%, 12/31/17	Netherlands	468,329	465,988
			4,659,650
Pharmaceuticals, Biotechnology & Life Sciences 0.2%			
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	351,687	353,116
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	703,374	706,232
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	483,570	485,534
			1,544,882

Semiannual Report | 73

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*		Value
[b,f] **Senior Floating Rate Interests (continued)**				
Retailing 0.3%				
BJ's Wholesale Club Inc., Replacement Loans, 5.25%, 9/30/18	United States	2,448,284		$ 2,470,306
Software & Services 0.1%				
Fidelity National Information Services Inc.,				
Term A-2 Loans, 2.491%, 7/18/14	United States	63,658		63,738
Term B Loan, 4.25%, 7/18/16	United States	14,307		14,396
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.864% - 4.148%, 2/28/16	United States	756,549		759,150
				837,284
Technology Hardware & Equipment 0.0%[†]				
Flextronics International USA Inc.,				
A Closing Date Loan, 2.489% - 2.491%, 10/01/14	United States	39,293		39,047
A-1-A Delayed Draw Term Loan, 2.489%, 10/01/14	United States	11,291		11,220
A-1-B Delayed Draw TL, 2.489%, 10/01/14	United States	52,479		52,151
A-2 Delayed Draw Term Loan, 2.489%, 10/01/14	United States	177,583		176,474
A-3 Delayed Draw Term Loan, 2.491%, 10/01/14	United States	128,839		128,034
				406,926
Telecommunication Services 0.3%				
[c] Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	2,248,386		2,263,376
SBA Senior Finance II LLC, Term Loan, 3.75%, 6/30/18	United States	445,490		445,768
				2,709,144
Transportation 0.1%				
Avis Budget Car Rental LLC, Tranche C Term Loan, 4.25%, 3/15/19	United States	413,042		413,037
Hertz Corp.,				
Credit Linked Deposit, 3.75%, 3/11/18	United States	145,400		142,038
Tranche B Term Loan, 3.75%, 3/11/18	United States	316,800		316,833
				871,908
Total Senior Floating Rate Interests (Cost $46,881,386)				47,099,350
Foreign Government and Agency Securities 10.7%				
[b,g] Government of Argentina, senior bond, FRN, 0.785%, 8/03/12	Argentina	30,000		3,646
Government of Australia, senior bond, 6.50%, 5/15/13	Australia	785,000	AUD	845,504
Government of Hungary, 6.75%, 7/28/14	Hungary	300,000	EUR	396,207
Government of Indonesia,				
FR20, 14.275%, 12/15/13	Indonesia	12,309,000,000	IDR	1,547,990
FR36, 11.50%, 9/15/19	Indonesia	165,000,000	IDR	24,085
FR49, 9.00%, 9/15/13	Indonesia	1,970,000,000	IDR	227,888
FR51, 11.25%, 5/15/14	Indonesia	17,100,000,000	IDR	2,105,773
Government of Ireland,				
5.00%, 4/18/13	Ireland	113,000	EUR	151,115
4.00%, 1/15/14	Ireland	189,000	EUR	247,183
4.60%, 4/18/16	Ireland	2,559,000	EUR	3,316,982

74 | Semiannual Report

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*		Value
Foreign Government and Agency Securities (continued)				
Government of Israel,				
5.00%, 3/31/13	Israel	338,000	ILS	$ 91,628
3.50%, 9/30/13	Israel	939,000	ILS	252,127
Government of Korea, senior note, 5.75%, 4/16/14	South Korea	210,000		227,111
Government of Malaysia, senior bond,				
3.718%, 6/15/12	Malaysia	3,368,000	MYR	1,114,080
2.509%, 8/27/12	Malaysia	5,220,000	MYR	1,722,414
3.702%, 2/25/13	Malaysia	12,344,000	MYR	4,101,966
3.70%, 5/15/13	Malaysia	600,000	MYR	199,658
[c]3.21%, 5/31/13	Malaysia	6,745,000	MYR	2,233,497
[c]3.461%, 7/31/13	Malaysia	2,125,000	MYR	705,914
8.00%, 10/30/13	Malaysia	20,000	MYR	7,084
[c]5.094%, 4/30/14	Malaysia	515,000	MYR	176,794
Government of Mexico,				
9.00%, 6/20/13	Mexico	150,000[h]	MXN	1,207,840
8.00%, 12/19/13	Mexico	38,350[h]	MXN	310,287
M, 7.00%, 6/19/14	Mexico	706,500[h]	MXN	5,687,055
MI, 9.50%, 12/18/14	Mexico	181,300[h]	MXN	1,555,743
Government of Poland,				
5.25%, 4/25/13	Poland	745,000	PLN	237,607
5.00%, 10/24/13	Poland	3,730,000	PLN	1,188,386
5.75%, 4/25/14	Poland	10,050,000	PLN	3,252,957
5.50%, 4/25/15	Poland	945,000	PLN	306,167
6.25%, 10/24/15	Poland	1,055,000	PLN	350,813
Strip, 1/25/13	Poland	3,800,000	PLN	1,165,849
Strip, 7/25/13	Poland	18,490,000	PLN	5,548,437
Strip, 1/25/14	Poland	2,055,000	PLN	602,472
Government of Sri Lanka,				
A, 8.50%, 1/15/13	Sri Lanka	3,400,000	LKR	25,646
A, 13.50%, 2/01/13	Sri Lanka	3,900,000	LKR	30,423
A, 7.50%, 8/01/13	Sri Lanka	3,400,000	LKR	24,890
A, 7.00%, 3/01/14	Sri Lanka	470,000	LKR	3,316
A, 11.25%, 7/15/14	Sri Lanka	11,700,000	LKR	88,175
A, 11.75%, 3/15/15	Sri Lanka	80,000	LKR	607
A, 6.50%, 7/15/15	Sri Lanka	2,060,000	LKR	13,431
A, 11.00%, 8/01/15	Sri Lanka	13,400,000	LKR	98,818
A, 6.40%, 8/01/16	Sri Lanka	1,500,000	LKR	9,214
B, 6.60%, 6/01/14	Sri Lanka	500,000	LKR	3,455
Government of Sweden,				
5.50%, 10/08/12	Sweden	68,160,000	SEK	10,319,478
1.50%, 8/30/13	Sweden	19,400,000	SEK	2,909,856
Government of the Philippines,				
senior bond, 5.25%, 1/07/13	Philippines	9,270,000	PHP	223,328
senior bond, 8.75%, 3/03/13	Philippines	21,500,000	PHP	531,135
senior bond, R3-7, 5.25%, 9/24/12	Philippines	3,660,000	PHP	87,646
senior note, 6.25%, 1/27/14	Philippines	9,200,000	PHP	228,525
Government of Venezuela, 10.75%, 9/19/13	Venezuela	35,000		36,864

Semiannual Report | 75

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Foreign Government and Agency Securities (continued)			
Korea Treasury Bond, senior bond,			
4.00%, 6/10/12	South Korea	7,450,000,000 KRW	$ 6,596,155
4.25%, 12/10/12	South Korea	4,445,000,000 KRW	3,952,000
3.75%, 6/10/13	South Korea	1,365,000,000 KRW	1,211,904
[c]3.00%, 12/10/13	South Korea	5,243,000,000 KRW	4,607,353
[a]Korean National Oil Corp., senior note, 144A, 2.875%, 11/09/15	South Korea	2,000,000	2,026,180
New South Wales Treasury Corp.,			
6.00%, 5/01/12	Australia	2,260,000 AUD	2,355,372
5.25%, 5/01/13	Australia	215,000 AUD	227,981
5.50%, 8/01/13	Australia	4,300,000 AUD	4,585,085
Nota Do Tesouro Nacional,			
10.00%, 1/01/13	Brazil	700[i] BRL	370,798
[j]Index Linked, 6.00%, 8/15/16	Brazil	789[i] BRL	951,170
[j]Index Linked, 6.00%, 5/15/17	Brazil	150[i] BRL	182,388
[j]Index Linked, 6.00%, 8/15/18	Brazil	750[i] BRL	922,296
Queensland Treasury Corp., senior note, 6.00%, 8/21/13	Australia	910,000 AUD	975,203
[a,b]Societe Financement de l'Economie Francaise, senior bond, 144A, FRN, 0.667%, 7/16/12	France	1,000,000	999,577
Western Australia Treasury Corp.,			
5.50%, 7/17/12	Australia	2,655,000 AUD	2,776,452
8.00%, 6/15/13	Australia	470,000 AUD	513,285
Total Foreign Government and Agency Securities (Cost $87,698,458)			89,000,265
U.S. Government and Agency Securities 26.0%			
Bank of America Corp., FDIC Guaranteed, 2.375%, 6/22/12	United States	1,500,000	1,504,554
Citigroup Funding Inc., FDIC Guaranteed, 1.875%, 10/22/12	United States	3,000,000	3,023,751
FHLB, 5.75%, 5/15/12	United States	600,000	601,314
FHLMC,			
5.125%, 7/15/12	United States	1,000,000	1,010,503
5.50%, 8/20/12	United States	1,200,000	1,219,554
GMAC Inc., FDIC Guaranteed, 1.75%, 10/30/12	United States	3,000,000	3,023,952
U.S. Treasury Bond, 11.25%, 2/15/15	United States	3,000,000	3,903,048
U.S. Treasury Note,			
1.125%, 6/15/13	United States	14,000,000	14,142,184
1.00%, 7/15/13	United States	7,000,000	7,065,352
4.25%, 8/15/13	United States	7,000,000	7,362,852
3.125%, 8/31/13	United States	9,000,000	9,345,942
2.75%, 10/31/13	United States	23,700,000	24,587,826
4.25%, 11/15/13	United States	17,000,000	18,044,582
2.00%, 11/30/13	United States	8,000,000	8,221,248
4.00%, 2/15/14	United States	15,500,000	16,533,540
4.75%, 5/15/14	United States	16,000,000	17,451,248
2.25%, 5/31/14	United States	12,900,000	13,426,075
2.625%, 7/31/14	United States	22,000,000	23,144,682
4.25%, 8/15/14	United States	6,000,000	6,537,660

76 | Semiannual Report

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Statement of Investments, April 30, 2012 (unaudited) (continued)

Semiannual Report | 77

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)			
Banks (continued)			
LB-UBS Commercial Mortgage Trust, 2006-C1, A4, 5.156%, 2/15/31	United States	1,500,000	$ 1,676,813
[b]Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 0.974%, 1/25/35	United States	900,000	730,075
Wachovia Bank Commercial Mortgage Trust,			
2006-C28, AJ, 5.632%, 10/15/48	United States	1,300,000	839,451
[a,b]2007-WHL8, A1, 144A, FRN, 0.32%, 6/15/20	United States	1,849,480	1,716,308
[b]Wells Fargo Mortgage Backed Securities Trust, 2004-W, A9, FRN, 2.762%, 11/25/34	United States	418,013	418,921
			41,681,888
Diversified Financials 2.9%			
[b]American Express Credit Account Master Trust, 2009-1, A, FRN, 1.59%, 12/15/14	United States	2,500,000	2,501,352
[b]Bank of America Credit Card Trust, 2008-A7, A7, FRN, 0.94%, 12/15/14	United States	2,000,000	2,002,866
[b]Bear Stearns Alt-A Trust, 2004-13, A2, FRN, 1.119%, 11/25/34	United States	278,194	213,896
[b]Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2, FRN, 0.739%, 2/25/35	United States	26,505	23,262
[b]Chase Issuance Trust, 2007-A9, A9, FRN, 0.27%, 6/16/14	United States	500,000	500,026
Countrywide Home Loans, 2004-J8, 3A3, 5.50%, 12/25/34	United States	52,107	52,407
[b]Discover Card Master Trust,			
2009-A1, A1, FRN, 1.54%, 12/15/14	United States	2,500,000	2,504,025
2009-A2, A, FRN, 1.54%, 2/17/15	United States	2,500,000	2,509,292
[b]GE Capital Credit Card Master Note Trust, 2007-4, A, FRN, 0.29%, 6/15/15	United States	2,500,000	2,500,066
[a,b]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.947%, 11/01/17	Cayman Islands	2,000,000	1,695,430
GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	United States	1,615,000	1,133,530
Green Tree Financial Corp.,			
1999-1, A6, 6.37%, 7/01/25	United States	689,093	691,944
1999-3, A7, 6.74%, 2/01/31	United States	2,033,621	2,027,201
[a,b]Permanent Master Issuer PLC, 144A, FRN, 1.867%, 7/15/42	United Kingdom	3,030,000	3,047,695
[b]PHHMC Mortgage Pass Through Certificates, 2005-3, A4, FRN, 5.422%, 6/18/35	United States	1,276,147	1,289,830
[a,b]Veritas CLO Ltd., 2006-2A, A2, 144A, FRN, 0.799%, 7/11/21	Cayman Islands	2,000,000	1,741,800
			24,434,622
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $66,117,020)			66,116,510
Mortgage-Backed Securities 10.8%			
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 1.3%			
FHLMC, 2.483%, 12/01/34	United States	31,035	33,000
FHLMC, 2.509%, 11/01/35	United States	647,518	689,626

78 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Mortgage-Backed Securities (continued)			
[b] **Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)**			
FHLMC, 2.517%, 6/01/35	United States	919,091	$ 980,980
FHLMC, 2.643%, 10/01/32	United States	104,883	111,809
FHLMC, 2.689%, 10/01/36	United States	2,716,275	2,902,739
FHLMC, 2.70%, 7/01/35	United States	106,538	107,546
FHLMC, 2.711%, 10/01/33	United States	41,050	43,922
FHLMC, 2.883%, 6/01/37	United States	5,274,542	5,644,267
			10,513,889
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.3%			
FHLMC Gold 15 Year, 5.00%, 10/01/23	United States	894,026	963,648
FHLMC Gold 15 Year, 6.00%, 6/01/23	United States	234,001	253,700
FHLMC Gold 30 Year, 5.00%, 1/01/39	United States	1,385,182	1,498,026
			2,715,374
[b] **Federal National Mortgage Association (FNMA) Adjustable Rate 6.2%**			
FNMA, 1.732%, 6/01/34	United States	17,959	18,461
FNMA, 1.74%, 5/01/33	United States	13,630	13,761
FNMA, 1.805%, 3/01/33	United States	42,272	43,555
FNMA, 2.00%, 4/01/33	United States	10,963	11,578
FNMA, 2.02%, 4/01/35	United States	20,816	21,037
FNMA, 2.126%, 1/01/35	United States	892,027	933,891
FNMA, 2.138%, 8/01/34	United States	3,542	3,568
FNMA, 2.139%, 11/01/32	United States	170,432	172,356
FNMA, 2.206%, 7/01/34	United States	39,455	41,653
FNMA, 2.22%, 7/01/35	United States	206,039	213,777
FNMA, 2.262%, 9/01/35	United States	412,673	433,976
FNMA, 2.273%, 4/01/34	United States	6,890	6,961
FNMA, 2.293%, 8/01/34	United States	71,105	75,475
FNMA, 2.30%, 12/01/34	United States	3,335	3,518
FNMA, 2.308%, 2/01/35	United States	10,956	11,634
FNMA, 2.328%, 11/01/32	United States	141,329	149,793
FNMA, 2.337%, 2/01/36	United States	5,403,706	5,718,430
FNMA, 2.343%, 11/01/33	United States	1,006,595	1,068,392
FNMA, 2.356%, 11/01/36	United States	113,995	121,241
FNMA, 2.42%, 9/01/34	United States	437,135	464,625
FNMA, 2.438%, 1/01/35	United States	911,295	964,799
FNMA, 2.477%, 5/01/34	United States	605,183	641,665
FNMA, 2.488%, 5/01/34	United States	718,808	763,816
FNMA, 2.501%, 3/01/35	United States	44,660	47,286
FNMA, 2.523%, 1/01/37	United States	754,012	805,366
FNMA, 2.595%, 11/01/36	United States	5,400,616	5,769,720
FNMA, 2.599%, 6/01/35	United States	670,795	710,296
FNMA, 2.615%, 1/01/33	United States	9,636	10,276
FNMA, 2.663%, 3/01/35	United States	1,200,630	1,282,370
FNMA, 2.665%, 3/01/34	United States	24,151	24,989
FNMA, 2.668%, 1/01/35	United States	454,046	484,311
FNMA, 2.676%, 6/01/35	United States	1,053,513	1,125,221

Semiannual Report | 79

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Mortgage-Backed Securities (continued)			
[b]**Federal National Mortgage Association (FNMA) Adjustable Rate (continued)**			
FNMA, 2.677%, 2/01/34	United States	25,998	$ 27,773
FNMA, 2.699%, 9/01/35	United States	7,931,247	8,474,316
FNMA, 2.728%, 3/01/34	United States	481,314	514,512
FNMA, 2.73%, 5/01/36	United States	789,761	845,864
FNMA, 2.84%, 1/01/35	United States	23,225	24,835
FNMA, 2.871%, 4/01/36	United States	16,425,248	17,572,097
FNMA, 2.911%, 2/01/36	United States	1,601,783	1,712,772
FNMA, 2.976%, 11/01/32	United States	45,043	45,551
FNMA, 3.01%, 4/01/33	United States	78,968	83,929
FNMA, 4.103%, 8/01/33	United States	82,336	88,117
			51,547,563
Federal National Mortgage Association (FNMA) Fixed Rate 3.0%			
FNMA 15 Year, 4.00%, 12/01/25	United States	9,206,034	9,799,440
FNMA 15 Year, 4.50%, 5/01/16 - 6/01/25	United States	13,687,119	14,901,681
FNMA 30 Year, 5.00%, 3/01/38	United States	355,530	386,382
FNMA 30 Year, 9.00%, 12/01/20	United States	18	18
			25,087,521
[b]**Government National Mortgage Association (GNMA) Adjustable Rate 0.0%**[†]			
GNMA, 1.625%, 8/20/26 - 9/20/26	United States	30,685	31,780
GNMA, 2.375%, 4/20/26	United States	20,849	21,632
			53,412
Total Mortgage-Backed Securities (Cost $87,926,923)			89,917,759
Municipal Bonds 2.5%			
[b]California State Judgment Trust COP, FRN, 1.671%, 6/01/15	United States	2,000,000	1,896,560
California State Public Works Board Lease Revenue, Various Capital Projects, Series E, 3.183%, 12/01/14	United States	3,035,000	3,128,599
[b]Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, Monthly FRN, 1.02%, 10/15/12	United States	3,000,000	2,999,400
Illinois State GO,			
4.026%, 3/01/14	United States	2,000,000	2,090,720
Build America Bonds, 4.55%, 7/01/14	United States	1,000,000	1,054,950
New Jersey EDA Revenue, School Facilities, Refunding, 3.102%, 9/01/13	United States	3,000,000	3,097,080
Puerto Rico Commonwealth Government Development Bank Revenue, senior note, Series A, 3.448%, 2/01/15	United States	3,000,000	3,060,660
Riverside County RDA Tax Allocation, Housing, Series A-T,			
5.00%, 10/01/14	United States	1,030,000	1,061,065
6.00%, 10/01/15	United States	1,075,000	1,136,899
6.25%, 10/01/16	United States	1,140,000	1,220,370
Total Municipal Bonds (Cost $20,115,138)			20,746,303
Total Investments before Short Term Investments (Cost $768,780,783)			779,045,422

80 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*		Value
Short Term Investments 6.3%				
Foreign Government and Agency Securities 2.1%				
[l]Australia Treasury Bill, 8/10/12	Australia	560,000	AUD	$ 578,286
[c,l]Bank of Negara Monetary Note, 5/17/12 - 2/26/13	Malaysia	11,648,000	MYR	3,794,406
Government of Singapore, senior bond, 2.50%, 10/01/12	Singapore	4,300,000	SGD	3,507,226
[l]Israel Treasury Bill, 5/02/12	Israel	260,000	ILS	69,049
[l]Malaysia Treasury Bill, 7/27/12	Malaysia	10,000	MYR	3,285
[l]Norway Treasury Bill, 6/20/12	Norway	17,300,000	NOK	3,017,556
[l]Philippine Treasury Bills, 7/11/12 - 5/02/13	Philippines	13,530,000	PHP	316,551
[l]Singapore Treasury Bills, 11/01/12 - 5/02/13	Singapore	2,150,000	SGD	1,734,805
[l]Sri Lanka Treasury Bills, 7/06/12 - 9/28/12	Sri Lanka	1,160,000	LKR	8,639
United Kingdom Treasury Note, 5.25%, 6/07/12	United Kingdom	2,818,000	GBP	4,596,450
Total Foreign Government and Agency Securities (Cost $17,398,963)				17,626,253
Total Investments before Money Market Funds (Cost $786,179,746)				796,671,675
		Shares		
Money Market Funds (Cost $34,619,429) 4.2%				
[m,n]Institutional Fiduciary Trust Money Market Portfolio	United States	34,619,429		34,619,429
Total Investments (Cost $820,799,175) 99.9%				831,291,104
Other Assets, less Liabilities 0.1%				1,223,232
Net Assets 100.0%				$832,514,336

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30,
2012, the aggregate value of these securities was $92,594,417, representing 11.12% of net assets.
bThe coupon rate shown represents the rate at period end.
cA portion or all of the security purchased on a when-issued or delayed delivery basis. See Note 1(d).
dSee Note 8 regarding defaulted securities.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2012, the value of this security was $8,049,268, representing
0.97% of net assets.
fSee Note 1(g) regarding senior floating rate interests.
gThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
hPrincipal amount is stated in 100 Mexican Peso Units.
iPrincipal amount is stated in 1,000 Brazilian Real Units.
jRedemption price at maturity is adjusted for inflation. See Note 1(i).
kPrincipal amount of security is adjusted for inflation. See Note 1(i).
lThe security is traded on a discount basis with no stated coupon rate.
mNon-income producing.
nSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | 81

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund

Financial Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury 2 Year Note	Long	337	$74,324,297	6/29/12	$83,407	$ —
U.S. Treasury 10 Year Note	Short	96	12,699,000	6/20/12	—	(91,740)
Unrealized appreciation (depreciation)					83,407	(91,740)
Net unrealized appreciation (depreciation)						$ (8,333)

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	JPHQ	Buy	60,155,900	$1,279,913	5/04/12	$ —	$ (138,749)
Euro	DBAB	Sell	26,250	34,950	5/08/12	194	—
Euro	DBAB	Sell	200,000	281,492	5/10/12	16,681	—
Euro	DBAB	Buy	1,163,000	1,555,067	5/16/12	—	(15,156)
Euro	DBAB	Buy	377,000	498,677	5/16/12	503	—
Euro	DBAB	Sell	1,856,000	2,603,597	5/16/12	146,095	—
Japanese Yen	MSCO	Sell	211,800,000	2,637,034	5/17/12	—	(16,680)
Singapore Dollar	MSCO	Buy	2,682,949	2,164,000	5/18/12	4,076	—
Euro	DBAB	Sell	174,375	223,549	5/23/12	—	(7,345)
Euro	DBAB	Buy	700,000	932,820	5/25/12	—	(5,927)
Euro	DBAB	Sell	1,881,324	2,613,536	5/25/12	122,413	—
Indian Rupee	DBAB	Buy	1,843,000	38,621	6/01/12	—	(3,886)
Indian Rupee	HSBC	Buy	2,130,000	45,118	6/04/12	—	(4,998)
Euro	DBAB	Sell	715,423	1,021,939	6/06/12	74,568	—
Indian Rupee	DBAB	Buy	1,358,000	28,638	6/07/12	—	(3,075)
Euro	DBAB	Sell	1,680,000	2,424,492	6/08/12	199,792	—
Indian Rupee	HSBC	Buy	362,000	7,687	6/08/12	—	(875)
Euro	DBAB	Sell	565,000	818,499	6/11/12	70,298	—
Indian Rupee	DBAB	Buy	368,000	7,812	6/11/12	—	(890)
Indian Rupee	HSBC	Buy	910,000	19,321	6/13/12	—	(2,213)
Indian Rupee	DBAB	Buy	920,000	19,487	6/18/12	—	(2,210)
Indian Rupee	DBAB	Buy	838,000	17,683	6/20/12	—	(1,952)
Chilean Peso	DBAB	Buy	371,700,000	700,000	6/27/12	60,583	—
Euro	DBAB	Sell	1,534,000	2,003,880	6/27/12	—	(27,701)
Indonesian Rupiah	JPHQ	Buy	5,835,300,000	646,714	7/02/12	—	(15,842)
Euro	DBAB	Sell	1,455,100	2,080,211	7/05/12	153,005	—
Euro	DBAB	Sell	163,358	231,315	7/09/12	14,948	—
Euro	BZWS	Sell	1,953,780	2,768,897	8/01/12	180,608	—
Euro	CITI	Sell	35,024	49,172	8/08/12	2,770	—
Euro	CITI	Sell	4,238	5,963	8/09/12	348	—
Euro	DBAB	Sell	1,970,000	2,798,168	8/13/12	188,036	—

82 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	MSCO	Sell	180,000	$ 254,881	8/15/12	$ 16,386	$ —
Euro	DBAB	Sell	231,000	328,664	8/16/12	22,593	—
Euro	DBAB	Sell	59,600	85,378	8/20/12	6,405	—
Euro	DBAB	Sell	298,775	427,801	8/23/12	31,897	—
Euro	BZWS	Sell	12,954	18,584	8/24/12	1,418	—
Euro	BZWS	Sell	2,400	3,451	8/27/12	271	—
Euro	BZWS	Sell	15,642	22,503	8/27/12	1,775	—
Euro	MSCO	Sell	121,183	174,642	8/27/12	14,056	—
Malaysian Ringgit	JPHQ	Buy	90,000	30,093	8/27/12	—	(579)
Euro	DBAB	Sell	35,141	50,308	8/29/12	3,740	—
Euro	JPHQ	Sell	29,904	42,997	8/29/12	3,369	—
Euro	DBAB	Sell	4,790,000	6,883,230	8/30/12	535,543	—
Philippine Peso	JPHQ	Buy	94,860,000	2,243,720	9/04/12	—	(14,727)
Euro	DBAB	Sell	95,000	135,223	9/06/12	9,319	—
Euro	BZWS	Sell	23,345	32,636	9/12/12	1,695	—
Euro	BZWS	Sell	115,098	157,434	9/14/12	4,881	—
Euro	BZWS	Sell	66,188	90,724	9/17/12	2,994	—
Euro	BZWS	Sell	24,226	33,582	9/19/12	1,471	—
Singapore Dollar	JPHQ	Buy	614,000	484,801	9/19/12	11,802	—
Euro	BZWS	Sell	16,837	22,907	9/24/12	588	—
British Pound	DBAB	Sell	53,750	84,710	10/01/12	—	(2,447)
British Pound	DBAB	Sell	53,750	83,786	10/04/12	—	(3,370)
Philippine Peso	DBAB	Buy	2,962,000	68,014	10/04/12	1,448	—
Philippine Peso	HSBC	Buy	2,376,000	53,901	10/04/12	1,819	—
Philippine Peso	DBAB	Buy	3,542,000	81,332	10/05/12	1,726	—
Philippine Peso	HSBC	Buy	3,543,000	79,867	10/05/12	3,213	—
Indian Rupee	DBAB	Buy	37,626,250	739,873	10/09/12	—	(48,265)
Philippine Peso	DBAB	Buy	2,908,000	66,812	10/09/12	1,360	—
Philippine Peso	JPHQ	Buy	936,000	21,458	10/09/12	485	—
Philippine Peso	DBAB	Buy	2,327,000	53,457	10/11/12	1,087	—
Philippine Peso	HSBC	Buy	3,495,000	80,361	10/11/12	1,561	—
Philippine Peso	JPHQ	Buy	1,160,000	26,593	10/11/12	597	—
Philippine Peso	DBAB	Buy	693,000	15,876	10/12/12	367	—
Philippine Peso	JPHQ	Buy	2,582,000	59,226	10/15/12	1,280	—
Philippine Peso	HSBC	Buy	1,155,000	26,470	10/15/12	596	—
Euro	HSBC	Sell	6,000	8,240	10/17/12	284	—
Japanese Yen	DBAB	Sell	59,567,300	789,284	10/29/12	41,305	—
Euro	DBAB	Sell	82,500	110,707	11/05/12	1,292	—
Japanese Yen	BZWS	Sell	55,436,000	718,641	11/13/12	22,320	—
Japanese Yen	BZWS	Sell	172,318,944	2,259,921	11/19/12	95,183	—
Euro	MSCO	Sell	827,000	1,108,428	12/03/12	11,180	—
Euro	BZWS	Sell	373,000	477,104	1/11/13	—	(18,066)
Euro	BZWS	Sell	147,003	188,097	1/11/13	—	(7,054)

Semiannual Report | 83

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BZWS	Sell	227,000	$ 289,504	1/14/13	$ —	$ (11,859)
Euro	CITI	Sell	352,000	457,470	1/28/13	—	(9,937)
Euro	DBAB	Sell	911,023	1,200,000	1/30/13	—	(9,745)
Euro	DBAB	Sell	61,250	81,744	1/30/13	411	—
Chilean Peso	MSCO	Buy	614,647,000	1,226,840	1/31/13	1,090	—
Indian Rupee	JPHQ	Buy	54,488,600	1,034,332	1/31/13	—	(50,129)
Chilean Peso	MSCO	Buy	457,429,000	905,352	2/01/13	8,395	—
Japanese Yen	DBAB	Sell	120,543,920	1,593,127	2/04/13	76,361	—
Chilean Peso	BZWS	Buy	315,400,000	636,272	2/13/13	—	(7,031)
Malaysian Ringgit	DBAB	Buy	462,000	149,995	2/19/13	218	—
Euro	DBAB	Sell	597,997	800,000	3/04/13	5,558	—
Euro	DBAB	Sell	5,768,125	7,387,238	3/06/13	—	(275,959)
Swiss Franc	DBAB	Sell	1,858,500	2,090,551	3/11/13	30,615	—
Euro	DBAB	Sell	6,158,125	8,114,509	3/15/13	—	(67,841)
Singapore Dollar	DBAB	Buy	429,000	338,782	3/19/13	8,926	—
Singapore Dollar	HSBC	Buy	490,000	387,750	3/19/13	9,399	—
Chilean Peso	JPHQ	Buy	191,826,250	384,421	3/21/13	—	(3,156)
Singapore Dollar	DBAB	Buy	461,900	368,283	3/21/13	6,099	—
Singapore Dollar	HSBC	Buy	369,000	294,165	3/21/13	4,920	—
Euro	DBAB	Sell	356,550	471,110	3/26/13	—	(2,714)
Euro	DBAB	Sell	3,430,424	4,582,189	3/28/13	23,334	—
Euro	DBAB	Sell	2,185,000	2,902,663	4/02/13	—	(1,290)
Indian Rupee	DBAB	Buy	1,355,000	24,946	4/12/13	—	(695)
Chilean Peso	MSCO	Buy	33,100,000	65,254	4/15/13	363	—
Indian Rupee	DBAB	Buy	2,905,000	53,120	4/15/13	—	(1,149)
Indian Rupee	JPHQ	Buy	1,951,000	35,784	4/16/13	—	(884)
Swiss Franc	DBAB	Sell	12,938	14,231	4/16/13	—	(121)
Indian Rupee	JPHQ	Buy	1,915,000	35,003	4/18/13	—	(756)
Chilean Peso	MSCO	Buy	29,660,000	58,524	4/19/13	249	—
Indian Rupee	DBAB	Buy	673,000	12,316	4/22/13	—	(286)
Indian Rupee	JPHQ	Buy	957,000	17,535	4/22/13	—	(429)
Indian Rupee	DBAB	Buy	1,361,000	24,277	4/26/13	37	—
Chilean Peso	CITI	Buy	47,586,000	94,230	4/29/13	—	(34)
Chilean Peso	JPHQ	Buy	29,522,000	58,298	4/29/13	141	—
Indian Rupee	JPHQ	Buy	1,157,000	20,759	4/29/13	—	(97)
Indian Rupee	JPHQ	Buy	964,000	17,261	4/30/13	—	(48)
Euro	DBAB	Sell	526,250	702,765	5/08/13	3,007	—
Euro	DBAB	Sell	3,424,375	4,405,458	5/23/13	—	(148,900)
British Pound	DBAB	Sell	53,750	84,226	10/01/13	—	(2,598)
Euro	DBAB	Sell	82,500	110,921	11/04/13	945	—
Euro	DBAB	Sell	417,500	556,152	1/30/14	—	(1,068)
Euro	DBAB	Sell	1,043,750	1,399,356	1/30/14	6,308	—
Swiss Franc	DBAB	Sell	12,938	14,378	4/16/14	—	(96)

84 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	DBAB	Sell	1,053,750	$1,642,796	10/01/14	$ —	$ (52,481)
Euro	DBAB	Sell	82,500	110,938	11/03/14	402	—
Swiss Franc	DBAB	Sell	462,938	521,150	4/16/15	—	(1,227)
Euro	DBAB	Sell	82,500	110,798	11/03/15	—	(306)
Euro	DBAB	Buy	2,082,500	2,764,519	11/03/16	54,543	—
Euro	DBAB	Sell	2,082,500	2,795,756	11/03/16	—	(23,303)
Unrealized appreciation (depreciation)						2,333,545	(1,016,146)
Net unrealized appreciation (depreciation)						$1,317,399	

Credit Default Swap Contracts

Description	Counterparty[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Contracts to Buy Protection									
Single Name									
Centex Corp.	FBCO	1,500,000	5.00%	9/20/12	(20,174)	$ —	$ (4,630)	$ (24,804)	
Centex Corp.	FBCO	1,000,000	5.00%	6/20/16	(103,659)	—	(22,053)	(125,712)	
Dell Inc.	GSCO	3,000,000	1.00%	6/20/17	54,751	—	(2,248)	52,503	
DR Horton Inc.	CITI	3,000,000	5.00%	6/20/17	(421,132)	—	(26,550)	(447,682)	
Embarq Corp.	BZWS	3,000,000	5.00%	6/20/16	(320,902)	—	(164,132)	(485,034)	
Government of Ireland	MSCO	2,000,000 EUR	1.00%	3/20/15	332,689	—	(49,354)	283,335	
Hilton Worldwide Inc.	CITI	1,000,000	5.00%	12/20/13	(27,394)	—	(10,295)	(37,689)	
Hilton Worldwide Inc.	FBCO	4,000,000	5.00%	12/20/13	(83,933)	—	(66,822)	(150,755)	
Hilton Worldwide Inc.	GSCO	2,000,000	5.00%	12/20/13	(38,626)	—	(36,752)	(75,378)	
Intelsat SA	GSCO	2,000,000	5.00%	12/20/13	(108,892)	8,720	—	(100,172)	
Intelsat SA	UBSW	5,000,000	5.00%	12/20/13	(245,883)	—	(4,548)	(250,431)	
Kroger Co.	CITI	500,000	1.00%	6/20/17	(3,934)	578		(3,356)	
Kroger Co.	FBCO	1,500,000	1.00%	6/20/17	(14,758)	4,690		(10,068)	
Liberty Media Corp.	GSCO	5,000,000	5.00%	6/20/13	(150,482)	—	(78,744)	(229,226)	
New York Times Co.	GSCO	2,000,000	5.00%	12/20/16	(160,505)	—	(31,354)	(191,859)	
RH Donnelley Inc.	JPHQ	400,000	5.00%	12/20/14	52,108	14,512	—	66,620	
Rock-Tenn Co.	UBSW	1,308,000	5.00%	3/20/13	(45,207)	—	(9,146)	(54,353)	
RPM International Inc.	UBSW	4,000,000	5.00%	12/20/13	(284,908)	—	(12,425)	(297,333)	
Starwood Hotels & Resorts Worldwide, Inc.	BZWS	2,000,000	5.00%	12/20/15	(202,974)	—	(87,442)	(290,416)	
Toll Brothers Finance Corp.	MSCO	500,000	5.00%	3/20/14	(27,766)	—	(13,085)	(40,851)	
Toll Brothers Inc.	GSCO	2,500,000	5.00%	3/20/14	(157,271)	—	(46,984)	(204,255)

Semiannual Report | 85

86 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gSee Note 1(g) regarding mortgage dollar rolls.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 87

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gSee Note 1(g) regarding mortgage dollar rolls.

88 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gSee Note 1(g) regarding mortgage dollar rolls.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 89

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gSee Note 1(g) regarding mortgage dollar rolls.

90 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gSee Note 1(g) regarding mortgage dollar rolls.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 91

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited)

Franklin Total Return Fund	Country/Organization	Shares/Warrants	Value
Common Stocks and Other Equity Interests 0.1%			
Automobiles & Components 0.0%†			
[a]General Motors Co.	United States	4,432	$ 101,936
[a]General Motors Co., wts., 7/10/16	United States	4,030	56,783
[a]General Motors Co., wts., 7/10/19	United States	4,030	37,559
			196,278
Consumer Durables & Apparel 0.0%†			
[a,b]Comfort Co. Inc.	United States	716	38,413
Consumer Services 0.1%			
[a,c,d]Turtle Bay Resort	United States	1,550,568	1,411,017
Media 0.0%†			
[a]MGM Holdings Inc., A	United States	28,619	781,622
Total Common Stocks and Other Equity Interests (Cost $3,607,125)			2,427,330
Convertible Preferred Stocks (Cost $74,921) 0.0%†			
Automobiles & Components 0.0%†			
[a]Motors Liquidation Co., Escrow Account, cvt. pfd, C	United States	43,500	12,680
Preferred Stocks 0.4%			
Banks 0.3%			
U.S. Bancorp., 6.00%, pfd., G	United States	640,000	16,512,000
Diversified Financials 0.1%			
Citigroup Capital XIII, 8.75%, pfd.	United States	93,000	2,476,590
GMAC Capital Trust I, 8.125%, pfd.	United States	30,800	737,660
			3,214,250
Total Preferred Stocks (Cost $19,095,000)			19,726,250
		Principal Amount*	
Convertible Bonds (Cost $2,099,731) 0.1%			
Software & Services 0.1%			
[e]VeriFone Holdings Inc., cvt., senior note, 144A, 1.375%, 6/15/12	United States	2,100,000	2,323,125
Corporate Bonds 30.5%			
Automobiles & Components 0.3%			
Ford Motor Credit Co. LLC, senior note,			
5.00%, 5/15/18	United States	3,000,000	3,248,538
5.75%, 2/01/21	United States	1,000,000	1,127,034
5.875%, 8/02/21	United States	1,175,000	1,329,491
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	3,000,000	3,187,500
[e]Hyundai Capital America, senior note, 144A, 4.00%, 6/08/17	South Korea	4,400,000	4,550,634
			13,443,197
Banks 2.6%			
Anglo Irish Bank Corp. Ltd., senior note, 4.00%, 4/15/15	Ireland	7,000,000 EUR	7,857,410
[e]Banco do Brasil SA, sub. note, 144A, 5.875%, 1/26/22	Brazil	8,500,000	8,845,355

92 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds (continued)			
Banks (continued)			
Barclays Bank PLC, senior note, 5.125%, 1/08/20	United Kingdom	8,000,000	$ 8,467,200
BB&T Corp.,			
senior note, 6.85%, 4/30/19	United States	6,800,000	8,533,810
sub. note, 3.95%, 3/22/22	United States	14,300,000	14,712,526
[a]CIT Group Inc., senior bond, 144A, 7.00%, 5/02/17	United States	6,000,000	6,022,500
[a]Commonwealth Bank of Australia, secured bond, 144A, 2.25%, 3/16/17	Australia	13,400,000	13,568,036
Discover Bank, sub. note, 8.70%, 11/18/19	United States	4,000,000	5,050,180
[f]Fifth Third Capital Trust IV, junior sub. note, FRN, 6.50%, 4/15/67	United States	3,000,000	2,985,000
[a]HSBC Bank Brasil SA, senior note, 144A, 4.00%, 5/11/16	Brazil	7,500,000	7,652,888
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	United Kingdom	3,000,000	3,336,027
[g]HSBK (Europe) BV, senior note, Reg S, 7.25%, 5/03/17	Kazakhstan	3,850,000	3,909,868
PNC Funding Corp., senior note, 5.125%, 2/08/20	United States	7,000,000	8,076,551
Regions Financial Corp., senior note, 7.75%, 11/10/14	United States	4,500,000	4,961,250
SVB Financial Group, senior note, 5.375%, 9/15/20	United States	6,000,000	6,609,222
[f,h]Wachovia Capital Trust III, junior sub. bond, FRN, 5.57%, Perpetual	United States	4,000,000	3,725,000
Wells Fargo & Co., senior note, 3.625%, 4/15/15	United States	1,000,000	1,068,782
Wells Fargo Financial Inc., senior note, 5.50%, 8/01/12	United States	850,000	860,067
			116,241,672
Capital Goods 0.2%			
[a]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	3,000,000	2,868,750
Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%, 4/15/14	United States	3,900,000	4,484,477
			7,353,227
Consumer Durables & Apparel 0.9%			
Centex Corp., senior note,			
5.45%, 8/15/12	United States	6,500,000	6,548,750
6.50%, 5/01/16	United States	7,795,000	8,457,575
Lennar Corp., senior note, 5.60%, 5/31/15	United States	7,692,000	8,057,370
The Ryland Group Inc., senior note, 5.375%, 1/15/15	United States	4,750,000	4,892,500
Toll Brothers Finance Corp., senior note,			
4.95%, 3/15/14	United States	6,923,000	7,234,521
5.15%, 5/15/15	United States	2,010,000	2,122,245
Visant Corp., senior note, 10.00%, 10/01/17	United States	3,000,000	2,861,250
			40,174,211
Consumer Services 0.9%			
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	4,500,000	4,995,000
[a,f]Hilton Worldwide Inc., senior bond, 144A, FRN, 5.003%, 11/15/13	United States	29,000,000	29,000,000
MGM Resorts International, senior note, 6.625%, 7/15/15	United States	4,000,000	4,180,000

Semiannual Report | 93

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*		Value
Corporate Bonds (continued)				
Consumer Services (continued)				
[e]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	1,500,000		$ 1,098,750
Starwood Hotels & Resorts Worldwide Inc., senior note, 6.25%, 2/15/13	United States	682,000		710,132
Yum! Brands Inc., senior note, 5.30%, 9/15/19	United States	3,000,000		3,421,413
				43,405,295
Diversified Financials 6.2%				
Ally Financial Inc., senior note,				
6.25%, 12/01/17	United States	500,000		527,730
7.50%, 9/15/20	United States	2,500,000		2,796,875
American Express Centurion, senior note, 5.95%, 6/12/17	United States	800,000		927,361
American Express Co., senior note, 7.00%, 3/19/18	United States	4,300,000		5,327,317
American Express Credit Corp., senior note, 5.375%, 10/01/14	United States	4,400,000	GBP	7,598,439
Bank of America Corp.,				
[h]pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	6,000,000		6,224,700
senior note, 4.75%, 8/01/15	United States	8,000,000		8,355,512
senior note, 5.625%, 10/14/16	United States	8,400,000		8,932,938
The Bear Stearns Cos. LLC, senior note, B, 6.95%, 8/10/12	United States	1,100,000		1,119,190
Capital One Bank USA NA, sub. note, 8.80%, 7/15/19	United States	5,000,000		6,320,495
Capital One Capital VI, pfd., junior sub. bond, 8.875%, 5/15/40	United States	9,600,000		9,855,677
Citigroup Inc.,				
senior note, 6.50%, 8/19/13	United States	250,000		263,677
senior note, 8.125%, 7/15/39	United States	4,400,000		5,763,022
sub. note, 5.00%, 9/15/14	United States	9,000,000		9,312,606
Commonwealth Edison Co., secured bond, 6.45%, 1/15/38	United States	700,000		940,416
Credit Suisse of New York, senior note, 4.375%, 8/05/20	Switzerland	4,000,000		4,208,760
General Electric Capital Corp., senior note,				
5.625%, 5/01/18	United States	500,000		580,112
6.00%, 8/07/19	United States	8,000,000		9,464,552
A, 8.50%, 4/06/18	United States	245,000,000	MXN	19,382,996
GMAC Inc.,				
senior note, 6.875%, 8/28/12	United States	3,000,000		3,045,000
sub. note, 8.00%, 12/31/18	United States	800,000		876,000
The Goldman Sachs Group Inc.,				
senior bond, 5.375%, 3/15/20	United States	10,000,000		10,387,050
senior note, 5.25%, 7/27/21	United States	7,500,000		7,599,052
sub. note, 6.75%, 10/01/37	United States	2,700,000		2,676,464
HSBC Finance Corp., senior sub. bond, 6.676%, 1/15/21	United States	7,500,000		8,109,045
International Lease Finance Corp., senior note, 8.25%, 12/15/20	United States	800,000		898,000
Irish Life & Permanent PLC, senior note, 4.00%, 3/10/15	Ireland	10,000,000	EUR	11,551,900

94 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds (continued)			
Diversified Financials (continued)			
JPMorgan Chase & Co.,			
6.30%, 4/23/19	United States	7,500,000	$ 8,790,180
[f]FRN, 1.266%, 1/24/14	United States	6,800,000	6,837,604
[h]junior sub. note, 1, 7.90% to 4/30/18, FRN thereafter, Perpetual	United States	6,500,000	7,146,379
senior note, 4.25%, 10/15/20	United States	9,000,000	9,437,535
JPMorgan Chase Bank NA, sub. note, 6.00%, 10/01/17	United States	3,000,000	3,436,614
JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37	United States	4,000,000	4,020,000
[e]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	5,900,000	6,285,022
Lazard Group, senior note, 6.85%, 6/15/17	United States	4,850,000	5,360,535
Merrill Lynch & Co. Inc., senior note, 6.875%, 4/25/18	United States	12,000,000	13,385,340
Moody's Corp., senior note, 5.50%, 9/01/20	United States	8,000,000	8,551,128
Morgan Stanley, senior note,			
6.00%, 4/28/15	United States	2,140,000	2,240,734
5.50%, 1/26/20	United States	10,000,000	9,785,050
5.50%, 7/28/21	United States	2,600,000	2,544,935
[f]FRN, 3.006%, 5/14/13	United States	4,250,000	4,254,867
[e]Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	7,400,000	7,508,921
[e]Swedbank Hypotek AB, 144A, 2.375%, 4/05/17	Sweden	6,200,000	6,308,376
Textron Financial Corp., senior note, 5.125%, 8/15/14	United States	5,126,000	5,340,185
[e]WEA Finance/WCI Finance, senior note, 144A, 5.70%, 10/01/16	Australia	12,830,000	14,227,970
			278,506,261
Energy 3.6%			
Alpha Natural Resources Inc., senior note,			
6.00%, 6/01/19	United States	1,000,000	940,000
6.25%, 6/01/21	United States	2,000,000	1,875,000
Anadarko Petroleum Corp., senior note,			
8.70%, 3/15/19	United States	4,100,000	5,459,679
6.45%, 9/15/36	United States	2,260,000	2,685,531
Apache Corp., 4.75%, 4/15/43	United States	11,000,000	11,753,753
[e]Arch Coal Inc., senior note, 144A, 7.25%, 6/15/21	United States	3,000,000	2,692,500
[e]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	3,500,000	3,491,250
Chesapeake Energy Corp., senior note,			
6.625%, 8/15/20	United States	6,000,000	5,880,000
6.125%, 2/15/21	United States	500,000	475,000
[e]CNPC HK Overseas Capital Ltd., senior note, 144A, 5.95%, 4/28/41	China	5,700,000	6,857,641
Compagnie Generale de Geophysique-Veritas, senior note,			
7.75%, 5/15/17	France	300,000	313,500
6.50%, 6/01/21	France	4,000,000	4,140,000
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	4,000,000	4,450,000
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	2,800,000	2,988,325

Semiannual Report | 95

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds (continued)			
Energy (continued)			
[e]Eni SpA, senior note, 144A, 4.15%, 10/01/20	Italy	7,700,000	$ 7,690,013
Enterprise Products Operating LLC,			
[f]junior sub. note, FRN, 7.034%, 1/15/68	United States	3,500,000	3,758,167
senior note, 5.20%, 9/01/20	United States	10,000,000	11,453,090
[e]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	3,000,000	2,925,000
[e]Gaz Capital SA (GAZPROM), loan participation,			
144A, 6.212%, 11/22/16	Luxembourg	2,800,000	3,067,932
senior note, 144A, 5.999%, 1/23/21	Russia	10,000,000	10,704,000
Hess Corp., 7.125%, 3/15/33	United States	500,000	638,771
[e]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	3,500,000	3,692,500
[e]LUKOIL International Finance BV, 144A, 6.656%, 6/07/22	Russia	4,100,000	4,562,644
Plains All American Pipeline LP, senior note, 5.75%, 1/15/20	United States	5,000,000	5,808,975
Plains Exploration & Production Co., senior note,			
6.125%, 6/15/19	United States	600,000	609,000
6.625%, 5/01/21	United States	3,500,000	3,657,500
[e]Reliance Holdings USA Inc., senior note, 144A, 5.40%, 2/14/22	India	15,700,000	15,760,178
[e]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	3,500,000	3,657,500
SandRidge Energy Inc.,			
[e]senior bond, 144A, 8.125%, 10/15/22	United States	900,000	934,875
senior note, 9.875%, 5/15/16	United States	3,000,000	3,345,000
Transcontinental Gas Pipe Line Corp., senior note, 6.05%, 6/15/18	United States	550,000	656,957
Valero Energy Corp., senior note, 9.375%, 3/15/19	United States	9,000,000	11,911,959
Weatherford International Ltd., senior bond, 5.95%, 4/15/42	United States	4,900,000	5,093,521
[e]Woodside Finance Ltd., 144A, 4.50%, 11/10/14	Australia	10,000,000	10,662,880
			164,592,641
Food & Staples Retailing 0.9%			
CVS Caremark Corp., senior note, 5.75%, 6/01/17	United States	1,200,000	1,419,350
The Kroger Co., senior note, 5.00%, 4/15/13	United States	275,000	285,756
Rite Aid Corp., senior secured note,			
9.75%, 6/12/16	United States	1,900,000	2,123,250
8.00%, 8/15/20	United States	1,600,000	1,860,000
Safeway Inc., senior bond, 3.95%, 8/15/20	United States	3,000,000	2,907,378
[e]Sigma Alimentos SA, senior note, 144A, 5.625%, 4/14/18	Mexico	7,200,000	7,665,804
[e]Tesco PLC, senior note, 144A, 2.70%, 1/05/17	United Kingdom	12,500,000	12,891,188
[e]Wm. Wrigley Jr. Co., senior secured note, 144A, 3.05%, 6/28/13	United States	4,600,000	4,666,686
[e]Woolworths Ltd., senior note, 144A, 4.00%, 9/22/20	Australia	7,000,000	7,337,897
			41,157,309

96 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds (continued)			
Food, Beverage & Tobacco 1.6%			
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	8,500,000	$ 11,553,481
Anheuser-Busch InBev Worldwide Inc., senior note, 7.75%, 1/15/19	Belgium	10,000,000	13,242,890
Bunge Ltd. Finance Corp.,			
4.10%, 3/15/16	United States	8,000,000	8,426,160
senior note, 5.875%, 5/15/13	United States	2,000,000	2,082,524
senior note, 5.10%, 7/15/15	United States	680,000	732,869
[e]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	Poland	1,000,000	795,000
Corn Products International Inc., senior note, 4.625%, 11/01/20	United States	5,000,000	5,380,550
Dean Foods Co., senior note, 9.75%, 12/15/18	United States	1,400,000	1,568,875
The J.M. Smucker Co., 3.50%, 10/15/21	United States	12,200,000	12,721,050
Kraft Foods Inc., senior note, 5.375%, 2/10/20	United States	9,900,000	11,609,621
Pinnacle Foods Finance LLC/Corp., senior note,			
9.25%, 4/01/15	United States	1,500,000	1,545,000
8.25%, 9/01/17	United States	1,000,000	1,087,500
Reynolds American Inc., senior secured note, 7.625%, 6/01/16	United States	1,000,000	1,206,503
			71,952,023
Health Care Equipment & Services 0.9%			
Coventry Health Care Inc.,			
5.45%, 6/15/21	United States	5,000,000	5,651,835
senior note, 6.30%, 8/15/14	United States	4,750,000	5,204,941
DENTSPLY International Inc., senior note, 4.125%, 8/15/21	United States	14,000,000	14,696,864
HCA Inc., senior note, 6.95%, 5/01/12	United States	4,000,000	4,000,000
Medco Health Solutions Inc.,			
7.125%, 3/15/18	United States	4,500,000	5,562,207
senior note, 4.125%, 9/15/20	United States	3,500,000	3,644,966
			38,760,813
Insurance 1.5%			
Aflac Inc., senior note,			
8.50%, 5/15/19	United States	6,000,000	7,936,032
4.00%, 2/15/22	United States	7,600,000	7,881,496
American International Group Inc., senior note, 2.875%, 4/16/15	United States	4,900,000 CHF	5,394,131
CNA Financial Corp., senior note, 5.85%, 12/15/14	United States	10,000,000	10,783,210
[f]Lincoln National Corp., junior sub. deb., FRN, 6.05%, 4/20/67	United States	3,800,000	3,562,500
[f]MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66	United States	4,000,000	3,920,000
[e,f]Mitsui Sumitomo Insurance Co. Ltd., sub. note, 144A, FRN, 7.00%, 3/15/72	Japan	3,400,000	3,485,000
[e]Nationwide Mutual Insurance Co., 144A, 8.25%, 12/01/31	United States	1,200,000	1,395,016
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	8,800,000	9,399,192

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds (continued)			
Insurance (continued)			
Reinsurance Group of America Inc., senior note, 6.45%, 11/15/19	United States	5,700,000	$ 6,490,037
Willis Group Holdings PLC, senior note, 5.75%, 3/15/21	United States	6,700,000	7,297,171
			67,543,785
Materials 2.2%			
[a]Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14	United Kingdom	6,500,000	7,445,126
ArcelorMittal, senior note, 5.50%, 3/01/21	Luxembourg	2,900,000	2,858,864
[a]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	4,000,000	3,760,000
Cliffs Natural Resources Inc., senior note, 4.80%, 10/01/20	United States	3,600,000	3,780,763
The Dow Chemical Co., senior note, 4.125%, 11/15/21	United States	11,800,000	12,315,778
Freeport-McMoRan Copper & Gold Inc., senior note, 2.15%, 3/01/17	United States	14,200,000	14,076,545
[a]Ineos Finance PLC, senior secured note, 144A,			
9.00%, 5/15/15	United Kingdom	1,000,000	1,077,500
8.375%, 2/15/19	United Kingdom	300,000	321,375
[i]7.50%, 5/01/20	United Kingdom	1,000,000	1,028,750
[a]Ineos Group Holdings Ltd.,			
senior note, 144A, 7.875%, 2/15/16	United Kingdom	1,000,000 EUR	1,224,700
senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	1,000,000	982,500
[a]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	United Kingdom	2,000,000 EUR	2,592,630
[i]NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	2,500,000	1,712,500
[a]Reynolds Group Issuer Inc./LLC/SA,			
senior note, 144A, 9.50%, 5/15/18	United States	3,000,000	3,045,000
senior note, 144A, 9.00%, 4/15/19	United States	200,000	202,000
senior secured note, 144A, 7.125%, 4/15/19	United States	2,500,000	2,625,000
RPM International Inc.,			
6.25%, 12/15/13	United States	13,000,000	13,866,307
6.50%, 2/15/18	United States	5,000,000	5,781,405
[a]RPM U.K. G.P., 144A, 6.70%, 11/01/15	United States	1,000,000	1,120,011
Tenneco Packaging Inc., senior note, 8.125%, 6/15/17	New Zealand	12,000,000	11,460,000
[a]Xstrata Finance Canada Ltd., senior note, 144A, 4.95%, 11/15/21	Canada	7,000,000	7,353,794
			98,630,548
Media 1.6%			
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	500,000	566,250
CCO Holdings LLC/CCO Holdings Capital Corp., senior note,			
7.25%, 10/30/17	United States	500,000	546,250
8.125%, 4/30/20	United States	1,000,000	1,125,000
6.50%, 4/30/21	United States	1,000,000	1,050,000
6.625%, 1/31/22	United States	600,000	630,750
Clear Channel Communications Inc., senior note, 9.00%, 3/01/21	United States	2,500,000	2,275,000

98 | Semiannual Report

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*		Value
Corporate Bonds (continued)				
Media (continued)				
^e Clear Channel Worldwide Holdings Inc., senior sub. note, 144A, 7.625%, 3/15/20	United States	800,000		$ 796,000
^e DIRECTV Holdings LLC/Financing Co. Inc., senior note, 144A, 3.80%, 3/15/22	United States	9,100,000		9,071,408
DISH DBS Corp., senior note,				
7.75%, 5/31/15	United States	500,000		565,000
7.125%, 2/01/16	United States	2,500,000		2,781,250
6.75%, 6/01/21	United States	3,000,000		3,300,000
Liberty Media Corp., senior note, 5.70%, 5/15/13	United States	10,000,000		10,375,000
The New York Times Co., senior note, 6.625%, 12/15/16	United States	6,700,000		7,026,625
News America Inc.,				
senior bond, 7.90%, 12/01/95	United States	500,000		581,543
senior deb., 7.25%, 5/18/18	United States	2,000,000		2,430,584
senior note, 6.15%, 2/15/41	United States	1,800,000		2,070,850
^e,i Seat Pagine Gialle SpA, senior secured note, 144A, 10.50%, 1/31/17	Italy	2,000,000	EUR	1,807,260
Time Warner Cable Inc.,				
senior bond, 7.30%, 7/01/38	United States	625,000		796,336
senior note, 6.75%, 7/01/18	United States	8,500,000		10,386,941
Time Warner Inc.,				
7.70%, 5/01/32	United States	550,000		721,983
6.10%, 7/15/40	United States	8,600,000		9,818,680
Viacom Inc., senior note, 3.50%, 4/01/17	United States	2,500,000		2,702,428
				71,425,138
Pharmaceuticals, Biotechnology & Life Sciences 1.1%				
^e Aristotle Holding Inc., senior note, 144A, 4.75%, 11/15/21	United States	10,000,000		10,956,460
Gilead Sciences Inc., senior note, 4.50%, 4/01/21	United States	14,000,000		15,346,436
GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	United States	25,000		26,158
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	13,200,000		13,944,929
Teva Pharmaceutical Finance IV BV, senior note, 3.65%, 11/10/21	Israel	10,000,000		10,376,710
				50,650,693
Real Estate 1.3%				
Boston Properties LP, senior note, 5.625%, 11/15/20	United States	4,800,000		5,532,250
^e Dexus Property Group, 144A, 7.125%, 10/15/14	Australia	4,250,000		4,625,619
Digital Realty Trust LP, 5.875%, 2/01/20	United States	6,400,000		7,058,406
ERP Operating LP, 5.75%, 6/15/17	United States	2,000,000		2,304,002
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	1,000,000		990,000
Health Care REIT Inc., senior note, 4.125%, 4/01/19	United States	13,000,000		13,111,735
Healthcare Realty Trust Inc., senior note, 6.50%, 1/17/17	United States	5,000,000		5,521,700
Kimco Realty Corp., senior note, 6.875%, 10/01/19	United States	5,000,000		5,914,580
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	10,500,000		11,389,161
				56,447,453

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds (continued)			
Semiconductors & Semiconductor Equipment 0.1%			
Freescale Semiconductor Inc.,			
senior note, 10.75%, 8/01/20	United States	2,380,000	$ 2,653,700
[e]senior secured note, 144A, 9.25%, 4/15/18	United States	1,500,000	1,651,875
			4,305,575
Software & Services 0.0%[†]			
Electronic Data Systems Corp., senior note, B, 6.00%, 8/01/13	United States	800,000	848,950
Technology Hardware & Equipment 0.6%			
Hewlett-Packard Co.,			
2.60%, 9/15/17	United States	12,250,000	12,279,706
senior bond, 4.30%, 6/01/21	United States	9,250,000	9,524,623
Juniper Networks Inc., senior note, 4.60%, 3/15/21	United States	5,000,000	5,377,260
			27,181,589
Telecommunication Services 2.6%			
Cellco Partnership/Verizon Wireless Capital LLC, senior note, 8.50%, 11/15/18	United States	6,300,000	8,684,014
CenturyLink Inc., senior note, 5.80%, 3/15/22	United States	15,000,000	14,889,825
Embarq Corp., senior note, 7.082%, 6/01/16	United States	22,500,000	25,591,230
Frontier Communications Corp., senior note,			
8.25%, 4/15/17	United States	300,000	324,750
8.50%, 4/15/20	United States	2,000,000	2,090,000
8.75%, 4/15/22	United States	3,000,000	3,165,000
GTE Corp., senior bond, 6.84%, 4/15/18	United States	750,000	926,057
Intelsat Jackson Holdings SA, senior note,			
11.25%, 6/15/16	Luxembourg	2,000,000	2,107,500
7.50%, 4/01/21	Luxembourg	1,000,000	1,055,000
[e]144A, 7.25%, 10/15/20	Luxembourg	2,400,000	2,520,000
Intelsat Luxembourg SA, senior note, 11.25%, 2/04/17	Luxembourg	500,000	520,000
Intelsat SA, senior note, 6.50%, 11/01/13	Luxembourg	37,000,000	38,480,000
[e]Sprint Nextel Corp., senior note, 144A, 7.00%, 3/01/20	United States	3,000,000	3,067,500
Telecom Italia Capital SA, senior note,			
4.95%, 9/30/14	Italy	1,500,000	1,515,968
6.999%, 6/04/18	Italy	6,000,000	6,315,000
Time Warner Entertainment Co. LP,			
senior bond, 8.375%, 3/15/23	United States	800,000	1,084,083
senior note, 8.875%, 10/01/12	United States	350,000	361,401
Verizon New York Inc., senior deb., B, 7.375%, 4/01/32	United States	1,000,000	1,233,180
Verizon Virginia Inc., A, 4.625%, 3/15/13	United States	1,000,000	1,034,219
[e]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	1,000,000	990,000
[e,k]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	1,920,964 EUR	2,135,529
			118,090,256

100 | Semiannual Report

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds (continued)			
Transportation 0.4%			
[e]Aviation Capital Group, 144A,			
7.125%, 10/15/20	United States	6,000,000	$ 6,052,638
6.75%, 4/06/21	United States	6,000,000	5,946,216
Burlington Northern and Santa Fe 99-2 Trust, secured bond, 7.57%, 1/02/21	United States	209,317	250,875
[e]DP World Ltd., 144A, 6.85%, 7/02/37	United Arab Emirates	3,700,000	3,568,595
Hertz Corp., senior note, 7.625%, 6/01/12	United States	2,950,000	2,968,467
Union Pacific Railroad Co. 1998 Pass Trust, 98-B, 6.85%, 1/02/19	United States	631,441	722,981
Union Pacific Railroad Co. 2005 Pass Trust, 05-1, 5.082%, 1/02/29	United States	251,857	277,713
			19,787,485
Utilities 1.0%			
CenterPoint Energy Inc., senior note,			
6.85%, 6/01/15	United States	1,000,000	1,135,928
6.50%, 5/01/18	United States	7,000,000	8,338,827
CenterPoint Energy Resources Corp., senior note, 6.125%, 11/01/17	United States	1,400,000	1,636,237
Dominion Resources Inc., senior note, 8.875%, 1/15/19	United States	3,650,000	4,982,944
Duke Energy Corp., senior note,			
5.65%, 6/15/13	United States	525,000	552,718
6.25%, 6/15/18	United States	1,800,000	2,193,030
[e]Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000	5,652,450
Georgia Power Co., senior note, 5.40%, 6/01/40	United States	5,750,000	6,804,700
MidAmerican Energy Co., senior note, 5.95%, 7/15/17	United States	2,200,000	2,634,168
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States	352,031	402,684
Pacific Gas & Electric Co., 4.45%, 4/15/42	United States	7,700,000	7,851,490
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note,			
[e]144A, 11.50%, 10/01/20	United States	4,200,000	2,625,000
B, 15.00%, 4/01/21	United States	1,350,000	391,500
			45,201,676
Total Corporate Bonds (Cost $1,288,495,079)			1,375,699,797
[f,i]**Senior Floating Rate Interests 5.4%**			
Automobiles & Components 0.1%			
August Luxuk Holding Co., Lux Second Lien, 11.50%, 4/27/19	Luxembourg	63,563	62,709
August U.S. Holding Co. Inc., U.S. Second Lien, 11.50%, 4/27/19	United States	48,938	48,280
[j]General Motors Holdings LLC, Revolver, 4.75%, 10/27/15	United States	6,000,000	5,433,750
TI Group Automotive Systems LLC, Term Loan, 6.75%, 3/14/18	United States	690,200	693,651
			6,238,390

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
[f,l] **Senior Floating Rate Interests (continued)**			
Capital Goods 0.4%			
Goodman Global Inc., Initial Term Loan, 5.75%, 10/28/16	United States	2,520,177	$ 2,540,878
[l] RBS Global Inc. (Rexnord), Term B Loan, 5.00%, 4/01/18	United States	4,969,892	5,022,762
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	156,142	155,947
Terex Corp., U.S. Term Loan, 5.50%, 4/28/17	United States	4,576,849	4,622,617
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/21/16	United States	2,261,436	2,272,051
TransDigm Inc.,			
Tranche B1 Term Loan, 4.00%, 2/14/17	United States	3,680,923	3,691,660
Tranche B2 Term Loan, 4.00%, 2/14/17	United States	550,620	552,226
			18,858,141
Commercial & Professional Services 0.4%			
[l] Acco Brands Corp., Term B Loan, 5.50%, 3/26/19	United States	324,600	326,122
ARAMARK Corp.,			
Extended Synthetic L/C, 3.341%, 7/26/16	United States	216,539	216,320
Extended US Term Loan B-3, 3.489% - 3.72%, 7/26/16	United States	1,115,270	1,114,146
Synthetic L/C-3, 3.341%, 7/26/16	United States	89,844	89,713
Term Loan B Extended, 3.489%, 7/26/16	United States	3,292,455	3,289,136
Brock Holdings III Inc., Second Lien Term Loan, 10.00%, 3/16/18	United States	304,700	299,368
EnviroSolutions Real Property Holdings, Second Lien Term Loan, 8.00%, 7/29/14	United States	298,642	294,162
Interactive Data Corp., Term B Loans, 4.50%, 2/11/18	United States	5,595,219	5,618,998
KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	United States	6,973,823	7,018,860
			18,266,825
Consumer Durables & Apparel 0.2%			
[b,k] Sleep Innovations Inc., Term Loan, PIK, 11.50%, 3/05/15	United States	62,051	62,051
Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	6,938,371	6,855,111
			6,917,162
Consumer Services 0.5%			
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	2,174,416	2,187,327
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	United States	9,435,299	9,476,541
[l] DineEquity Inc., Term B-1 Loan, 4.25%, 10/19/17	United States	3,567,189	3,580,234
Revel AC Inc., Tranche B Loan, 9.00%, 2/17/17	United States	92,712	90,196
[c,k] Turtle Bay Holdings LLC,			
Term Loan A, PIK, 10.25%, 3/01/13	United States	1,668,314	1,626,607
Term Loan B, PIK, 3.00%, 2/09/15	United States	3,324,926	2,643,316
Weight Watchers International Inc., Term F Loan, 4.00%, 3/15/19	United States	2,819,300	2,825,161
Wendy's International Inc., Term Loan B, 5.75%, 5/15/19	United States	1,242,200	1,250,222
			23,679,604

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
f,i Senior Floating Rate Interests (continued)			
Diversified Financials 0.3%			
Asurion LLC, Second Lien Term Loan, 9.00%, 5/24/19	United States	294,800	$ 300,291
MoneyGram Payment Systems Worldwide Inc.,			
Term Loan, 4.25%, 11/18/17	United States	4,848,447	4,859,056
Tranche B-1 Loan, 4.25%, 11/18/17	United States	1,143,819	1,145,963
TransUnion LLC/TransUnion FICO, Term Loan, 5.50%, 2/10/18	United States	5,216,808	5,280,390
			11,585,700
Food, Beverage & Tobacco 0.2%			
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	10,855,443	10,794,381
Health Care Equipment & Services 0.9%			
i Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 3.489%, 4/28/15	United States	1,233,637	1,234,298
Parent Term Loan, 3.489% - 3.72%, 4/28/15	United States	5,048,794	5,051,501
Community Health Systems Inc., Extended Term Loan, 3.97% - 3.989%, 1/25/17	United States	12,552,143	12,425,505
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	3,086,656	3,101,317
HCA Inc.,			
Term Loan B-1, 2.489%, 11/18/13	United States	1,800,000	1,798,313
Tranche B-2 Term Loan, 3.72%, 3/31/17	United States	9,509,838	9,381,750
Universal Health Services Inc., New Tranche B Term Loan, 3.75% - 5.00%, 11/15/16	United States	6,591,537	6,608,015
			39,600,699
Household & Personal Products 0.0%†			
FGI Operating Co. LLC, Term B Loans, 5.50%, 4/19/19	United States	515,300	518,682
Materials 0.8%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	4,600,362	4,452,769
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	United States	678,200	679,896
Ashland Inc., Term B Loan, 3.75%, 8/23/18	United States	516,003	517,455
Consolidated Container Co. LLC, Second Lien Term Loan, 5.75%, 9/28/14	United States	193,370	184,749
Ineos US Finance LLC, Dollar Term Loan, 7.50%, 4/27/18	United States	2,453,900	2,470,005
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13	United States	4,424,178	4,493,253
PL Propylene LLC, Tranche B Term Loan, 7.00%, 3/27/17	United States	2,389,956	2,413,856
Potters Holdings II LP, Second Lien Term Loan, 10.25%, 11/06/17	United States	35,378	35,835
Reynolds Group Holdings Inc.,			
Tranche B Term Loan, 6.50%, 2/09/18	United States	2,701,346	2,743,563
Tranche C Term Loan, 6.50%, 8/09/18	United States	7,552,899	7,670,936
Road Infrastructure Investment LLC, Second Lien Term Loan, 10.25%, 9/30/18	United States	813,500	817,567

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
f,i **Senior Floating Rate Interests (continued)**			
Materials (continued)			
Tronox Pigments (Netherlands) BV, Closing Date Term Loan, 4.25%, 2/08/18	Netherlands	1,497,495	$ 1,500,571
j Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	United States	6,119,378	6,127,051
			34,107,506
Media 0.6%			
Atlantic Broadband Finance LLC, Second Lien Term Loan, 9.75%, 10/04/19	United States	308,900	309,286
Cinemark USA Inc., Extended Term Loan, 3.50% - 3.76%, 4/30/16	United States	2,502,289	2,516,051
Clear Channel Communications Inc.,			
Tranche A Term Loan, 3.639%, 5/13/14	United States	253,615	236,397
Tranche B Term Loan, 3.889%, 1/29/16	United States	728,601	588,042
CSC Holdings Inc. (Cablevision),			
Incremental Term Loan B-2, 1.989%, 3/29/16	United States	987,182	985,717
Incremental Term Loan B-3, 1.989%, 3/29/16	United States	1,684,221	1,679,168
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	United States	121,768	124,203
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	1,630,783	768,507
Regal Cinemas Corp., Term Loan, 3.239% - 3.47%, 8/23/17	United States	3,363,294	3,366,799
Sinclair Television Group Inc., New Tranche B Term Loan, 4.00%, 10/29/16	United States	2,659,914	2,671,551
Telesat Canada, U.S. Term B Loan, 4.25%, 3/28/19	Canada	3,483,677	3,485,311
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	2,890,050	2,907,029
Univision Communications Inc., Extended First Lien Term Loan, 4.489%, 3/31/17	United States	715,002	668,751
UPC Financing Partnership,			
j Term Loan T, 3.741%, 12/31/16	Netherlands	3,560,069	3,555,619
Term Loan X, 3.741%, 12/31/17	Netherlands	2,118,368	2,107,776
			25,970,207
Pharmaceuticals, Biotechnology & Life Sciences 0.2%			
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	2,416,858	2,426,678
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	4,833,716	4,853,355
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	3,323,180	3,336,682
			10,616,715
Retailing 0.2%			
BJ's Wholesale Club Inc.,			
j Replacement Loans, 5.25%, 9/30/18	United States	8,346,361	8,421,437
Second Lien Term Loan, 10.00%, 3/30/19	United States	1,178,764	1,224,441
			9,645,878
Software & Services 0.1%			
AVG Technologies NV, Term Loan, 7.50% - 8.25%, 3/15/16	Netherlands	792,536	772,722

104 | Semiannual Report

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
[f,i] Senior Floating Rate Interests (continued)			
Software & Services (continued)			
Fidelity National Information Services Inc.,			
Term A-2 Loans, 2.491%, 7/18/14	United States	409,818	$ 410,330
Term B Loan, 4.25%, 7/18/16	United States	138,299	139,163
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.864% - 4.148%, 2/28/16	United States	3,866,808	3,880,103
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	276,000	278,760
			5,481,078
Technology Hardware & Equipment 0.0%[†]			
Flextronics International USA Inc.,			
A Closing Date Loan, 2.489% - 2.491%, 10/01/14	United States	162,640	161,624
A-1-A Delayed Draw Term Loan, 2.489%, 10/01/14	United States	46,736	46,443
A-1-B Delayed Draw TL, 2.489%, 10/01/14	United States	263,428	261,782
A-2 Delayed Draw Term Loan, 2.489%, 10/01/14	United States	897,364	891,755
A-3 Delayed Draw Term Loan, 2.491%, 10/01/14	United States	722,755	718,238
			2,079,842
Telecommunication Services 0.3%			
[l] Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	11,491,749	11,568,364
SBA Senior Finance II LLC, Term Loan, 3.75%, 6/30/18	United States	2,276,945	2,278,369
			13,846,733
Transportation 0.2%			
Avis Budget Car Rental LLC, Tranche C Term Loan, 4.25%, 3/15/19	United States	2,098,557	2,098,532
Evergreen International Aviation Inc., Term Loan, 11.50%, 6/30/15	United States	171,379	146,529
Hertz Corp.,			
Credit Linked Deposit, 3.75%, 3/11/18	United States	1,427,200	1,394,196
Tranche B Term Loan, 3.75%, 3/11/18	United States	3,177,900	3,178,230
			6,817,487
Total Senior Floating Rate Interests (Cost $243,830,654)			245,025,030
Foreign Government and Agency Securities 12.9%			
European Investment Bank, senior note, 4.50%, 5/15/13	Supranational[m]	2,700,000 NOK	481,921
[f,n] Government of Argentina, senior bond, FRN, 0.785%, 8/03/12	Argentina	2,225,000	270,391
Government of Australia, senior bond, 6.50%, 5/15/13	Australia	4,235,000 AUD	4,561,413
[g] Government of Ghana, Reg S, 8.50%, 10/04/17	Ghana	300,000	342,750
Government of Hungary,			
6.75%, 7/28/14	Hungary	1,400,000 EUR	1,848,966
senior note, 3.50%, 7/18/16	Hungary	115,000 EUR	131,930
senior note, 4.375%, 7/04/17	Hungary	215,000 EUR	247,896
senior note, 5.75%, 6/11/18	Hungary	695,000 EUR	825,052
senior note, 6.25%, 1/29/20	Hungary	2,310,000	2,223,583
senior note, 3.875%, 2/24/20	Hungary	285,000 EUR	297,287

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*		Value
Foreign Government and Agency Securities (continued)				
Government of Indonesia,				
FR19, 14.25%, 6/15/13	Indonesia	7,995,000,000	IDR	$ 967,269
FR20, 14.275%, 12/15/13	Indonesia	21,789,000,000	IDR	2,740,202
[e]senior note, 144A, 11.625%, 3/04/19	Indonesia	1,300,000		1,922,622
Government of Ireland,				
4.60%, 4/18/16	Ireland	8,628,000	EUR	11,183,636
5.90%, 10/18/19	Ireland	1,522,000	EUR	1,920,568
4.50%, 4/18/20	Ireland	2,292,000	EUR	2,633,964
5.00%, 10/18/20	Ireland	2,107,000	EUR	2,486,152
senior bond, 4.50%, 10/18/18	Ireland	269,000	EUR	324,492
senior bond, 4.40%, 6/18/19	Ireland	739,000	EUR	870,490
senior bond, 5.40%, 3/13/25	Ireland	2,490,000	EUR	2,915,721
Government of Israel,				
5.00%, 3/31/13	Israel	4,930,000	ILS	1,336,466
3.50%, 9/30/13	Israel	11,939,000	ILS	3,205,687
[e]Government of Lithuania, 144A,				
6.75%, 1/15/15	Lithuania	3,720,000		4,047,639
7.375%, 2/11/20	Lithuania	4,670,000		5,498,948
Government of Malaysia, senior bond,				
3.718%, 6/15/12	Malaysia	12,557,000	MYR	4,153,655
2.509%, 8/27/12	Malaysia	15,325,000	MYR	5,056,703
3.702%, 2/25/13	Malaysia	70,088,000	MYR	23,290,552
3.70%, 5/15/13	Malaysia	5,840,000	MYR	1,943,339
[f]3.21%, 5/31/13	Malaysia	51,240,000	MYR	16,967,291
[f]3.461%, 7/31/13	Malaysia	40,365,000	MYR	13,409,038
8.00%, 10/30/13	Malaysia	130,000	MYR	46,048
[f]5.094%, 4/30/14	Malaysia	1,760,000	MYR	604,191
Government of Mexico,				
9.00%, 12/20/12	Mexico	231,000[o]	MXN	1,823,177
9.00%, 6/20/13	Mexico	1,346,200[o]	MXN	10,839,962
8.00%, 12/19/13	Mexico	1,011,900[o]	MXN	8,187,204
7.00%, 6/19/14	Mexico	924,000[o]	MXN	7,437,847
9.50%, 12/18/14	Mexico	1,246,300[o]	MXN	10,694,552
Government of Norway, 6.50%, 5/15/13	Norway	35,500,000	NOK	6,518,917
Government of Peru, 7.84%, 8/12/20	Peru	4,279,000	PEN	1,914,449
Government of Poland,				
5.25%, 4/25/13	Poland	3,985,000	PLN	1,270,957
5.00%, 10/24/13	Poland	24,150,000	PLN	7,694,241
5.75%, 4/25/14	Poland	131,220,000	PLN	42,472,933
5.50%, 4/25/15	Poland	5,020,000	PLN	1,626,413
6.25%, 10/24/15	Poland	5,590,000	PLN	1,858,809
senior note, 6.375%, 7/15/19	Poland	4,500,000		5,300,820
Strip, 7/25/13	Poland	79,520,000	PLN	23,862,180
Strip, 1/25/14	Poland	10,915,000	PLN	3,199,993
Government of Russia,				
[e]144A, 7.50%, 3/31/30	Russia	4,545,835		5,452,615
[g]senior bond, Reg S, 7.50%, 3/31/30	Russia	7,502,600		8,999,181

106 | Semiannual Report

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Foreign Government and Agency Securities (continued)			
Government of South Africa,			
6.875%, 5/27/19	South Africa	1,850,000	$ 2,264,400
senior note, 5.875%, 5/30/22	South Africa	2,540,000	2,964,131
Government of Sri Lanka,			
A, 6.90%, 8/01/12	Sri Lanka	2,200,000 LKR	16,783
A, 8.50%, 1/15/13	Sri Lanka	61,500,000 LKR	463,888
A, 13.50%, 2/01/13	Sri Lanka	71,700,000 LKR	559,311
A, 7.50%, 8/01/13	Sri Lanka	58,690,000 LKR	429,654
A, 7.00%, 3/01/14	Sri Lanka	8,480,000 LKR	59,837
A, 11.25%, 7/15/14	Sri Lanka	212,700,000 LKR	1,602,979
A, 11.75%, 3/15/15	Sri Lanka	1,400,000 LKR	10,616
A, 6.50%, 7/15/15	Sri Lanka	35,020,000 LKR	228,334
A, 11.00%, 8/01/15	Sri Lanka	241,800,000 LKR	1,783,147
A, 6.40%, 8/01/16	Sri Lanka	23,800,000 LKR	146,198
B, 6.60%, 6/01/14	Sri Lanka	8,600,000 LKR	59,429
B, 6.40%, 10/01/16	Sri Lanka	18,900,000 LKR	114,937
Government of Sweden,			
5.50%, 10/08/12	Sweden	463,290,000 SEK	70,142,473
1.50%, 8/30/13	Sweden	44,290,000 SEK	6,643,171
Government of the Philippines,			
senior bond, 5.25%, 1/07/13	Philippines	46,840,000 PHP	1,128,445
senior bond, 8.75%, 3/03/13	Philippines	85,200,000 PHP	2,104,779
senior bond, R3-7, 5.25%, 9/24/12	Philippines	5,440,000 PHP	130,271
senior note, 6.25%, 1/27/14	Philippines	13,600,000 PHP	337,820
[a]Government of Ukraine, senior note, 144A, 7.95%, 2/23/21	Ukraine	2,370,000	2,153,204
[p]Government of Uruguay, senior note, Index Linked, 4.375%, 12/15/28	Uruguay	164,549,902 UYU	9,398,091
Government of Venezuela, 10.75%, 9/19/13	Venezuela	715,000	753,074
[a]Government of Vietnam, 144A,			
6.875%, 1/15/16	Vietnam	150,000	162,984
6.75%, 1/29/20	Vietnam	5,120,000	5,577,600
Korea Treasury Bond,			
5.25%, 9/10/12	South Korea	1,800,000,000 KRW	1,602,986
5.25%, 3/10/13	South Korea	168,330,000 KRW	151,160
senior bond, 4.00%, 6/10/12	South Korea	66,020,010,000 KRW	58,453,450
senior bond, 4.25%, 12/10/12	South Korea	20,600,000,000 KRW	18,315,229
[i]senior bond, 3.00%, 12/10/13	South Korea	33,101,000,000 KRW	29,087,927
New South Wales Treasury Corp.,			
6.00%, 5/01/12	Australia	27,370,001 AUD	28,525,015
5.25%, 5/01/13	Australia	1,200,000 AUD	1,272,450
5.50%, 8/01/13	Australia	23,790,000 AUD	25,367,249
Nota Do Tesouro Nacional,			
10.00%, 1/01/13	Brazil	23,250[q] BRL	12,315,797
[p]Index Linked, 6.00%, 5/15/15	Brazil	840[q] BRL	1,003,409
[p]Index Linked, 6.00%, 8/15/16	Brazil	5,235[q] BRL	6,310,997
[p]Index Linked, 6.00%, 8/15/18	Brazil	4,955[q] BRL	6,093,305
[a]Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn., 5/31/18	Peru	944,056	791,790

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Foreign Government and Agency Securities (continued)			
Queensland Treasury Corp.,			
6.00%, 8/14/13	Australia	7,410,000 AUD	$ 7,955,495
senior note, 6.00%, 8/21/13	Australia	1,680,000 AUD	1,800,375
Western Australia Treasury Corp.,			
5.50%, 7/17/12	Australia	3,150,000 AUD	3,294,095
8.00%, 6/15/13	Australia	3,000,000 AUD	3,276,289
Total Foreign Government and Agency Securities (Cost $566,939,205)			582,762,686
U.S. Government and Agency Securities 33.4%			
Morgan Stanley, senior note, FDIC Guaranteed, 1.95%, 6/20/12	United States	500,000	501,199
U.S. Treasury Bond,			
3.875%, 2/15/13	United States	30,000,000	30,877,740
4.50%, 5/15/17	United States	83,000,000	98,030,802
6.50%, 11/15/26	United States	5,000,000	7,467,190
6.375%, 8/15/27	United States	12,000,000	17,870,628
5.50%, 8/15/28	United States	20,000,000	27,712,500
6.125%, 8/15/29	United States	5,000,000	7,431,250
5.375%, 2/15/31	United States	22,000,000	30,690,000
4.50%, 2/15/36	United States	18,700,000	23,734,395
4.75%, 2/15/37	United States	9,000,000	11,849,067
5.00%, 5/15/37	United States	10,000,000	13,632,810
4.50%, 5/15/38	United States	40,000,000	50,975,000
3.50%, 2/15/39	United States	33,500,000	36,321,336
4.25%, 5/15/39	United States	4,000,000	4,910,624
4.625%, 2/15/40	United States	58,300,000	75,844,685
4.375%, 5/15/40	United States	3,000,000	3,755,157
3.875%, 8/15/40	United States	16,700,000	19,265,020
4.75%, 2/15/41	United States	4,000,000	5,308,124
4.375%, 5/15/41	United States	4,000,000	5,010,624
3.125%, 11/15/41	United States	6,900,000	6,911,861
U.S. Treasury Note,			
0.75%, 5/31/12	United States	15,000,000	15,009,375
1.50%, 7/15/12	United States	20,000,000	20,060,160
2.75%, 2/28/13	United States	35,000,000	35,747,845
3.375%, 7/31/13	United States	185,000	192,284
2.75%, 10/31/13	United States	69,800,000	72,414,778
4.25%, 11/15/13	United States	31,000,000	32,904,826
2.00%, 11/30/13	United States	56,500,000	58,062,564
4.00%, 2/15/14	United States	36,000,000	38,400,480
1.75%, 3/31/14	United States	67,000,000	68,913,185
1.875%, 4/30/14	United States	54,000,000	55,717,038
2.625%, 6/30/14	United States	3,680,000	3,866,587
2.25%, 1/31/15	United States	36,000,000	37,847,808
4.00%, 2/15/15	United States	6,900,000	7,591,622
2.50%, 4/30/15	United States	79,500,000	84,462,549
4.125%, 5/15/15	United States	12,000,000	13,340,628
2.125%, 5/31/15	United States	28,000,000	29,463,448

108 | Semiannual Report

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Statement of Investments, April 30, 2012 (unaudited) (continued)

Semiannual Report | 109

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)			
Banks (continued)			
JPMorgan Chase Commercial Mortgage Securities Corp.,			
2005-LDP2, AJ, 4.842%, 7/15/42	United States	1,000,000	$ 939,941
[f]2006-CB14, AM, FRN, 5.448%, 12/12/44	United States	8,000,000	8,018,828
[f]2006-CB14, B, FRN, 5.538%, 12/12/44	United States	8,000,000	3,935,760
2006-CB17, AM, 5.464%, 12/12/43	United States	9,290,000	9,279,967
[a,f]2007-FL1A, A1, 144A, FRN, 0.615%, 7/15/19	United States	13,721,133	13,576,074
LB-UBS Commercial Mortgage Trust, 2006-C6, AJ, 5.452%, 9/15/39	United States	10,120,000	9,755,209
[f]Merrill Lynch Mortgage Investors Inc., 2003-A, 1A, FRN, 0.979%, 3/25/28	United States	4,171,853	3,932,572
[f]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.219%, 11/12/37	United States	8,000,000	7,692,052
[f]Morgan Stanley ABS Capital I Inc. Trust,			
2003-HE1, M1, FRN, 1.439%, 5/25/33	United States	6,233,601	4,728,719
2005-WMC, M2, FRN, 0.974%, 1/25/35	United States	5,400,000	4,380,450
[f]Wachovia Bank Commercial Mortgage Trust,			
FRN, 5.737%, 5/15/16	United States	6,683,000	4,793,165
[a]2007-WHL8, A1, 144A, FRN, 0.32%, 6/15/20	United States	13,144,626	12,198,147
Wells Fargo Mortgage Backed Securities Trust,			
[f]2004-W, A9, FRN, 2.762%, 11/25/34	United States	4,398,969	4,408,517
2007-3, 3A1, 5.50%, 4/25/37	United States	3,251,504	3,370,795
[b]Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24	United States	25,299	25,299
			218,508,479
Diversified Financials 2.9%			
[f]AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 0.879%, 12/22/27	United States	112,722	91,253
[f]American Express Credit Account Master Trust, 2009-1, A, FRN, 1.59%, 12/15/14	United States	11,200,000	11,206,058
[f]Amortizing Residential Collateral Trust, 2002-BC1, M1, FRN, 1.514%, 1/25/32	United States	192,146	83,412
[a,f]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.491%, 11/25/20	Cayman Islands	1,090,000	918,908
[a,f]Armstrong Loan Funding Ltd., 2008-1A, B, 144A, FRN, 1.547%, 8/01/16	Cayman Islands	3,183,570	3,164,039
[f]Bank of America Credit Card Trust, 2008-A7, A7, FRN, 0.94%, 12/15/14	United States	7,000,000	7,010,032
[f]Bear Stearns Alt-A Trust, 2004-13, A2, FRN, 1.119%, 11/25/34	United States	2,556,797	1,965,852
[a,f]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.814%, 3/11/21	Cayman Islands	1,006,000	848,128
[f]Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2, FRN, 0.739%, 2/25/35	United States	1,351,769	1,186,346
[f]Chase Issuance Trust, 2007-A9, A9, FRN, 0.27%, 6/16/14	United States	16,450,000	16,450,850
[a,f]Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.467%, 10/15/21	Cayman Islands	690,000	609,308

110 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)			
Diversified Financials (continued)			
[a,f]Commercial Industrial Finance Corp., 2007-3A, A1J, 144A, FRN, 0.866%, 7/26/21	Cayman Islands	1,420,000	$ 1,213,752
Countrywide Home Loans, 2004-J8, 3A3, 5.50%, 12/25/34	United States	518,258	521,246
[f]Discover Card Master Trust,			
2009-A1, A1, FRN, 1.54%, 12/15/14	United States	16,330,000	16,356,293
2009-A2, A, FRN, 1.54%, 2/17/15	United States	9,790,000	9,826,387
[a,f]DLJ Mortgage Acceptance Corp., 1997-CF1, S, 144A, IO, FRN, 0.846%, 5/15/30	United States	4,518	—
[f]First Franklin Mortgage Loan Asset-Backed Certificates, 2004-FF11, 1A2, FRN, 0.939%, 1/25/35	United States	760,091	719,447
[a]Gale Force CLO Ltd., 2005-1A, B1, 144A, 1.003%, 11/15/17	Cayman Islands	7,000,000	6,258,350
[f]GE Capital Credit Card Master Note Trust, 2007-4, A, FRN, 0.29%, 6/15/15	United States	14,500,000	14,500,380
[a,f]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.947%, 11/01/17	Cayman Islands	4,000,000	3,390,860
GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	United States	10,285,000	7,218,792
Green Tree Financial Corp., 1999-3, A7, 6.74%, 2/01/31	United States	7,632,013	7,607,919
[f]Home Equity Mortgage Trust, 2004-4, M3, FRN, 1.214%, 12/25/34	United States	3,775,334	2,759,713
[a,f]Katonah Ltd., 2007-IA, A2L, 144A, FRN, 1.966%, 4/23/22	Cayman Islands	5,416,684	4,622,652
[a]Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A, 5.35%, 2/10/39	United States	1,839,176	1,747,218
[a,f]MAPS CLO Fund LLC, 2005-1A, B, 144A, FRN, 0.974%, 12/21/17	United States	1,200,000	1,115,106
[f,g]Pacifica CDO Ltd., 2005-5X, A2, FRN, Reg S, 0.916%, 1/26/20	Cayman Islands	5,000,000	4,219,725
Residential Asset Securities Corp.,			
2001-KS2, AI5, 7.514%, 6/25/31	United States	8,866	7,481
2004-KS1, AI4, 4.213%, 4/25/32	United States	284,601	278,971
[f]2005-AHL2, A2, FRN, 0.499%, 10/25/35	United States	552,523	521,385
[f]SLM Student Loan Trust,			
2005-4, A2, FRN, 0.546%, 4/26/21	United States	316,262	315,038
2005-9, A4, FRN, 0.566%, 1/25/23	United States	795,768	792,559
[f]Structured Asset Securities Corp., 2002-1A, 2A1, FRN, 1.899%, 2/25/32	United States	35,839	33,125
[a,f]Veritas CLO Ltd., 2006-2A, A2, 144A, FRN, 0.799%, 7/11/21	Cayman Islands	1,300,000	1,132,170
[a,f]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.772%, 8/01/22	Cayman Islands	3,543,920	3,323,169
			132,015,924
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $343,712,714)			350,524,403

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Mortgage-Backed Securities 18.4%			
[f]**Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%**			
FHLMC, 2.282%, 6/01/36	United States	307,204	$ 323,551
FHLMC, 2.381%, 7/01/34	United States	390,232	412,945
FHLMC, 2.474%, 11/01/27	United States	3,621,994	3,762,585
FHLMC, 2.529%, 4/01/32	United States	659,918	701,218
FHLMC, 2.537%, 9/01/32	United States	188,099	200,278
FHLMC, 2.552%, 4/01/30	United States	390,890	418,183
FHLMC, 2.591%, 10/01/36	United States	41,923	44,887
FHLMC, 2.595%, 12/01/34	United States	210,907	224,699
FHLMC, 5.275%, 3/01/25	United States	118,369	126,295
			6,214,641
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.0%			
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18	United States	227,880	246,623
FHLMC Gold 15 Year, 5.50%, 11/01/22	United States	802,776	873,123
FHLMC Gold 15 Year, 6.00%, 2/01/17 - 9/01/22	United States	2,069,036	2,241,481
[l]FHLMC Gold 30 Year, 4.00%, 5/01/41	United States	92,000,000	97,074,380
FHLMC Gold 30 Year, 4.50%, 3/01/39	United States	8,876,956	9,473,897
[l]FHLMC Gold 30 Year, 4.50%, 5/01/39	United States	54,000,000	57,594,375
[l]FHLMC Gold 30 Year, 5.00%, 8/01/33 - 5/01/39	United States	62,557,294	67,638,802
FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	12,615,630	13,758,127
FHLMC Gold 30 Year, 6.00%, 5/01/33 - 4/01/38	United States	10,712,122	11,848,776
FHLMC Gold 30 Year, 6.50%, 8/01/25 - 3/01/39	United States	6,831,237	7,717,080
FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32	United States	314,049	372,279
FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	51,907	63,554
FHLMC Gold 30 Year, 8.00%, 2/01/30	United States	87,878	108,634
FHLMC Gold 30 Year, 8.50%, 10/01/24 - 8/01/30	United States	21,568	26,573
FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	39,631	45,130
FHLMC Gold 30 Year, 10.00%, 10/01/30	United States	54,711	65,334
			269,148,168
[f]**Federal National Mortgage Association (FNMA) Adjustable Rate 0.3%**			
FNMA, 2.00%, 6/01/15	United States	48,105	48,520
FNMA, 2.096%, 10/01/32	United States	728,030	760,846
FNMA, 2.272%, 12/01/22	United States	55,527	58,763
FNMA, 2.30%, 12/01/34	United States	298,145	314,527
FNMA, 2.301%, 11/01/31	United States	255,997	270,149
FNMA, 2.31%, 12/01/34	United States	379,934	401,550
FNMA, 2.324%, 10/01/36	United States	115,424	122,017
FNMA, 2.425%, 5/01/25	United States	93,593	100,166
FNMA, 2.474%, 9/01/34	United States	4,263,147	4,420,438
FNMA, 2.50%, 1/01/17	United States	23,192	24,160
FNMA, 2.593%, 4/01/35	United States	1,734,605	1,847,581
FNMA, 2.677%, 2/01/34	United States	1,155,450	1,234,358
FNMA, 2.725%, 6/01/32	United States	46,942	47,212
FNMA, 2.852%, 12/01/27	United States	295,062	309,792
FNMA, 2.886%, 6/01/33	United States	291,263	305,782
FNMA, 2.893%, 3/01/33	United States	307,119	322,509

112 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Mortgage-Backed Securities (continued)			
[f]**Federal National Mortgage Association (FNMA) Adjustable Rate (continued)**			
FNMA, 3.49%, 12/01/24	United States	24,587	$ 25,477
FNMA, 4.103%, 8/01/33	United States	4,116,708	4,405,717
FNMA, 4.913%, 6/01/17	United States	48,761	48,965
FNMA, 5.641%, 3/01/37	United States	543,772	585,569
			15,654,098
Federal National Mortgage Association (FNMA) Fixed Rate 11.9%			
FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19	United States	524,005	565,150
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	United States	525,483	571,517
FNMA 15 Year, 5.50%, 1/01/14 - 12/01/23	United States	1,395,387	1,524,949
FNMA 15 Year, 6.00%, 8/01/16 - 9/01/22	United States	697,617	763,715
FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16	United States	11,583	12,853
[i]FNMA 30 Year, 3.50%, 5/01/42	United States	15,000,000	15,578,906
[i]FNMA 30 Year, 4.00%, 5/01/41	United States	154,000,000	162,927,180
[i]FNMA 30 Year, 4.50%, 5/01/39	United States	83,985,000	89,942,686
FNMA 30 Year, 5.00%, 6/01/36 - 5/01/39	United States	16,754,119	18,217,759
[i]FNMA 30 Year, 5.00%, 5/01/39	United States	155,300,000	168,670,398
FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37	United States	30,873,938	34,195,109
[i]FNMA 30 Year, 6.00%, 9/01/32 - 6/01/39	United States	35,799,874	39,631,330
FNMA 30 Year, 6.50%, 5/01/28 - 5/01/37	United States	1,225,696	1,400,468
FNMA 30 Year, 7.00%, 11/01/25 - 1/01/31	United States	29,347	34,755
FNMA 30 Year, 7.50%, 1/01/30	United States	33,574	40,853
FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32	United States	204,053	255,016
FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27	United States	326,431	402,383
			534,735,027
[f]**Government National Mortgage Association (GNMA) Adjustable Rate 0.0%**[†]			
GNMA, 1.625%, 1/20/23 - 10/20/26	United States	95,143	98,620
Government National Mortgage Association (GNMA) Fixed Rate 0.1%			
GNMA I SF 30 Year, 6.00%, 1/15/39	United States	1,153,963	1,303,775
GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38	United States	184,807	213,564
GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31	United States	93,314	110,750
GNMA I SF 30 Year, 7.50%, 2/15/17 - 5/15/26	United States	261,325	284,785
GNMA I SF 30 Year, 8.00%, 8/15/16 - 5/15/17	United States	84,488	87,007
GNMA I SF 30 Year, 9.00%, 9/15/25 - 1/15/31	United States	2,666	2,877
GNMA II SF 30 Year, 6.00%, 5/20/31	United States	17,879	20,252
GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38	United States	2,143,824	2,460,569
GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33	United States	115,166	140,940
GNMA II SF 30 Year, 8.00%, 5/20/27 - 7/20/27	United States	141,117	147,055
			4,771,574
Total Mortgage-Backed Securities (Cost $810,623,575)			830,622,128

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Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Municipal Bonds 1.3%			
California State GO, Various Purpose, 6.00%, 11/01/39	United States	2,385,000	$ 2,790,498
[f]California State Judgment Trust COP, FRN, 1.671%, 6/01/15	United States	4,510,000	4,276,743
California State Public Works Board Lease Revenue, Various Capital Projects, Series E, 4.029%, 12/01/16	United States	8,850,000	9,271,437
Chicago Transit Authority Sales and Transfer Tax Receipts Revenue, Pension Funding, Series A, 6.899%, 12/01/40	United States	800,000	978,368
Chicago Waterworks Revenue, second lien, Refunding, 5.25%, 11/01/38	United States	5,000,000	5,443,800
Citizens Property Insurance Corp. Revenue, High-Risk Account, Senior Secured, Series A-1, Assured Guaranty, 4.50%, 6/01/14	United States	11,300,000	12,084,559
Connecticut State GO, Series B, 5.00%, 4/15/18	United States	650,000	789,763
Illinois State GO, 5.877%, 3/01/19	United States	9,200,000	10,239,692
[e]New York City IDA, 144A, 11.00%, 3/01/29	United States	700,000	926,807
Poway USD, GO, Election of 2008, ID No. 2007-1, Series A, zero cpn.,			
8/01/27	United States	1,150,000	580,071
8/01/30	United States	1,150,000	486,611
8/01/32	United States	1,440,000	541,512
8/01/33	United States	760,000	268,394
San Francisco City and County GO, Build America Bonds, 5.93%, 6/15/28	United States	4,600,000	5,524,830
Tulare Sewer Revenue, Build America Bonds, Series B, AGMC Insured, 8.75%, 11/15/44	United States	2,895,000	3,250,593
Total Municipal Bonds (Cost $51,910,945)			57,453,678
Total Investments before Short Term Investments (Cost $4,798,738,824)			4,976,318,460
Short Term Investments 3.3%			
Foreign Government and Agency Securities 2.5%			
[s]Australia Treasury Bill, 8/10/12	Australia	2,960,000 AUD	3,056,654
[i,s]Bank of Negara Monetary Note, 5/17/12 - 2/26/13	Malaysia	53,095,000 MYR	17,256,223
Government of Singapore, senior bond, 2.50%, 10/01/12	Singapore	10,200,000 SGD	8,319,466
[s]Israel Treasury Bill, 5/02/12	Israel	4,240,000 ILS	1,126,027
[s]Malaysia Treasury Bill, 7/27/12	Malaysia	30,000 MYR	9,856
[s]Norway Treasury Bill, 6/20/12	Norway	138,350,000 NOK	24,131,728
[s]Philippine Treasury Bills, 7/11/12 - 5/02/13	Philippines	42,100,000 PHP	986,664
[s]Singapore Treasury Bills, 6/28/12 - 5/02/13	Singapore	33,790,000 SGD	27,273,363
[s]Sri Lanka Treasury Bills, 7/06/12 - 9/28/12	Sri Lanka	9,990,000 LKR	75,294
United Kingdom Treasury Note, 5.25%, 6/07/12	United Kingdom	19,433,000 GBP	31,697,233
Total Foreign Government and Agency Securities (Cost $113,016,124)			113,932,508
Total Investments before Money Market Funds (Cost $4,911,754,948)			5,090,250,968

114 | Semiannual Report

Semiannual Report | 115

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund

Financial Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury 2 Year Note	Long	177	$39,036,797	6/29/12	$43,808	$—

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	JPHQ	Buy	366,363,000	$ 7,794,957	5/04/12	$ —	$ (845,010)
Singapore Dollar	MSCO	Buy	14,102,839	11,375,000	5/18/12	21,427	—
Euro	DBAB	Sell	585,912	818,109	5/21/12	42,296	—
Euro	DBAB	Buy	3,377,000	4,504,409	5/25/12	—	(32,814)
Euro	DBAB	Sell	6,255,997	8,611,216	5/25/12	327,448	—
Indian Rupee	DBAB	Buy	21,978,000	460,562	6/01/12	—	(46,340)
Indian Rupee	HSBC	Buy	25,398,000	537,979	6/04/12	—	(59,601)
Euro	DBAB	Sell	4,231,115	6,043,894	6/06/12	441,004	—
Indian Rupee	DBAB	Buy	16,189,000	341,396	6/07/12	—	(36,663)
Euro	DBAB	Sell	10,340,000	14,922,171	6/08/12	1,229,672	—
Indian Rupee	HSBC	Buy	4,321,000	91,760	6/08/12	—	(10,441)
Indian Rupee	DBAB	Buy	4,383,000	93,038	6/11/12	—	(10,603)
Indian Rupee	HSBC	Buy	10,910,000	231,635	6/13/12	—	(26,529)
Indian Rupee	DBAB	Buy	10,971,000	232,387	6/18/12	—	(26,350)
Indian Rupee	DBAB	Buy	9,993,000	210,867	6/20/12	—	(23,275)
Euro	DBAB	Sell	3,758,000	4,909,113	6/27/12	—	(67,862)
Euro	DBAB	Sell	2,078,700	2,971,710	7/05/12	218,577	—
Euro	BZWS	Sell	8,373,330	11,866,683	8/01/12	774,034	—
Euro	DBAB	Sell	633,667	900,725	8/06/12	61,222	—
Euro	CITI	Sell	477,390	670,232	8/08/12	37,754	—
Euro	CITI	Sell	138,480	194,848	8/09/12	11,379	—
Euro	DBAB	Sell	14,200,000	20,169,538	8/13/12	1,355,389	—
Euro	MSCO	Sell	1,411,000	1,997,983	8/15/12	128,450	—
Euro	DBAB	Sell	1,624,000	2,310,611	8/16/12	158,835	—
Euro	DBAB	Sell	471,200	674,999	8/20/12	50,637	—
Euro	BZWS	Sell	394,738	567,633	8/23/12	44,570	—
Euro	DBAB	Sell	2,355,122	3,372,182	8/23/12	251,432	—
Euro	BZWS	Sell	661,454	948,922	8/24/12	72,426	—
Euro	BZWS	Sell	527,053	759,402	8/27/12	60,978	—
Euro	DBAB	Sell	1,291,295	1,860,950	8/27/12	149,790	—
Euro	MSCO	Sell	955,724	1,377,332	8/27/12	110,854	—
Malaysian Ringgit	JPHQ	Buy	12,560,000	4,199,686	8/27/12	—	(80,753)
Euro	DBAB	Sell	399,359	571,722	8/29/12	42,500	—
Euro	JPHQ	Sell	3,445,999	4,954,795	8/29/12	388,224	—

116 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	18,480,000	$26,555,760	8/30/12	$ 2,066,144	$ —
Euro	DBAB	Sell	18,704	27,052	8/31/12	2,265	—
Philippine Peso	JPHQ	Buy	566,370,000	13,396,329	9/04/12	—	(87,929)
Euro	BZWS	Sell	406,980	571,441	9/10/12	32,045	—
Euro	BZWS	Sell	399,424	558,395	9/12/12	29,002	—
Euro	BZWS	Sell	1,139,504	1,558,642	9/14/12	48,319	—
Euro	UBSW	Sell	1,062,724	1,456,676	9/17/12	48,071	—
Euro	BZWS	Sell	267,947	371,428	9/19/12	16,265	—
Singapore Dollar	JPHQ	Buy	4,247,000	3,353,336	9/19/12	81,636	—
Euro	BZWS	Sell	649,831	884,108	9/24/12	22,710	—
British Pound	DBAB	Sell	236,500	372,724	10/01/12	—	(10,769)
Philippine Peso	DBAB	Buy	44,751,000	1,027,578	10/04/12	21,873	—
Philippine Peso	HSBC	Buy	35,897,000	814,342	10/04/12	27,474	—
Euro	DBAB	Sell	10,525,238	13,977,516	10/05/12	23,815	—
Philippine Peso	DBAB	Buy	53,504,000	1,228,565	10/05/12	26,067	—
Philippine Peso	HSBC	Buy	53,517,000	1,206,398	10/05/12	48,540	—
Indian Rupee	DBAB	Buy	622,168,250	12,234,161	10/09/12	—	(798,085)
Philippine Peso	DBAB	Buy	43,922,000	1,009,121	10/09/12	20,546	—
Philippine Peso	JPHQ	Buy	14,135,000	324,049	10/09/12	7,319	—
Philippine Peso	DBAB	Buy	35,146,000	807,397	10/11/12	16,424	—
Philippine Peso	HSBC	Buy	52,793,000	1,213,883	10/11/12	23,583	—
Philippine Peso	JPHQ	Buy	17,535,000	401,995	10/11/12	9,025	—
Philippine Peso	DBAB	Buy	10,465,000	239,748	10/12/12	5,535	—
Euro	DBAB	Sell	496,119	683,850	10/15/12	26,052	—
Philippine Peso	HSBC	Buy	17,449,000	399,885	10/15/12	9,010	—
Philippine Peso	JPHQ	Buy	39,005,000	894,697	10/15/12	19,336	—
Euro	HSBC	Sell	267,000	366,663	10/17/12	12,643	—
Euro	DBAB	Sell	6,799,883	9,359,359	10/22/12	342,760	—
Japanese Yen	DBAB	Sell	879,763,200	11,657,125	10/29/12	610,038	—
Euro	DBAB	Sell	1,550,791	2,186,321	10/31/12	129,746	—
Euro	DBAB	Sell	168,369	234,191	11/02/12	10,903	—
Euro	DBAB	Sell	961,000	1,324,066	11/07/12	49,510	—
Euro	BZWS	Sell	78,316	107,696	11/08/12	3,826	—
Japanese Yen	BZWS	Sell	857,065,000	11,110,513	11/13/12	345,079	—
Euro	UBSW	Sell	888,264	1,207,062	11/19/12	28,769	—
Japanese Yen	UBSW	Sell	2,236,935,360	29,336,857	11/19/12	1,235,610	—
Euro	MSCO	Sell	4,438,000	5,948,251	12/03/12	59,994	—
Euro	DBAB	Sell	1,460,625	1,919,115	12/17/12	—	(19,210)
Euro	DBAB	Sell	159,550	203,825	1/03/13	—	(7,958)
Euro	BZWS	Sell	6,429,000	8,199,225	1/14/13	—	(335,865)
Euro	DBAB	Sell	168,500	220,162	1/17/13	—	(3,547)
Euro	CITI	Sell	2,584,200	3,358,504	1/28/13	—	(72,951)
Euro	DBAB	Sell	2,367,500	3,075,856	1/28/13	—	(67,852)

Semiannual Report | 117

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	6,077,815	$ 8,005,698	1/30/13	$ —	$ (65,012)
Chilean Peso	MSCO	Buy	3,670,729,000	7,326,804	1/31/13	6,509	—
Chilean Peso	MSCO	Buy	2,731,808,600	5,406,845	2/01/13	50,137	—
Japanese Yen	DBAB	Sell	1,337,253,120	17,673,338	2/04/13	847,109	—
Indonesian Rupiah	JPHQ	Buy	214,703,000,000	23,294,239	2/06/13	—	(667,088)
Chilean Peso	BZWS	Buy	1,862,800,000	3,757,918	2/13/13	—	(41,524)
Euro	DBAB	Sell	961,785	1,270,710	2/14/13	—	(6,707)
Malaysian Ringgit	DBAB	Buy	21,721,000	7,052,044	2/19/13	10,261	—
Euro	DBAB	Sell	4,185,977	5,600,000	3/04/13	38,908	—
Euro	DBAB	Sell	6,161,134	8,188,147	3/12/13	2,140	—
Euro	DBAB	Sell	1,976,070	2,589,561	3/19/13	—	(36,205)
Singapore Dollar	DBAB	Buy	2,965,200	2,341,625	3/19/13	61,695	—
Singapore Dollar	HSBC	Buy	3,390,000	2,682,599	3/19/13	65,025	—
Chilean Peso	JPHQ	Buy	824,603,750	1,652,513	3/21/13	—	(13,567)
Singapore Dollar	DBAB	Buy	3,192,500	2,545,447	3/21/13	42,157	—
Singapore Dollar	HSBC	Buy	2,551,000	2,033,642	3/21/13	34,010	—
Euro	DBAB	Sell	19,392,614	25,903,684	3/28/13	131,910	—
Euro	DBAB	Sell	13,735,000	18,246,261	4/02/13	—	(8,107)
Chilean Peso	DBAB	Buy	1,315,860,000	2,600,000	4/03/13	11,798	—
Indonesian Rupiah	JPHQ	Buy	49,790,000,000	5,200,000	4/03/13	12,072	—
Indian Rupee	DBAB	Buy	16,152,000	297,368	4/12/13	—	(8,289)
Chilean Peso	MSCO	Buy	630,480,000	1,242,937	4/15/13	6,913	—
Indian Rupee	DBAB	Buy	34,636,000	633,350	4/15/13	—	(13,694)
Indian Rupee	JPHQ	Buy	23,264,000	426,690	4/16/13	—	(10,539)
Swiss Franc	DBAB	Sell	370,875	406,900	4/16/13	—	(4,516)
Indian Rupee	JPHQ	Buy	22,836,000	417,408	4/18/13	—	(9,018)
Australian Dollar	MSCO	Buy	4,821,540	4,829,013	4/19/13	30,458	—
Chilean Peso	MSCO	Buy	564,920,000	1,114,680	4/19/13	4,739	—
Indian Rupee	DBAB	Buy	8,029,000	146,926	4/22/13	—	(3,413)
Indian Rupee	JPHQ	Buy	11,408,000	209,028	4/22/13	—	(5,116)
Indian Rupee	DBAB	Buy	16,221,000	289,346	4/26/13	446	—
Chilean Peso	CITI	Buy	906,403,000	1,794,857	4/29/13	—	(640)
Chilean Peso	JPHQ	Buy	562,321,000	1,110,429	4/29/13	2,680	—
Euro	BZWS	Sell	11,680,000	15,453,224	4/29/13	—	(75,790)
Indian Rupee	JPHQ	Buy	13,795,000	247,511	4/29/13	—	(1,155)
Euro	DBAB	Sell	603,000	800,000	4/30/13	—	(1,723)
Indian Rupee	JPHQ	Buy	11,492,000	205,777	4/30/13	—	(575)
British Pound	DBAB	Sell	236,500	370,596	10/01/13	—	(11,433)
Swiss Franc	DBAB	Sell	370,875	411,320	4/16/14	—	(3,605)
British Pound	DBAB	Sell	4,636,500	7,228,304	10/01/14	—	(230,918)
Swiss Franc	DBAB	Sell	13,270,875	14,914,055	4/16/15	—	(60,783)
Unrealized appreciation (depreciation)						12,797,799	(3,949,824)
Net unrealized appreciation (depreciation)						$ 8,847,975

118 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2012 (unaudited) (continued)

Franklin Total Return Fund

At April 30, 2012, the fund had the following credit default swap contracts outstanding. See Note 1(d).

Semiannual Report | 119

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Statement of Investments, April 30, 2012 (unaudited) *(continued)*

Franklin Total Return Fund

Credit Default Swap Contracts *(continued)*

Description	Counter-party[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Contracts to Sell Protection[d]									
Single Name									
Canadian Natural Resources Ltd.	BOFA	5,000,000	1.00%	6/20/17	$ (41,121)	$ —	$ (4,325)	$ (45,446)	BBB+
Cisco Systems Inc.	FBCO	9,000,000	1.00%	12/20/16	(28,378)	187,780	—	159,403	A+
Government of Indonesia	DBAB	41,900,000	1.00%	6/20/17	(1,208,407)	—	(319,661)	(1,528,068)	BB+
Government of Korea	GSCO	5,000,000	1.00%	3/20/16	(3,629)	9,704	—	6,074	A
Hewlett-Packard Co.	GSCO	10,000,000	1.00%	6/20/17	(238,923)	—	(10,519)	(249,442)	BBB+
PSEG Power LLC	FBCO	11,000,000	1.00%	6/20/17	(519,042)	—	(113,099)	(632,141)	BBB
Safeway Inc.	FBCO	14,000,000	1.00%	6/20/17	(723,364)	—	(341,001)	(1,064,365)	BBB
Samsung Electronics Co. Ltd.	DBAB	10,000,000	1.00%	6/20/17	122,850	—	(18,389)	104,461	A
Teck Resources Ltd.	BZWS	5,000,000	1.00%	6/20/19	(340,135)	39,034	—	(301,101)	BBB
Traded Index									
CDX.NA.HY.8, 10-15%	CITI	7,785,000	0.00%	6/20/12	(305,175)	—	(5,731)	(310,906)	Non Investment Grade
LCDX.NA.17	BZWS	27,440,000	2.50%	12/20/16	(565,097)	496,497	—	(68,600)	Non Investment Grade
LCDX.NA.18	DBAB	21,780,000	2.50%	6/20/17	(295,383)	132,033	—	(163,350)	Non Investment Grade
Unrealized appreciation (depreciation)						1,016,866	(5,724,151)		
Net unrealized appreciation (depreciation)							$(4,707,285)		

[a]Positions are generally not collateralized if the market value is under $250,000. Collateral requirements may be net of current positions at the individual counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

Counterparty	Collateral Posted (Received)
BZWS	$ 890,000
CITI	980,000
DBAB	(5,777,000)
FBCO	2,060,000
GSCO	6,990,000
JPHQ	1,250,000
MSCO	(779,688)
UBSW	(2,075,013)
Total collateral	$ 3,538,299

[b]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

[c]Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

[d]The fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

See Abbreviations on page 148.

120 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Statements

Statements of Assets and Liabilities

April 30, 2012 (unaudited)

	Franklin Adjustable U.S. Government Securities Fund	Franklin Floating Rate Daily Access Fund	Franklin Low Duration Total Return Fund	Franklin Total Return Fund
Assets:				
Investments in securities:				
Cost - Unaffiliated issuers	$2,457,251,726	$1,959,674,257	$786,179,746	$4,911,754,948
Cost - Sweep Money Fund (Note 7)	29,473,915	257,474,441	34,619,429	34,036,470
Total cost of investments	$2,486,725,641	$2,217,148,698	$820,799,175	$4,945,791,418
Value - Unaffiliated issuers	$2,512,151,680	$1,970,855,975	$796,671,675	$5,090,250,968
Value - Sweep Money Fund (Note 7)	29,473,915	257,474,441	34,619,429	34,036,470
Total value of investments	2,541,625,595	2,228,330,416	831,291,104	5,124,287,438
Cash	—	20,825,925	517,483	161,974
Restricted cash (Note 1e)	—	—	1,302,000	5,777,000
Foreign currency, at value (cost $ —, $ —, $3,750,837 and $21,840,704)	—	—	3,734,853	21,740,238
Receivables:				
Investment securities sold	8,097,504	63,599,629	1,656,301	34,439,431
Capital shares sold	10,504,672	11,233,239	4,411,501	21,378,540
Interest	6,266,759	7,688,530	6,533,869	44,150,319
Due from brokers	—	1,290,000	2,683,752	12,218,675
Variation margin	—	—	—	2,767
Swaps (premiums paid $ —, $ —, $648,523 and $5,888,791)	—	—	496,231	4,725,950
Unrealized appreciation on forward exchange contracts	—	—	2,333,545	12,797,799
Unrealized appreciation on swap contracts	—	788,302	28,500	1,016,866
Unrealized appreciation on unfunded loan commitments (Note 9)	—	16,936	1,742	13,369
Total assets	2,566,494,530	2,333,772,977	854,990,881	5,282,710,366
Liabilities:				
Payables:				
Investment securities purchased	—	122,386,177	13,376,970	727,543,201
Capital shares redeemed	7,871,140	5,789,202	2,569,946	8,499,406
Affiliates	1,847,559	1,459,554	507,418	2,633,800
Allocator Funds (Note 11)	—	—	—	25,468
Distributions to shareholders	360,927	1,146,765	139,678	1,261,742
Variation margin	—	—	6,733	—
Swaps (premiums received $ —, $1,126,125, $3,468,547 and $18,087,666)	—	1,110,739	2,673,484	13,582,094
Due to brokers	—	—	1,302,000	5,777,000
Unrealized depreciation on forward exchange contracts	—	—	1,016,146	3,949,824
Unrealized depreciation on swap contracts	—	—	741,438	5,724,151
Deferred tax	—	—	8,866	11,867
Accrued expenses and other liabilities	403,665	454,934	133,866	1,027,124
Total liabilities	10,483,291	132,347,371	22,476,545	770,035,677
Net assets, at value	$2,556,011,239	$2,201,425,606	$832,514,336	$4,512,674,689

Franklin Investors Securities Trust

Financial Statements *(continued)*

Statements of Assets and Liabilities *(continued)*

April 30, 2012 (unaudited)

	Franklin Adjustable U.S. Government Securities Fund	Franklin Floating Rate Daily Access Fund	Franklin Low Duration Total Return Fund	Franklin Total Return Fund
Net assets consist of:				
Paid-in capital	$2,585,130,496	$2,499,621,573	$832,653,733	$4,330,342,575
Undistributed net investment income (distributions in excess of net investment income)	(7,761,996)	1,623,077	(8,505,129)	(34,095,913)
Net unrealized appreciation (depreciation)	54,899,954	11,986,956	11,064,465	182,516,845
Accumulated net realized gain (loss)	(76,257,215)	(311,806,000)	(2,698,733)	33,911,182
Net assets, at value	$2,556,011,239	$2,201,425,606	$832,514,336	$4,512,674,689
Class A:				
Net assets, at value	$1,346,433,221	$1,242,745,150	$779,712,048	$2,660,200,594
Shares outstanding	151,450,127	136,757,371	76,171,455	258,870,968
Net asset value per share[a]	$8.89	$9.09	$10.24	$10.28
Maximum offering price per share (net asset value per share ÷ 97.75%, 97.75%, 97.75% and 95.75%, respectively)	$9.09	$9.30	$10.48	$10.74
Class B:				
Net assets, at value	—	$ 3,278,088	—	$ 5,364,236
Shares outstanding	—	361,020	—	522,533
Net asset value and maximum offering price per share[a]	—	$9.08	—	$10.27
Class C:				
Net assets, at value	$ 821,670,737	$ 414,956,824	—	$ 477,531,339
Shares outstanding	92,478,965	45,657,239	—	46,534,526
Net asset value and maximum offering price per share[a]	$8.88	$9.09	—	$10.26
Class R:				
Net assets, at value	—	—	—	$ 87,648,772
Shares outstanding	—	—	—	8,533,092
Net asset value and maximum offering price per share	—	—	—	$10.27
Advisor Class:				
Net assets, at value	$ 387,907,281	$ 540,445,544	$ 52,802,288	$1,281,929,748
Shares outstanding	43,586,365	59,448,098	5,149,000	124,511,110
Net asset value and maximum offering price per share	$8.90	$9.09	$10.25	$10.30

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

122 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Statements *(continued)*

	Franklin Adjustable U.S. Government Securities Fund	Franklin Floating Rate Daily Access Fund	Franklin Low Duration Total Return Fund	Franklin Total Return Fund
Investment income:				
Dividends	$ —	$ —	$ —	$ 122,828
Interest	32,090,043	58,173,453	10,105,096	77,256,182
Paydown loss	(7,725,079)	—	(482,005)	(241,857)
Total investment income	24,364,964	58,173,453	9,623,091	77,137,153
Expenses:				
Management fees (Note 3a)	5,303,778	3,363,938	1,504,844	5,575,585
Administrative fees (Note 3b)	1,330,730	2,132,525	780,261	4,140,763
Distribution fees: (Note 3c)				
Class A	1,760,066	1,510,453	911,700	3,016,126
Class B	—	23,010	—	23,402
Class C	2,729,797	1,323,184	—	1,418,204
Class R	—	—	—	211,001
Transfer agent fees (Note 3e)	1,198,507	1,147,459	380,448	3,092,211
Special servicing agreement fees (Note 11)	—	—	—	162,674
Custodian fees (Note 4)	18,577	14,642	40,455	238,973
Reports to shareholders	114,377	118,222	29,886	211,301
Registration and filing fees	95,957	172,423	78,322	110,939
Professional fees	27,398	60,976	35,722	63,924
Trustees' fees and expenses	23,099	18,826	5,006	29,728
Other	85,488	33,868	18,326	61,478
Total expenses	12,687,774	9,919,526	3,784,970	18,356,309
Expenses waived/paid by affiliates (Note 3f)	—	—	(337,368)	(644,173)
Net expenses	12,687,774	9,919,526	3,447,602	17,712,136
Net investment income	11,677,190	48,253,927	6,175,489	59,425,017
Realized and unrealized gains (losses):				
Net realized gain (loss) from:				
Investments	897,731	(7,087,523)	510,796	29,306,801
Foreign currency transactions	—	—	82,777	2,919,955
Futures contracts	—	—	(827,878)	816,241
Swap contracts	—	4,463,071	794,110	3,023,101
Net realized gain (loss)	897,731	(2,624,452)	559,805	36,066,098
Net change in unrealized appreciation (depreciation) on:				
Investments	21,901,497	49,343,136	6,232,990	46,904,767
Translation of other assets and liabilities denominated in foreign currencies	—	—	1,046,168	6,518,436
Change in deferred taxes on unrealized appreciation	—	—	(8,866)	(11,867)
Net change in unrealized appreciation (depreciation)	21,901,497	49,343,136	7,270,292	53,411,336
Net realized and unrealized gain (loss)	22,799,228	46,718,684	7,830,097	89,477,434
Net increase (decrease) in net assets resulting from operations	$34,476,418	$94,972,611	$14,005,586	$148,902,451

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124 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Statements *(continued)*

Statements of Changes in Net Assets *(continued)*

	Franklin Low Duration Total Return Fund		Franklin Total Return Fund	
	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
Increase (decrease) in net assets:				
Operations:				
Net investment income	$ 6,175,489	$ 10,389,160	$ 59,425,017	$ 120,365,854
Net realized gain (loss) from investments, foreign currency transactions, futures contracts and swap contracts	559,805	(230,790)	36,066,098	79,836,283
Net change in unrealized appreciation (depreciation) on investments, translation of other assets and liabilities denominated in foreign currencies and deferred taxes	7,270,292	(6,540,854)	53,411,336	(54,911,107)
Net increase (decrease) in net assets resulting from operations	14,005,586	3,617,516	148,902,451	145,291,030
Distributions to shareholders from:				
Net investment income and net foreign currency gains:				
Class A	(14,938,489)	(10,987,675)	(67,461,657)	(72,771,514)
Class B	—	—	(199,911)	(446,888)
Class C	—	—	(11,453,829)	(11,697,886)
Class R	—	—	(2,283,144)	(2,934,919)
Advisor Class	(1,135,906)	(600,139)	(35,413,334)	(40,541,058)
Net realized gains:				
Class A	—	(1,551,192)	(25,472,757)	(10,325,738)
Class B	—	—	(86,774)	(91,838)
Class C	—	—	(4,645,261)	(1,953,904)
Class R	—	—	(908,201)	(467,400)
Advisor Class	—	(58,206)	(12,990,506)	(5,415,770)
Total distributions to shareholders	(16,074,395)	(13,197,212)	(160,915,374)	(146,646,915)
Capital share transactions: (Note 2)				
Class A	145,023,690	275,900,533	421,455,197	378,113,118
Class B	—	—	(3,874,270)	(9,000,120)
Class C	—	—	83,935,800	29,070,047
Class R	—	—	3,277,793	(1,826,484)
Advisor Class	3,256,166	33,945,966	127,545,794	185,624,445
Total capital share transactions	148,279,856	309,846,499	632,340,314	581,981,006
Net increase (decrease) in net assets	146,211,047	300,266,803	620,327,391	580,625,121
Net assets:				
Beginning of period	686,303,289	386,036,486	3,892,347,298	3,311,722,177
End of period	$832,514,336	$686,303,289	$4,512,674,689	$3,892,347,298
Undistributed net investment income (distributions in excess of net investment income) included in net assets:				
End of period	$ (8,505,129)	$ 1,393,777	$ (34,095,913)	$ 23,290,945

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 125

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine separate funds, four of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in

126 | Semiannual Report

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not reliable or readily available. Under these procedures, VLOC convenes on a regular basis to review such securities and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statements of Operations.

Semiannual Report | 127

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued, Delayed Delivery and TBA Basis

The Funds purchase securities on a when-issued, delayed delivery, and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Funds, except Franklin Adjustable U.S. Government Securities Fund, invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the fund to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

The Franklin Low Duration Total Return Fund and Franklin Total Return Fund entered into financial futures contracts primarily to manage interest rate risk. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specific price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Franklin Low Duration Total Return Fund and Franklin Total Return Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of

128 | Semiannual Report

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds’ investment objectives.

The Funds, except Franklin Adjustable U.S. Government Securities Fund, entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statements of Operations. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds’ investment objectives.

At April 30, 2012, the Franklin Low Duration Total Return Fund and Franklin Total Return Fund hold $393,210 and $2,854,701, respectively, in U.S. Treasury Bills and Bonds as collateral for derivatives.

See Note 10 regarding other derivative information.

e. Restricted Cash

At April 30, 2012, the Franklin Low Duration Total Return Fund and Franklin Total Return Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the funds’ custodian and is reflected in the Statements of Assets and Liabilities.

f. FT Holdings Corporation I

The Franklin Total Return Fund invests in certain securities through its investment in FT Holdings Corporation I, a Delaware Corporation and a wholly-owned subsidiary (Subsidiary) of the fund. The Subsidiary has the ability to invest in securities consistent with the investment objective of

Semiannual Report | 129

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	FT Holdings Corporation I (continued)

the fund. At April 30, 2012, all Subsidiary investments as well as any other assets and liabilities are reflected in the fund’s Statement of Investments and Statement of Assets and Liabilities.

All income and expenses of the Subsidiary during the period ended April 30, 2012, have been included in the fund’s Statement of Operations.

g. Mortgage Dollar Rolls

The Franklin Total Return Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

h. Senior Floating Rate Interests

The Funds, except Franklin Adjustable U.S. Government Securities Fund, invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the funds invest are generally readily marketable, but may be subject to some restrictions on resale.

i. Income and Deferred Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. Each fund files U.S. income tax returns as well as tax returns in certain other jurisdictions.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
i.	Income and Deferred Taxes (continued)

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of April 30, 2012, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statements of Operations.

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
k.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2012, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

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Notes to Financial Statements (unaudited) (continued)

2. Shares of Beneficial Interest *(continued)*

	Franklin Adjustable U.S. Government Securities Fund		Franklin Floating Rate Daily Access Fund	
	Shares	Amount	Shares	Amount
Class B Shares:				
Six Months ended April 30, 2012				
Shares sold			11,662	$ 104,415
Shares issued in reinvestment of distributions			8,616	76,956
Shares redeemed			(315,612)	(2,821,071)
Net increase (decrease)			(295,334)	$ (2,639,700)
Year ended October 31, 2011				
Shares sold			305,917	$ 2,803,572
Shares issued in reinvestment of distributions			31,378	285,208
Shares redeemed			(821,285)	(7,451,831)
Net increase (decrease)			(483,990)	$ (4,363,051)
Class C Shares:				
Six Months ended April 30, 2012				
Shares sold	11,346,315	$ 100,411,185	4,810,284	$ 43,196,334
Shares issued in reinvestment of distributions	485,183	4,299,225	809,735	7,253,735
Shares redeemed	(16,287,194)	(144,163,924)	(7,568,151)	(67,582,627)
Net increase (decrease)	(4,455,696)	$ (39,453,514)	(1,948,132)	$ (17,132,558)
Year ended October 31, 2011				
Shares sold	34,975,895	$ 309,643,593	33,319,106	$ 305,271,674
Shares issued in reinvestment of distributions	1,367,605	12,107,689	1,567,630	14,212,325
Shares redeemed	(46,934,914)	(415,503,090)	(17,208,137)	(154,394,524)
Net increase (decrease)	(10,591,414)	$ (93,751,808)	17,678,599	$ 165,089,475
Advisor Class Shares:				
Six Months ended April 30, 2012				
Shares sold	15,800,611	$ 140,104,916	17,380,357	$ 155,717,169
Shares issued in reinvestment of distributions	355,461	3,154,493	778,028	6,969,422
Shares redeemed	(27,900,722)	(247,317,489)	(17,728,417)	(158,662,872)
Net increase (decrease)	(11,744,650)	$(104,058,080)	429,968	$ 4,023,719
Year ended October 31, 2011				
Shares sold	41,614,300	$ 368,936,696	57,316,343	$ 524,986,466
Shares issued in reinvestment of distributions	771,111	6,837,104	1,630,959	14,788,192
Shares redeemed	(28,416,083)	(251,931,280)	(29,907,732)	(268,850,627)
Net increase (decrease)	13,969,328	$ 123,842,520	29,039,570	$ 270,924,031

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Notes to Financial Statements (unaudited) (continued)

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Notes to Financial Statements (unaudited) (continued)

2. Shares of Beneficial Interest *(continued)*

	Franklin Low Duration Total Return Fund		Franklin Total Return Fund	
	Shares	Amount	Shares	Amount
Class R Shares:				
Six Months ended April 30, 2012				
Shares sold			1,249,026	$ 12,750,047
Shares issued in reinvestment of distributions			296,471	2,995,447
Shares redeemed			(1,222,689)	(12,467,701)
Net increase (decrease)			322,808	$ 3,277,793
Year ended October 31, 2011				
Shares sold			2,433,851	$ 24,902,230
Shares issued in reinvestment of distributions			303,891	3,096,895
Shares redeemed			(2,924,073)	(29,825,609)
Net increase (decrease)			(186,331)	$ (1,826,484)
Advisor Class Shares:				
Six Months ended April 30, 2012				
Shares sold	1,788,911	$ 18,300,716	18,346,895	$ 187,838,754
Shares issued in reinvestment of distributions	54,838	557,438	4,255,396	43,107,781
Shares redeemed	(1,523,655)	(15,601,988)	(10,118,384)	(103,400,741)
Net increase (decrease)	320,094	$ 3,256,166	12,483,907	$ 127,545,794
Year ended October 31, 2011				
Shares sold	5,149,903	$ 53,354,985	36,637,086	$ 375,316,487
Shares issued in reinvestment of distributions	31,089	322,676	3,946,657	40,315,956
Shares redeemed	(1,901,462)	(19,731,695)	(22,498,937)	(230,007,998)
Net increase (decrease)	3,279,530	$ 33,945,966	18,084,806	$ 185,624,445

3. Transactions with Affiliates

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Advisers, Inc. (Advisers)	Administrative manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Franklin Adjustable U.S. Government Securities Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

The Franklin Adjustable U.S. Government Securities Fund pays an administrative fee to Advisers based on the fund’s average daily net assets as follows:

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin Low Duration Total Return Fund and Franklin Total Return Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the funds do not exceed 0.65% and 0.63%, respectively (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until February 28, 2013.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended April 30, 2012, there were no credits earned.

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Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At October 31, 2011, the capital loss carryforwards were as follows:

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Notes to Financial Statements (unaudited) (continued)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2012, were as follows:

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At April 30, 2012, the Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund and Franklin Total Return Fund had 98.40%, 13.59%, and 12.98%, respectively, of their portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Franklin Low Duration Total Return Fund and Franklin Total Return Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April 30, 2012, the aggregate value of these securities for the Franklin Low Duration Total Return Fund and Franklin Total Return Fund was $986,500 and $3,519,760, representing 0.12% and 0.08%, respectively, of each fund’s net assets. The funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified on the accompanying Statements of Investments.

9. UNFUNDED LOAN COMMITMENTS

The Funds, except Franklin Adjustable U.S. Government Securities Fund, enter into certain credit agreements, all or a portion of which may be unfunded. The funds are obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statements of Investments.

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Notes to Financial Statements (unaudited) (continued)

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Notes to Financial Statements (unaudited) (continued)

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Notes to Financial Statements (unaudited) (continued)

For the period ended April 30, 2012, the average month end market value of derivatives represented 0.05%, 0.57%, and 0.61% respectively, of average month end net assets. The average month end number of open derivative contracts for the period was 1, 150, and 170, respectively.

See Note 1(d) regarding derivative financial instruments.

11. SPECIAL SERVICING AGREEMENT

The Funds, except Franklin Adjustable U.S. Government Securities Fund, which are eligible underlying investments of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participate in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the funds and the Allocator Funds. Under the SSA, the funds may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative and distribution fees), to the extent such payments are less than the amount of the benefits realized or expected to be realized by the funds (e.g., due to reduced costs associated with servicing accounts) from the investment in the funds by the Allocator Funds. The Allocator Funds are either managed by Advisers or administered by FT Services. For the period ended April 30, 2012, the Franklin Total Return Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the fund is noted in the Statement of Operations. At April 30, 2012, 4.97% of the fund’s outstanding shares was held by one or more of the Allocator Funds.

12. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for

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Notes to Financial Statements (unaudited) (continued)

12. CREDIT FACILITY (continued)

temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended April 30, 2012, the Funds did not use the Global Credit Facility.

13. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2012, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

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Notes to Financial Statements (unaudited) (continued)

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Notes to Financial Statements (unaudited) (continued)

14. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

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Notes to Financial Statements (unaudited) (continued)

14. NEW ACCOUNTING PRONOUNCEMENTS (continued)

In December 2011, FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a Fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

15. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Notes to Financial Statements (unaudited) (continued)

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 28, 2012, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds that constitute Franklin Investors Securities Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivative and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares in comparison with its selected performance universe during 2011 and during the previous 10 years ended December 31, 2011, unless otherwise noted. Performance on a total return basis was shown by Lipper for all Funds with performance on an income return basis being shown for those Funds having income return as an element of their investment objective. The following summarizes the performance results for each Fund.

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Franklin Adjustable U.S. Government Securities Fund – The Fund’s investment performance was shown in comparison with a performance universe consisting of all retail and institutional ultra-short obligation funds as selected by Lipper. The Lipper report showed the Fund’s income return in 2011 to be in the highest or best performing quintile of such performance universe, and on an annualized basis to also be in the highest quintile of such universe during each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return during 2011 to also be in the highest quintile of its performance universe, and on an annualized basis to be in the highest quintile of its performance universe for each of the previous five- and 10-year periods, and in the middle quintile of such universe for the previous three-year period. The Board was satisfied with the Fund’s comparative performance as set forth in the Lipper report.

Franklin Floating Rate Daily Access Fund – The Fund’s investment performance was shown in comparison with a performance universe consisting of all retail and institutional loan participation funds as selected by Lipper. The Lipper report showed its income return during 2011 to be in the middle quintile of its performance universe, and its income return on an annualized basis during the previous three-, five- and 10-year periods to be in either the lowest or second-lowest quintile of its performance universe. The Lipper report showed the Fund’s total return during 2011 to be in the second-lowest quintile of its performance universe and on an annualized basis for the previous three-, five- and 10-year periods to be in either the lowest or second-lowest quintile of such universe. In discussing such performance, management pointed out that during 2011 the Fund’s performance was negatively impacted by one particular investment, absent which the Fund’s total return would have exceeded the performance universe median and that maintaining cash to meet a high level of redemptions had also hurt performance. The Board was not satisfied with the Fund’s comparative performance as set forth in the Lipper report and intends to continue monitoring ongoing performance. The Board, however, did not believe that any immediate change in portfolio managers was warranted and noted that the Fund’s total return for each of the annualized previous five- and 10-year periods were within 26 basis points of the performance universe median as shown in the Lipper report.

Franklin Low Duration Total Return Fund – The Fund’s investment performance was shown in comparison to a performance universe consisting of all retail and institutional short investment-grade debt funds as selected by Lipper. The Fund has been in operation for less than 10 years and the Lipper report showed its income return for 2011 to be in the highest or best performing quin-tile of its performance universe, and on an annualized basis to be in the second-highest quintile of the performance universe for each of the previous three- and five-year periods. The Lipper report showed the Fund’s total return for 2011 to be in the second-lowest quintile of its performance universe, and on an annualized basis to be in the middle quintile of such universe for the previous three-year period, but to be in the highest quintile of such universe for the previous five-year period. The Board believed the Fund’s performance as shown in the Lipper report to be acceptable, noting its favorable income and longer term total return comparative performances and the Fund’s investment objective of providing a high level of current income while seeking preservation of capital.

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Franklin Total Return Fund – The Fund’s investment performance was shown in comparison to a performance universe consisting of all retail and institutional intermediate investment-grade debt funds as selected by Lipper. The Lipper report showed the Fund’s income return to be in the highest or best performing quintile of its performance universe during 2011 and to also be in the highest quintile of such universe for the previous three-, five- and 10-year periods on an annualized basis. The Lipper report showed the Fund’s total return during 2011 to be in the second-lowest quintile of its performance universe, but on an annualized basis to be in the second-highest quintiles of such universe for the previous three- and 10-year periods, and the middle quintile of such universe for the previous five-year period. The Board was satisfied with the Fund’s overall comparative performance, noting the Fund’s objective of seeking current income consistent with preservation of capital and that the Fund’s 2011 total return exceeded 5 1 / 2 % as shown in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as asset decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its expense group. The Lipper contractual investment management fee analysis includes within such fee any separate administrative fees, and the Lipper total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the contractual investment management fee rate and actual total expense ratio for Franklin Floating Rate Daily Access Fund were in the second least expensive quintile of its Lipper expense group. The Board was satisfied with the comparative contractual investment management fee rate and actual total expense ratio of the Fund as shown in the Lipper reports. The contractual investment management fee rate as well as the actual total expense ratio of Franklin Adjustable U.S. Government Securities Fund was above the median of its Lipper expense group but was within six basis points of the median for such group. The Board found the comparative contractual investment fee rate and actual total expense ratio of this Fund as shown in the Lipper report to be acceptable. The contractual investment management fee and actual total expense ratios for Franklin Total Return Fund and Franklin Low Duration Total Return Fund were each above the median of their respective Lipper expense groups, but their actual total expense ratios were less than six basis points above the median of their expense groups. The Board found the contractual management fees and total expense ratios of each of these Funds to be acceptable, noting that their expenses were subsidized through management fee waivers and reimbursements.

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2011, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to implement systems to meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with each Fund and its shareholders through management fee breakpoints so that as a Fund grows

Semiannual Report | 153

Franklin Investors Securities Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

in size, its effective management fee rate declines. The management fee structure including a separate fixed administrative fee for each of Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund provides for breakpoints in stages going to the $21.5 billion asset level, which far exceeded the sizes of these Funds, which at year-end were approximately $2.1 billion and $3.96 billion, respectively. The Board believed that to the extent economies of scale may be realized by the Manager of these Funds and its affiliates, that this schedule of fees provided a sharing of benefits with each of these Funds and their shareholders, and noted also that the expenses of Franklin Total Return Fund were partially subsidized by management. The fee structure, including a separate administrative fee, for Franklin Adjustable U.S. Government Securities Fund provides a management fee of 0.50% on the first $5 billion of assets, with breakpoints continuing at stages thereafter. In discussing such fee, management expressed the view that this initial rate anticipated economies of scale. In support of this position, management pointed to the competitive contractual management fee rate and expense ratio of this Fund, which had assets of approximately $2.7 billion at year-end, with those of its Lipper expense group. The Board intends to monitor the growth of this Fund, but believed that to the extent economies of scale may be realized by the Manager and its affiliates, such initial rate did reflect economies of scale benefiting this Fund and its shareholders. Franklin Low Duration Total Return Fund benefited from existing breakpoints under its management fee structure with additional breakpoints extending beyond its year-end asset levels. The Board believed such fee schedule provided a sharing of benefits with the Fund and its shareholders but believed it unlikely that its current asset size afforded any economies of scale, noting that the expenses of the Fund were subsidized by management fee waivers.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

154 | Semiannual Report

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

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Semiannual Report and Shareholder Letter

Franklin Investors Securities Trust

Investment Manager
Franklin Advisers, Inc.

Distributor
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franklintempleton.com

Shareholder Services
(800) 632-2301

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© 2012 Franklin Templeton Investments. All rights reserved.

FIST2 S 06/12

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date June 26, 2012

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date June 26, 2012